UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06557

RidgeWorth Funds

(Exact name of registrant as specified in charter)

Virtus Fund Advisers, LLC

3333 Piedmont Road, Suite 1500

Atlanta, GA 30305

(Address of principal executive offices) (Zip code)

Julia Short

President

RidgeWorth Funds

3333 Piedmont Road, Suite 1500

Atlanta, GA 30305

(Name and Address of Agent for Service)

Copies to:

W. John McGuire, Esq. Morgan, Lewis & Bockius LLP 2020 K Street, NW Washington, DC 20006	Thomas S. Harman, Esq. Morgan, Lewis & Bockius LLP 2020 K Street, NW Washington, DC 20006

Registrant’s telephone number, including area code: 1-888-784-3863

Date of fiscal year end: March 31

Date of reporting period: June 30, 2017

Item 1.	Schedule of Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2017

(Unaudited)

Capital Innovations Global Resources and Infrastructure Fund

	Shares	Value($)
Common Stocks 107.2%
Consumer Staples 5.2%
Archer-Daniels-Midland Co.	2,330	96,415
Bunge Ltd.	1,705	127,193
Mondelez International, Inc., Cl A	4,120	177,943

		401,551

Energy 42.9%
Anadarko Petroleum Corp.	4,050	183,627
BP PLC SP ADR	3,315	114,865
Canadian Natural Resources Ltd.	2,109	60,824
Cheniere Energy, Inc.*	2,230	108,623
Chevron Corp.	1,290	134,586
CNOOC Ltd. SP ADR	625	68,381
ConocoPhillips	910	40,004
CONSOL Energy, Inc.*	4,310	64,391
Enbridge, Inc.	2,400	95,544
Eni SpA SP ADR	2,070	62,224
EOG Resources, Inc.	1,625	147,095
Exxon Mobil Corp.	2,200	177,606
Fairmount Santrol Holdings, Inc.*	24,970	97,383
Halliburton Co.	3,620	154,610
Lukoil PJSC SP ADR	2,175	106,118
Marathon Petroleum Corp.	2,775	145,216
Nabors Industries Ltd.	5,565	45,299
PetroChina Co. Ltd. ADR	500	30,640
Petroleo Brasileiro SA SP ADR*	4,995	39,910
Pioneer Natural Resources Co.	1,425	227,402
Royal Dutch Shell PLC SP ADR, Cl A	3,825	203,452
Schlumberger Ltd.	1,620	106,661
Suncor Energy, Inc.	6,100	178,120
Tenaris SA ADR	2,960	92,174
Tesoro Corp.	1,580	147,888
Total SA SP ADR	5,499	272,695
Ultrapar Participacoes SA SP ADR	4,235	99,650
Weatherford International PLC*	27,830	107,702

		3,312,690

Financials 1.6%
Weyerhaeuser Co., REIT	3,750	125,625

Health Care 1.1%
Bayer AG SP ADR	670	87,009

Industrials 2.9%
Deere & Co.	1,270	156,959
Kansas City Southern	635	66,453

		223,412

See Notes to Schedules of Portfolio Investments.

Materials 53.5%
Agrium, Inc.	500	45,245
Air Products & Chemicals, Inc.	765	109,441
Albemarle Corp.	1,375	145,117
Alcoa Corp.	3,998	130,535
Anglo American PLC*	15,500	206,725
ArcelorMittal*	7,436	169,020
Barrick Gold Corp.	7,655	121,791
BHP Billiton Ltd. SP ADR	8,865	315,505
CF Industries Holdings, Inc.	4,860	135,886
E.I. du Pont de Nemours & Co.	1,180	95,238
First Quantum Minerals Ltd.	11,000	93,052
Freeport-McMoRan, Inc.*	7,900	94,879
Glencore PLC*	62,200	232,667
Goldcorp, Inc.	5,460	70,489
Huntsman Corp.	2,000	51,680
International Paper Co.	1,855	105,012
KapStone Paper and Packaging Corp.	6,625	136,674
Monsanto Co.	2,400	284,064
Newmont Mining Corp.	3,780	122,434
Nucor Corp.	2,520	145,832
Packaging Corp. of America	600	66,834
Potash Corp. of Saskatchewan, Inc.	4,610	75,143
Rio Tinto PLC SP ADR	4,990	211,127
Smurfit Kappa Group PLC	3,340	104,230
Southern Copper Corp.	2,545	88,133
Steel Dynamics, Inc.	5,580	199,820
United States Steel Corp.	7,100	157,194
Vale SA SP ADR	17,000	148,750
Vulcan Materials Co.	1,150	145,682
WestRock Co.	1,110	62,893
Wheaton Precious Metals Corp.	2,940	58,477

		4,129,569

Total Common Stocks (Cost $8,124,672)		8,279,856

Money Market Fund 0.9%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.83%(a)	69,434	69,434

Total Money Market Fund (Cost $69,434)		69,434

Total Investments (Cost $8,194,106) — 108.1%		8,349,290
Liabilities in Excess of Other Assets — (8.1)%		(627,806)

Net Assets — 100.0%		$7,721,484

*	Non-income producing security.
(a)	Rate disclosed, the 7 day yield, is as of June 30, 2017.

Investment Abbreviation

ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
SP ADR	– Sponsored American Depositary Receipt

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2017

(Unaudited)

Ceredex Large Cap Value Equity Fund

	Shares	Value($)
Common Stocks 98.8%
Consumer Discretionary 2.8%
Comcast Corp., Cl A	1,418,816	55,220,319

Consumer Staples 7.5%
Campbell Soup Co.(a)	740,794	38,632,407
Mondelez International, Inc., Cl A	1,114,825	48,149,292
Procter & Gamble Co. (The)	734,003	63,968,361

		150,750,060

Energy 14.6%
Chevron Corp.	658,394	68,690,246
EOG Resources, Inc.	568,424	51,453,740
Halliburton Co.	963,710	41,160,054
Pioneer Natural Resources Co.	254,390	40,595,556
Royal Dutch Shell PLC SP ADR, Cl B	736,444	40,084,647
Schlumberger Ltd.	761,415	50,131,564

		292,115,807

Financials 26.8%
Aon PLC	239,675	31,864,791
BlackRock, Inc.	94,160	39,774,126
Capital One Financial Corp.	510,716	42,195,356
Chubb Ltd.	275,966	40,119,937
Citigroup, Inc.	869,990	58,184,931
Crown Castle International Corp., REIT	361,299	36,194,934
JPMorgan Chase & Co.	782,310	71,503,134
MetLife, Inc.	671,865	36,912,263
Public Storage, REIT	95,329	19,878,956
Regency Centers Corp., REIT	316,855	19,847,797
Synchrony Financial	1,208,646	36,041,824
U.S. Bancorp	975,768	50,661,875
Wells Fargo & Co.	938,548	52,004,945

		535,184,869

Health Care 10.6%
Abbott Laboratories	1,069,680	51,997,145
Allergan PLC	171,290	41,638,886
Cigna Corp.	182,666	30,576,462
Johnson & Johnson	153,887	20,357,711
UnitedHealth Group, Inc.	169,264	31,384,931
Zimmer Biomet Holdings, Inc.	284,780	36,565,752

		212,520,887

See Notes to Schedules of Portfolio Investments.

Industrials 13.9%
Eaton Corp. PLC	619,550	48,219,577
FedEx Corp.	171,844	37,346,857
General Electric Co.	1,421,707	38,400,306
Honeywell International, Inc.	267,442	35,647,344
Northrop Grumman Corp.	117,378	30,132,106
PACCAR, Inc.	778,710	51,426,008
United Technologies Corp.	295,095	36,034,051

		277,206,249

Information Technology 10.3%
Analog Devices, Inc.	323,660	25,180,748
Apple, Inc.	290,970	41,905,499
Microsoft Corp.	775,133	53,429,918
Oracle Corp.	1,107,769	55,543,538
Texas Instruments, Inc.	394,722	30,365,963

		206,425,666

Materials 6.5%
Dow Chemical Co. (The)	414,712	26,155,886
PPG Industries, Inc.	372,440	40,953,502
Praxair, Inc.	194,171	25,737,366
Vulcan Materials Co.	284,701	36,065,923

		128,912,677

Telecommunication Services 2.7%
Verizon Communications, Inc.	1,226,787	54,788,307

Utilities 3.1%
Edison International	384,670	30,077,347
NextEra Energy, Inc.	227,609	31,894,849

		61,972,196

Total Common Stocks (Cost $1,563,126,152)		1,975,097,037

Money Market Fund 0.8%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.83%(b)	16,362,044	16,362,044

Total Money Market Fund (Cost $16,362,044)		16,362,044

Total Investments (Cost $1,579,488,196) — 99.6%		1,991,459,081
Other Assets in Excess of Liabilities — 0.4%		7,396,780

Net Assets — 100.0%		$1,998,855,861

(a)	The security or a partial position of the security was on loan as of June 30, 2017. The total value of securities on loan as of June 30, 2017 was $1,684,445. The total value of the collateral received is in the form of securities having a value of $1,719,975. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2017 (See Note 2(i)).
(b)	Rate disclosed, the 7 day yield, is as of June 30, 2017.

Investment Abbreviations

REIT	– Real Estate Investment Trust
SP ADR	– Sponsored American Depositary Receipt

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2017

(Unaudited)

Ceredex Mid-Cap Value Equity Fund

	Shares	Value($)
Common Stocks 97.1%
Consumer Discretionary 7.2%
AMC Entertainment Holdings, Inc., Cl A(a)	1,200,000	27,300,000
American Eagle Outfitters, Inc.(a)	2,850,000	34,342,500
Cheesecake Factory, Inc. (The)	600,000	30,180,000
Coach, Inc.	700,000	33,138,000
Dollar General Corp.	450,000	32,440,500
Mattel, Inc.(a)	1,400,000	30,142,000
Williams-Sonoma, Inc.(a)	670,000	32,495,000

		220,038,000

Consumer Staples 4.6%
Dr Pepper Snapple Group, Inc.(a)	595,000	54,210,450
Hormel Foods Corp.(a)	1,000,000	34,110,000
Molson Coors Brewing Co., Cl B	625,000	53,962,500

		142,282,950

Energy 10.7%
Cabot Oil & Gas Corp.	2,335,000	58,561,800
Core Laboratories NV(a)	335,000	33,925,450
Ensco PLC, Cl A(a)	3,465,000	17,879,400
Marathon Petroleum Corp.	1,100,000	57,563,000
Noble Energy, Inc.	2,175,000	61,552,500
Patterson-UTI Energy, Inc.	1,800,000	36,342,000
Williams Cos., Inc. (The)	2,100,000	63,588,000

		329,412,150

Financials 28.3%
Affiliated Managers Group, Inc.	310,000	51,416,600
American Campus Communities, Inc., REIT	820,000	38,786,000
BankUnited, Inc.	1,415,000	47,699,650
CIT Group, Inc.	950,000	46,265,000
Cousins Properties, Inc., REIT	4,700,000	41,313,000
CyrusOne, Inc., REIT(a)	600,000	33,450,000
First Republic Bank	340,000	34,034,000
Hartford Financial Services Group, Inc. (The)	600,000	31,542,000
KeyCorp	2,450,000	45,913,000
Lazard Ltd., Cl A	900,000	41,697,000
Life Storage, Inc., REIT	675,000	50,017,500
MB Financial, Inc.	1,180,000	51,967,200
Medical Properties Trust, Inc., REIT	3,025,000	38,931,750
National Retail Properties, Inc., REIT	1,100,000	43,010,000
Progressive Corp. (The)	1,025,000	45,192,250
Retail Opportunity Investments Corp., REIT(a)	2,450,000	47,015,500
Synchrony Financial	2,050,000	61,131,000
Taubman Centers, Inc., REIT	825,000	49,128,750
Weyerhaeuser Co., REIT	1,500,000	50,250,000
XL Group Ltd.	525,000	22,995,000

		871,755,200

See Notes to Schedules of Portfolio Investments.

Health Care 7.2%
AmerisourceBergen Corp.(a)	500,000	47,265,000
Humana, Inc.	185,000	44,514,700
Perrigo Co. PLC	660,000	49,843,200
STERIS PLC(a)	375,000	30,562,500
Zimmer Biomet Holdings, Inc.	390,000	50,076,000

		222,261,400

Industrials 10.3%
Acuity Brands, Inc.(a)	230,000	46,754,400
Alaska Air Group, Inc.	475,000	42,636,000
AMETEK, Inc.	375,000	22,713,750
Hubbell, Inc.	285,000	32,253,450
Macquarie Infrastructure Corp.	670,000	52,528,000
Pentair PLC	350,000	23,289,000
Rockwell Collins, Inc.	420,000	44,133,600
Xylem, Inc.	935,000	51,827,050

		316,135,250

Information Technology 10.1%
Analog Devices, Inc.	610,000	47,458,000
Cypress Semiconductor Corp.(a)	4,000,000	54,600,000
Harris Corp.	415,000	45,268,200
MAXIMUS, Inc.	510,000	31,941,300
Motorola Solutions, Inc.(a)	530,000	45,972,200
Sabre Corp.(a)	1,630,000	35,485,100
Western Digital Corp.	560,000	49,616,000

		310,340,800

Materials 7.8%
Air Products & Chemicals, Inc.	375,000	53,647,500
International Paper Co.	775,000	43,872,750
Martin Marietta Materials, Inc.	225,000	50,080,500
RPM International, Inc.	800,000	43,640,000
Valvoline, Inc.	2,100,000	49,812,000

		241,052,750

Telecommunication Services 1.2%
CenturyLink, Inc.(a)	1,600,000	38,208,000

Utilities 9.7%
American Water Works Co., Inc.	600,000	46,770,000
CMS Energy Corp.	810,000	37,462,500
Edison International	385,000	30,103,150
FirstEnergy Corp.	810,000	23,619,600
Great Plains Energy, Inc.	1,625,000	47,580,000
PPL Corp.	900,000	34,794,000
SCANA Corp.	690,000	46,236,900
Sempra Energy	285,000	32,133,750

		298,699,900

Total Common Stocks (Cost $2,699,328,197)		2,990,186,400

See Notes to Schedules of Portfolio Investments.

Money Market Funds 5.0%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.83%(b)	95,995,244	95,995,244
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.88%(b)(c)	57,863,650	57,863,650

Total Money Market Funds (Cost $153,858,894)		153,858,894

Total Investments (Cost $2,853,187,091) — 102.1%		3,144,045,294
Liabilities in Excess of Other Assets — (2.1)%		(63,585,861)

Net Assets — 100.0%		$3,080,459,433

(a)	The security or a partial position of the security was on loan as of June 30, 2017. The total value of securities on loan as of June 30, 2017 was $74,542,093.
(b)	Rate disclosed, the 7 day yield, is as of June 30, 2017.
(c)	Purchased with cash collateral held from securities lending. The total value of the collateral held by the Fund was $76,951,034. The total value of the collateral includes non-cash U.S. Government securities collateral having a value of $19,087,384. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2017 (See Note 2(i)).

Investment Abbreviation

REIT	– Real Estate Investment Trust

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2017

(Unaudited)

Ceredex Small Cap Value Equity Fund

	Shares	Value($)
Common Stocks 99.6%
Consumer Discretionary 25.2%
AMC Entertainment Holdings, Inc., Cl A	801,240	18,228,210
American Eagle Outfitters, Inc.	1,102,200	13,281,510
Bloomin’ Brands, Inc.	1,319,500	28,012,985
Chico’s FAS, Inc.	1,184,700	11,159,874
DSW, Inc., Cl A	922,300	16,324,710
Entravision Communications Corp., Cl A	1,166,200	7,696,920
Guess?, Inc.	1,092,954	13,967,952
HSN, Inc.	583,660	18,618,754
Lithia Motors, Inc., Cl A	202,700	19,100,421
Matthews International Corp., Cl A	43,640	2,672,950
Meredith Corp.	9,790	582,016
Papa John’s International, Inc.	230,800	16,562,208
Regal Entertainment Group, Cl A	603,100	12,339,426
Ruth’s Hospitality Group, Inc.	39,770	864,998
Scholastic Corp.	150,590	6,564,218
Sonic Automotive, Inc., Cl A	695,370	13,524,946
Sonic Corp.	731,496	19,377,329
Tupperware Brands Corp.	30,900	2,170,107

		221,049,534

Consumer Staples 8.2%
B&G Foods, Inc.	528,500	18,814,600
Calavo Growers, Inc.	128,000	8,838,400
Energizer Holdings, Inc.	591,700	28,413,434
Inter Parfums, Inc.	201,700	7,392,305
J&J Snack Foods Corp.	37,900	5,005,453
PriceSmart, Inc.	21,900	1,918,440
Sanderson Farms, Inc.	8,001	925,316

		71,307,948

Energy 0.2%
Bristow Group, Inc.	198,760	1,520,514

Financials 21.8%
Alexander & Baldwin, Inc.	261,810	10,833,698
Artisan Partners Asset Management, Inc., Cl A	65,500	2,010,850
Banco Latinoamericano de Comercio Exterior SA, Cl E	47,970	1,313,419
Bank of Hawaii Corp.	219,140	18,182,046
Cohen & Steers, Inc.	323,700	13,122,798
DiamondRock Hospitality Co., REIT	625,500	6,849,225
Education Realty Trust, Inc., REIT	526,000	20,382,500
Evercore Partners, Inc., Cl A	327,520	23,090,160
First Interstate BancSystem, Inc., Cl A	244,700	9,102,840
Hanover Insurance Group, Inc. (The)	190,182	16,855,831

See Notes to Schedules of Portfolio Investments.

Horace Mann Educators Corp.	335,300	12,674,340
Monmouth Real Estate Investment Corp., REIT	55,450	834,522
Oppenheimer Holdings, Inc., Cl A	12,410	203,524
Outfront Media, Inc., REIT	769,395	17,788,412
Retail Opportunity Investments Corp., REIT	511,593	9,817,470
Tanger Factory Outlet Centers, Inc., REIT	1,016,800	26,416,464
Trust Co Bank Corp. NY	164,550	1,275,262

		190,753,361

Health Care 7.1%
Hill-Rom Holdings, Inc.	440,730	35,086,515
Landauer, Inc.	220,740	11,544,702
Phibro Animal Health Corp., Cl A	426,400	15,798,120

		62,429,337

Industrials 28.7%
AAR Corp.	253,470	8,810,617
ABM Industries, Inc.	52,827	2,193,377
Advanced Drainage Systems, Inc.	10,700	215,070
Apogee Enterprises, Inc.	226,300	12,862,892
Badger Meter, Inc.	189,682	7,558,828
Covanta Holding Corp.	1,510,200	19,934,640
Cubic Corp.	346,500	16,042,950
EMCOR Group, Inc.	102,540	6,704,065
EnPro Industries, Inc.	93,100	6,644,547
Forward Air Corp.	364,800	19,436,544
Granite Construction, Inc.	171,240	8,260,618
Greenbrier Cos., Inc. (The)	136,500	6,313,125
Herman Miller, Inc.	643,280	19,555,712
Interface, Inc.	120,661	2,370,989
ITT, Inc.	55,357	2,224,244
Kelly Services, Inc., Cl A	705,710	15,843,189
Kforce, Inc.	377,400	7,397,040
Knoll, Inc.	676,100	13,555,805
Korn/Ferry International	298,737	10,315,389
Luxfer Holdings PLC ADR	153,710	1,965,951
Mueller Water Products, Inc., Cl A	1,083,330	12,653,294
Multi-Color Corp.	101,900	8,315,040
NN, Inc.	67,200	1,844,640
Sun Hydraulics Corp.	142,120	6,064,260
Tennant Co.	32,780	2,419,164
Tetra Tech, Inc.	512,800	23,460,600
Viad Corp.	181,090	8,556,503

		251,519,093

Information Technology 2.7%
Black Box Corp.	24,900	212,895
Daktronics, Inc.	580,250	5,587,807
Plantronics, Inc.	344,860	18,039,627

		23,840,329

See Notes to Schedules of Portfolio Investments.

Materials 2.3%
Carpenter Technology Corp.	176,700	6,613,881
Haynes International, Inc.	80,130	2,909,520
Hecla Mining Co.	2,037,840	10,392,984

		19,916,385

Utilities 3.4%
ALLETE, Inc.	163,140	11,693,875
California Water Service Group	266,490	9,806,832
NorthWestern Corp.	137,100	8,365,842

		29,866,549

Total Common Stocks (Cost $733,189,455)		872,203,050

Money Market Fund 0.6%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.83%(a)	5,096,719	5,096,719

Total Money Market Fund (Cost $5,096,719)		5,096,719

Total Investments (Cost $738,286,174) — 100.2%		877,299,769
Liabilities in Excess of Other Assets — (0.2)%		(1,335,081)

Net Assets — 100.0%		$875,964,688

(a)	Rate disclosed, the 7 day yield, is as of June 30, 2017.

Investment Abbreviations

ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2017

(Unaudited)

Innovative Growth Stock Fund

	Shares	Value($)
Common Stocks 98.3%
Consumer Discretionary 26.5%
Amazon.com, Inc.*	2,000	1,936,000
lululemon athletica, Inc.*	10,400	620,568
Netflix, Inc.*	11,300	1,688,333
Priceline Group, Inc. (The)*	495	925,907
Shake Shack, Inc., Cl A*	17,400	606,912
Tesla, Inc.*	5,200	1,880,372
Ulta Beauty, Inc.*	2,200	632,148

		8,290,240

Financials 9.2%
Bank of the Ozarks	14,000	656,180
Charles Schwab Corp. (The)	28,000	1,202,880
First Republic Bank	5,000	500,500
Signature Bank*	3,650	523,885

		2,883,445

Health Care 20.8%
BioMarin Pharmaceutical, Inc.*	4,000	363,280
Celgene Corp.*	10,150	1,318,180
DexCom, Inc.*	12,000	877,800
Exact Sciences Corp.*	32,800	1,160,136
Medidata Solutions, Inc.*	5,000	391,000
Nevro Corp.*	9,000	669,870
Portola Pharmaceuticals, Inc.*	6,000	337,020
Regeneron Pharmaceuticals, Inc.*	2,000	982,280
Teladoc, Inc.*	11,600	402,520

		6,502,086

Industrials 5.1%
XPO Logistics, Inc.*	24,400	1,576,972

Information Technology 36.7%
2U, Inc.*	12,500	586,500
Adobe Systems, Inc.*	4,500	636,480
Alphabet, Inc., Cl A*	1,100	1,022,648
Ellie Mae, Inc.*	8,750	961,712
Facebook, Inc., Cl A*	11,000	1,660,780
Inphi Corp.*	11,000	377,300
MercadoLibre, Inc.	5,400	1,354,752
Monolithic Power Systems, Inc.	9,400	906,160
Proofpoint, Inc.*	7,500	651,225
ServiceNow, Inc.*	6,550	694,300
Shopify, Inc., Cl A*	11,400	990,660
Twilio, Inc., Cl A*	11,000	320,210
Zillow Group, Inc., Cl C*	26,500	1,298,765

		11,461,492

Total Common Stocks (Cost $16,742,038)		30,714,235

See Notes to Schedules of Portfolio Investments.

Money Market Fund 3.4%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.83%(a)	1,074,315	1,074,315

Total Money Market Fund (Cost $1,074,315)		1,074,315

Total Investments (Cost $17,816,353) — 101.7%		31,788,550
Liabilities in Excess of Other Assets — (1.7)%		(533,623)

Net Assets — 100.0%		$31,254,927

*	Non-income producing security.
(a)	Rate disclosed, the 7 day yield, is as of June 30, 2017.

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2017

(Unaudited)

International Equity Fund

	Shares	Value($)
Common Stocks 95.0%
Australia 4.8%
CSL Ltd.	37,456	3,973,701

Brazil 1.9%
Raia Drogasil SA	73,000	1,544,879

Canada 3.8%
Canadian Pacific Railway Ltd.	19,378	3,116,176

China 7.2%
Ctrip.com International Ltd. ADR*(a)	48,636	2,619,535
Tencent Holdings Ltd.	93,640	3,348,633

		5,968,168

Denmark 7.9%
Chr. Hansen Holding A/S	29,402	2,138,418
Coloplast A/S, Cl B	29,157	2,436,337
Novozymes A/S, Cl B	45,145	1,975,594

		6,550,349

France 8.0%
Essilor International SA	15,795	2,009,684
Hermes International	3,915	1,934,602
LVMH Moet Hennessy Louis Vuitton SE	10,807	2,694,523

		6,638,809

Germany 2.2%
Adidas AG	9,531	1,826,098

Hong Kong 2.4%
AIA Group Ltd.	276,000	2,016,766

India 3.4%
HDFC Bank Ltd. ADR	32,485	2,825,221

Ireland 9.6%
Accenture PLC, Cl A	24,267	3,001,343
Experian PLC	147,179	3,019,168
ICON PLC*	19,567	1,913,457

		7,933,968

Italy 2.0%
Luxottica Group SpA	28,017	1,620,780

Japan 5.4%
Keyence Corp.	6,900	3,026,859
Sysmex Corp.	25,040	1,493,829

		4,520,688

Mexico 2.5%
Wal-Mart de Mexico SAB de CV	904,390	2,096,934

See Notes to Schedules of Portfolio Investments.

Netherlands 4.8%
Core Laboratories NV(a)	19,749	1,999,981
Yandex NV, Cl A*	75,640	1,984,794

		3,984,775

South Korea 2.8%
Amorepacific Corp.	8,722	2,317,430

Spain 1.4%
Industria de Diseno Textil SA	30,949	1,188,059

Sweden 2.0%
Atlas Copco AB, Cl A	44,328	1,699,520

Switzerland 11.2%
Chubb Ltd.	24,678	3,587,688
Nestle SA	38,799	3,376,553
SGS SA	957	2,317,399

		9,281,640

Taiwan 3.5%
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	82,111	2,870,601

United Kingdom 8.2%
Compass Group PLC	148,790	3,139,430
Reckitt Benckiser Group PLC	36,096	3,659,510

		6,798,940

Total Common Stocks (Cost $66,471,796)		78,773,502

Money Market Funds 4.7%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.83%(b)	3,833,884	3,833,884
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.88%(b)(c)	68,724	68,724

Total Money Market Funds (Cost $3,902,608)		3,902,608

Total Investments (Cost $70,374,404) — 99.7%		82,676,110
Other Assets in Excess of Liabilities — 0.3%		286,365

Net Assets — 100.0%		$82,962,475

*	Non-income producing security.
(a)	The security or a partial position of the security was on loan as of June 30, 2017. The total value of securities on loan as of June 30, 2017 was $4,240,988.
(b)	Rate disclosed, the 7 day yield, is as of June 30, 2017.
(c)	Purchased with cash collateral held from securities lending. The total value of the collateral held by the Fund was $4,332,462. The total value of the collateral includes non-cash U.S. Government securities collateral having a value of $4,263,738. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2017 (See Note 2(i)).

Investment Abbreviations

ADR	– American Depositary Receipt
SAB de CV	– Sociedad Anónima Bursátil de Capital Variable is the Spanish equivalent to Variable Capital Company
SP ADR	– Sponsored American Depositary Receipt

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2017

(Unaudited)

Silvant Large Cap Growth Stock Fund

	Shares	Value($)
Common Stocks 98.2%
Consumer Discretionary 20.8%
Amazon.com, Inc.*	8,316	8,049,888
Chipotle Mexican Grill, Inc.*(a)	4,277	1,779,660
Comcast Corp., Cl A	81,643	3,177,546
DR Horton, Inc.	63,001	2,177,945
Johnson Controls International PLC	26,330	1,141,669
Las Vegas Sands Corp.	32,559	2,080,194
Netflix, Inc.*	15,136	2,261,470
Priceline Group, Inc. (The)*	2,708	5,065,368
Royal Caribbean Cruises Ltd.	11,724	1,280,613
Twenty-First Century Fox, Inc., Cl A	45,471	1,288,648
Ulta Beauty, Inc.*	3,372	968,910
Walt Disney Co. (The)	28,838	3,064,037

		32,335,948

Consumer Staples 5.4%
Blue Buffalo Pet Products, Inc.*(a)	53,480	1,219,879
Colgate-Palmolive Co.	24,799	1,838,350
Costco Wholesale Corp.	19,361	3,096,405
Estee Lauder Cos., Inc. (The), Cl A	23,615	2,266,567

		8,421,201

Energy 1.4%
Devon Energy Corp.	20,040	640,679
EOG Resources, Inc.	16,505	1,494,032

		2,134,711

Financials 6.5%
American Express Co.	28,818	2,427,628
Charles Schwab Corp. (The)	58,310	2,504,998
Equinix, Inc., REIT	4,827	2,071,555
Morgan Stanley	43,973	1,959,437
SunTrust Banks, Inc.	20,037	1,136,499

		10,100,117

Health Care 13.5%
Agilent Technologies, Inc.	16,548	981,462
Alexion Pharmaceuticals, Inc.*	24,234	2,948,551
Allergan PLC	8,643	2,101,027
Biogen, Inc.*	8,955	2,430,029
Bristol-Myers Squibb Co.	42,288	2,356,287
Edwards Lifesciences Corp.*	27,815	3,288,846
HCA Healthcare, Inc.*	17,010	1,483,272
Mettler-Toledo International, Inc.*	1,847	1,087,033
Shire PLC ADR	7,123	1,177,218
UnitedHealth Group, Inc.	16,626	3,082,793

		20,936,518

See Notes to Schedules of Portfolio Investments.

Industrials 11.8%
A.O. Smith Corp.	32,245	1,816,361
Cummins, Inc.	12,298	1,994,981
Emerson Electric Co.	33,147	1,976,224
Fortune Brands Home & Security, Inc.	30,521	1,991,190
HD Supply Holdings, Inc.*	48,237	1,477,499
Honeywell International, Inc.	28,491	3,797,565
IHS Markit Ltd.*	26,065	1,147,903
J.B. Hunt Transport Services, Inc.	14,284	1,305,272
Waste Management, Inc.	15,354	1,126,216
Xylem, Inc.	29,741	1,648,544

		18,281,755

Information Technology 38.2%
Adobe Systems, Inc.*	22,904	3,239,542
Alphabet, Inc., Cl C*	5,040	4,579,999
Alphabet, Inc., Cl A*	4,903	4,558,221
Analog Devices, Inc.	23,945	1,862,921
Apple, Inc.	44,383	6,392,040
Applied Materials, Inc.	58,746	2,426,797
Autodesk, Inc.*	28,910	2,914,706
Corning, Inc.	47,391	1,424,099
Facebook, Inc., Cl A*	48,912	7,384,734
Microchip Technology, Inc.(a)	25,224	1,946,788
Microsoft Corp.	129,473	8,924,574
Oracle Corp.	20,014	1,003,502
Salesforce.com, Inc.*	25,943	2,246,664
Splunk, Inc.*(a)	24,339	1,384,646
Universal Display Corp.	4,256	464,968
Visa, Inc., Cl A(a)	72,768	6,824,183
Workday, Inc., Cl A*(a)	16,699	1,619,803

		59,198,187

Materials 0.6%
Vulcan Materials Co.	7,555	957,067

Total Common Stocks (Cost $90,762,520)		152,365,504

Money Market Fund 2.9%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.83%(b)	4,570,771	4,570,771

Total Money Market Fund (Cost $4,570,771)		4,570,771

Total Investments (Cost $95,333,291) — 101.1%		156,936,275
Liabilities in Excess of Other Assets — (1.1)%		(1,700,185)

Net Assets — 100.0%		$155,236,090

*	Non-income producing security.

See Notes to Schedules of Portfolio Investments.

(a)	The security or a partial position of the security was on loan as of June 30, 2017. The total value of securities on loan as of June 30, 2017 was $6,768,515. The total value of the collateral includes non-cash U.S. Government securities collateral having a value of $6,910,170. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2017. (See Note 2(i)).
(b)	Rate disclosed, the 7 day yield, is as of June 30, 2017.

Investment Abbreviations

ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2017

(Unaudited)

Silvant Small Cap Growth Stock Fund

	Shares	Value($)
Common Stocks 96.9%
Consumer Discretionary 9.9%
Cable One, Inc.	362	257,346
Cheesecake Factory, Inc. (The)	9,322	468,897
Cracker Barrel Old Country Store, Inc.(a)	3,028	506,433
Denny’s Corp.*	30,134	354,677
Dorman Products, Inc.*	3,181	263,291
ILG, Inc.	15,350	421,971
iRobot Corp.*(a)	2,169	182,500
Monro Muffler Brake, Inc.(a)	4,602	192,134
Sinclair Broadcast Group, Inc., Cl A	6,666	219,311
Texas Roadhouse, Inc.	9,065	461,862
Winnebago Industries, Inc.	9,612	336,420

		3,664,842

Consumer Staples 0.8%
WD-40 Co.(a)	2,815	310,635

Energy 1.4%
Carrizo Oil & Gas, Inc.*(a)	16,463	286,785
PBF Energy, Inc., Cl A(a)	10,037	223,424

		510,209

Financials 6.4%
Ameris Bancorp	5,583	269,101
AMERISAFE, Inc.	4,192	238,734
Employers Holdings, Inc.	8,779	371,352
First Financial Bankshares, Inc.(a)	6,822	301,532
Home BancShares, Inc.	24,991	622,276
QTS Realty Trust, Inc., Cl A, REIT	10,842	567,362

		2,370,357

Health Care 27.8%
AMN Healthcare Services, Inc.*(a)	12,255	478,558
ANI Pharmaceuticals, Inc.*(a)	6,188	289,598
Array BioPharma, Inc.*(a)	38,079	318,721
Cantel Medical Corp.	4,477	348,803
Chemed Corp.	1,849	378,176
Clovis Oncology, Inc.*	2,697	252,520
CorVel Corp.*	6,105	289,682
Dermira, Inc.*(a)	8,443	246,029
HealthEquity, Inc.*	5,612	279,646
HealthSouth Corp.	9,540	461,736
ICU Medical, Inc.*	3,966	684,135
Inogen, Inc.*	6,473	617,654
Insmed, Inc.*	27,221	467,112
Ironwood Pharmaceuticals, Inc.*(a)	34,981	660,441
La Jolla Pharmaceutical Co.*(a)	7,396	220,179

See Notes to Schedules of Portfolio Investments.

Neurocrine Biosciences, Inc.*(a)	5,637	259,302
NuVasive, Inc.*	7,846	603,514
NxStage Medical, Inc.*	20,323	509,498
Penumbra, Inc.*	2,153	188,926
Portola Pharmaceuticals, Inc.*	10,093	566,924
PRA Health Sciences, Inc.*	2,852	213,928
Prestige Brands Holdings, Inc.*	8,302	438,429
Radius Health, Inc.*(a)	8,142	368,263
Supernus Pharmaceuticals, Inc.*	9,628	414,967
TESARO, Inc.*(a)	2,319	324,335
Ultragenyx Pharmaceutical, Inc.*(a)	5,318	330,301

		10,211,377

Industrials 18.5%
AAON, Inc.(a)	12,696	467,848
Air Transport Services Group, Inc.*	24,851	541,255
Alamo Group, Inc.	6,394	580,639
Astec Industries, Inc.	5,855	325,011
Beacon Roofing Supply, Inc.*	7,837	384,013
BMC Stock Holdings, Inc.*	9,372	204,778
Dycom Industries, Inc.*(a)	6,156	551,085
Forward Air Corp.	9,414	501,578
Franklin Electric Co., Inc.	8,858	366,721
Hawaiian Holdings, Inc.*	7,057	331,326
II-VI, Inc.*	16,837	577,509
Masonite International Corp.*	2,550	192,525
Mercury Systems, Inc.*	4,700	197,823
Multi-Color Corp.	4,452	363,283
Simpson Manufacturing Co., Inc.	9,793	428,052
Teledyne Technologies, Inc.*	3,126	399,034
Universal Forest Products, Inc.	4,334	378,402

		6,790,882

Information Technology 24.3%
Aspen Technology, Inc.*	9,222	509,608
Coherent, Inc.*	1,612	362,684
Fair Isaac Corp.	3,284	457,822
Inphi Corp.*(a)	11,487	394,004
Integrated Device Technology, Inc.*	15,026	387,520
InterXion Holding NV*	15,118	692,102
Littelfuse, Inc.	4,082	673,530
LogMeIn, Inc.	3,440	359,480
MaxLinear, Inc., Cl A*	20,266	565,219
MINDBODY, Inc., Cl A*	13,303	361,842
Monolithic Power Systems, Inc.	3,736	360,150
Oclaro, Inc.*(a)	41,323	385,957
Paycom Software, Inc.*(a)	5,675	388,227
Pegasystems, Inc.	9,510	554,908
Proofpoint, Inc.*(a)	6,176	536,262
Q2 Holdings, Inc.*	26,867	992,736
Rogers Corp.*	2,174	236,140
Versum Materials, Inc.	11,892	386,490
ViaSat, Inc.*(a)	4,803	317,959

		8,922,640

See Notes to Schedules of Portfolio Investments.

Materials 6.7%
Balchem Corp.	6,461	502,084
HB Fuller Co.	8,734	446,395
Olin Corp.	11,398	345,131
Quaker Chemical Corp.	2,901	421,312
Stepan Co.	4,764	415,135
Valvoline, Inc.	14,205	336,943

		2,467,000

Telecommunication Services 1.1%
8x8, Inc.*	27,106	394,392

Total Common Stocks (Cost $28,205,419)		35,642,334

Money Market Funds 11.1%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.83%(b)	836,426	836,426
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.88%(b)(c)	3,237,954	3,237,954

Total Money Market Funds (Cost $4,074,380)		4,074,380

Total Investments
(Cost $32,279,799) — 108.0%		39,716,714
Liabilities in Excess of Other Assets — (8.0)%		(2,951,491)

Net Assets — 100.0%		$36,765,223

*	Non-income producing security.
(a)	The security or a partial position of the security was on loan as of June 30, 2017. The total value of securities on loan as of June 30, 2017 was $6,191,742.
(b)	Rate disclosed, the 7 day yield, is as of June 30, 2017.
(c)	Purchased with cash collateral held from securities lending. The total value of the collateral held by the Fund was $6,349,502. The total value of the collateral includes non-cash U.S. Government securities collateral having a value of $3,111,548. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2017 (See Note 2(i)).

Investment Abbreviation

REIT	– Real Estate Investment Trust

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2017

(Unaudited)

Conservative Allocation Strategy

	Shares	Value($)
Equity Funds 29.3%
RidgeWorth Ceredex Large Cap Value Equity Fund(a)	204,425	3,593,791
RidgeWorth Ceredex Mid-Cap Value Equity Fund(a)	96,643	1,421,615
RidgeWorth Ceredex Small Cap Value Equity Fund(b)	35,496	450,091
RidgeWorth International Equity Fund(a)	119,140	1,315,303
RidgeWorth Silvant Large Cap Growth Stock Fund(a)	479,398	4,463,196
RidgeWorth Silvant Small Cap Growth Stock Fund(a)	46,457	432,515

Total Equity Funds (Cost $9,310,059)		11,676,511

Fixed Income Funds 43.9%
RidgeWorth Seix Core Bond Fund(a)	777	8,275
RidgeWorth Seix Corporate Bond Fund(b)	82,167	720,608
RidgeWorth Seix Floating Rate High Income Fund(a)	19,474	169,618
RidgeWorth Seix High Income Fund(a)	42,046	272,036
RidgeWorth Seix High Yield Fund(a)	31,054	260,852
RidgeWorth Seix Total Return Bond Fund(a)	1,368,277	14,366,910
RidgeWorth Seix U.S. Government Securities Ultra-Short Bond Fund(a)	166,119	1,667,839

Total Fixed Income Funds (Cost $17,290,163)		17,466,138

Exchange Traded Funds 25.0%
Consumer Discretionary Select Sector SPDR Fund	1,153	103,343
Consumer Staples Select Sector SPDR Fund	115	6,318
Energy Select Sector SPDR Fund	977	63,427
Financial Select Sector SPDR Fund	5,864	144,665
Health Care Select Sector SPDR Fund	1,736	137,561
Industrial Select Sector SPDR Fund	1,313	89,428
iShares Barclays 20+ Year Treasury Bond Fund	1,237	154,773
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	2,357	267,355
iShares Core S&P 500 Fund	298	72,536
iShares Core U.S. Aggregate Bond Fund	66,127	7,241,568
iShares MSCI EAFE Fund	13,986	911,887
iShares MSCI Emerging Markets Index Fund	12,637	523,045
iShares Russell 2000 Index Fund	102	14,374
iShares U.S. Telecommunications Fund	651	21,001
Materials Select Sector SPDR Fund	432	23,246
Real Estate Select Sector SPDR Fund	210	6,762
Technology Select Sector SPDR Fund	3,152	172,478
Utilities Select Sector SPDR Fund	113	5,872
VanEck Vectors Gold Miners Fund	162	3,577

Total Exchange Traded Funds (Cost $9,336,673)		9,963,216

See Notes to Schedules of Portfolio Investments.

Money Market Fund 2.0%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.83%(c)	773,496	773,496

Total Money Market Fund (Cost $773,496)		773,496

Total Investments (Cost $36,710,391) — 100.2%		39,879,361
Liabilities in Excess of Other Assets — (0.2)%		(82,968)

Net Assets — 100.0%		$39,796,393

(a)	Affiliated investments. Investments are in each Fund’s IS Shares.
(b)	Affiliated investments. Investments are in each Fund’s I Shares.
(c)	Rate disclosed, the 7 day yield, is as of June 30, 2017.

Investment Abbreviations

EAFE	– Europe, Australasia and Far East
MSCI	– Morgan Stanley Capital International
SPDR	– Standard & Poor’s Depositary Receipt

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2017

(Unaudited)

Growth Allocation Strategy

	Shares	Value($)
Equity Funds 63.7%
RidgeWorth Ceredex Large Cap Value Equity Fund(a)	450,503	7,919,848
RidgeWorth Ceredex Mid-Cap Value Equity Fund(a)	208,558	3,067,883
RidgeWorth Ceredex Small Cap Value Equity Fund(b)	73,052	926,296
RidgeWorth International Equity Fund(a)	257,018	2,837,483
RidgeWorth Silvant Large Cap Growth Stock Fund(a)	1,050,561	9,780,727
RidgeWorth Silvant Small Cap Growth Stock Fund(a)	96,947	902,574

Total Equity Funds (Cost $19,029,674)		25,434,811

Fixed Income Funds 12.4%
RidgeWorth Seix Core Bond Fund(a)	271	2,882
RidgeWorth Seix Corporate Bond Fund(b)	27,802	243,823
RidgeWorth Seix Floating Rate High Income Fund(a)	6,606	57,536
RidgeWorth Seix High Income Fund(a)	14,220	92,001
RidgeWorth Seix High Yield Fund(a)	10,544	88,566
RidgeWorth Seix Total Return Bond Fund(a)	372,267	3,908,799
RidgeWorth Seix U.S. Government Securities Ultra-Short Bond Fund(a)	56,326	565,512

Total Fixed Income Funds (Cost $4,668,518)		4,959,119

Exchange Traded Funds 20.7%
Consumer Discretionary Select Sector SPDR Fund	2,051	183,831
Consumer Staples Select Sector SPDR Fund	189	10,384
Energy Select Sector SPDR Fund	1,745	113,285
Financial Select Sector SPDR Fund	10,470	258,295
Health Care Select Sector SPDR Fund	3,091	244,931
Industrial Select Sector SPDR Fund	2,347	159,854
iShares Barclays 20+ Year Treasury Bond Fund	420	52,550
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	799	90,631
iShares Core S&P 500 Fund	526	128,034
iShares Core U.S. Aggregate Bond Fund	31,162	3,412,551
iShares MSCI EAFE Fund	30,211	1,969,757
iShares MSCI Emerging Markets Index Fund	27,265	1,128,498
iShares Russell 2000 Index Fund	764	107,663
iShares U.S. Telecommunications Fund	1,132	36,518
Materials Select Sector SPDR Fund	790	42,510
Real Estate Select Sector SPDR Fund	439	14,136
Technology Select Sector SPDR Fund	5,626	307,855
Utilities Select Sector SPDR Fund	197	10,236
VanEck Vectors Gold Miners Fund	280	6,182

Total Exchange Traded Funds (Cost $7,279,989)		8,277,701

See Notes to Schedules of Portfolio Investments.

Money Market Fund 3.2%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.83%(c)	1,285,126	1,285,126

Total Money Market Fund (Cost $1,285,126)		1,285,126

Total Investments (Cost $32,263,307) — 100.0%		39,956,757
Liabilities in Excess of Other Assets — (0.0)%(d)		(17,785)

Net Assets — 100.0%		$39,938,972

(a)	Affiliated investments. Investments are in each Fund’s IS Shares.
(b)	Affiliated investments. Investments are in each Fund’s I Shares.
(c)	Rate disclosed, the 7 day yield, is as of June 30, 2017.
(d)	Less than 0.05% of Net Assets.

Investment Abbreviations

EAFE	– Europe, Australasia and Far East
MSCI	– Morgan Stanley Capital International
SPDR	– Standard & Poor’s Depositary Receipt

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2017

(Unaudited)

Moderate Allocation Strategy

	Shares	Value($)
Equity Funds 46.8%
RidgeWorth Ceredex Large Cap Value Equity Fund(a)	389,985	6,855,943
RidgeWorth Ceredex Mid-Cap Value Equity Fund(a)	182,493	2,684,470
RidgeWorth Ceredex Small Cap Value Equity Fund(b)	64,627	819,465
RidgeWorth International Equity Fund(a)	224,877	2,482,647
RidgeWorth Silvant Large Cap Growth Stock Fund(a)	912,174	8,492,339
RidgeWorth Silvant Small Cap Growth Stock Fund(a)	85,012	791,460

Total Equity Funds (Cost $15,427,760)		22,126,324

Fixed Income Funds 23.7%
RidgeWorth Seix Core Bond Fund(a)	518	5,517
RidgeWorth Seix Corporate Bond Fund(b)	65,466	574,141
RidgeWorth Seix Floating Rate High Income Fund(a)	15,588	135,767
RidgeWorth Seix High Income Fund(a)	33,535	216,969
RidgeWorth Seix High Yield Fund(a)	24,823	208,511
RidgeWorth Seix Total Return Bond Fund(a)	830,135	8,716,417
RidgeWorth Seix U.S. Government Securities Ultra-Short Bond Fund(a)	132,706	1,332,371

Total Fixed Income Funds (Cost $10,538,285)		11,189,693

Exchange Traded Funds 27.7%
Consumer Discretionary Select Sector SPDR Fund	1,967	176,302
Consumer Staples Select Sector SPDR Fund	170	9,340
Energy Select Sector SPDR Fund	1,676	108,806
Financial Select Sector SPDR Fund	10,050	247,934
Health Care Select Sector SPDR Fund	2,960	234,550
Industrial Select Sector SPDR Fund	2,245	152,907
iShares Barclays 20+ Year Treasury Bond Fund	989	123,744
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	1,881	213,362
iShares Core S&P 500 Fund	588	143,125
iShares Core U.S. Aggregate Bond Fund	77,828	8,522,944
iShares MSCI EAFE Fund	26,411	1,721,997
iShares MSCI Emerging Markets Index Fund	23,895	989,014
iShares Russell 2000 Index Fund	586	82,579
iShares U.S. Telecommunications Fund	1,069	34,486
Materials Select Sector SPDR Fund	753	40,519
Real Estate Select Sector SPDR Fund	408	13,138
Technology Select Sector SPDR Fund	5,384	294,612
Utilities Select Sector SPDR Fund	186	9,665
VanEck Vectors Gold Miners Fund	239	5,277

Total Exchange Traded Funds (Cost $12,033,361)		13,124,301

See Notes to Schedules of Portfolio Investments.

Money Market Fund 2.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.83%(c)	1,181,917	1,181,917

Total Money Market Fund (Cost $1,181,917)		1,181,917

Total Investments (Cost $39,181,323) — 100.7%		47,622,235
Liabilities in Excess of Other Assets — (0.7)%		(316,418)

Net Assets — 100.0%		$47,305,817

(a)	Affiliated investments. Investments are in each Fund’s IS Shares.
(b)	Affiliated investments. Investments are in each Fund’s I Shares.
(c)	Rate disclosed, the 7 day yield, is as of June 30, 2017.

Investment Abbreviations

EAFE	– Europe, Australasia and Far East
MSCI	– Morgan Stanley Capital International
SPDR	– Standard & Poor’s Depositary Receipt

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2017

(Unaudited)

Seix Core Bond Fund

	Shares or Principal Amount($)	Value($)
Asset-Backed Securities 6.2%
Automobiles 0.6%
Ford Credit Auto Owner Trust, Series 2014-2, Cl A, 2.310%, 04/15/26(a)	1,060,000	1,070,258
Ford Credit Auto Owner Trust/Ford Credit, Series 2014-1, Cl A, 2.260%, 11/15/25(a)	340,000	343,120

		1,413,378

Credit Card 3.1%
Cabela’s Credit Card Master Note Trust, Series 2014-2, Cl A, 1.609%, 07/15/22(b)	1,435,000	1,439,879
Capital One Multi-Asset Execution Trust, Series 2005-B3, Cl B3, 1.708%, 05/15/28(b)	396,000	381,688
Citibank Credit Card Issuance Trust, Series 2017-A6, Cl A6, 1.826%, 05/14/29(b)	1,405,000	1,414,001
Discover Card Execution Note Trust, Series 2017-A5, Cl A5, 1.816%, 12/15/26(b)	1,830,000	1,839,727
Master Credit Card Trust II, Series 2017-1A, Cl A, 2.260%, 07/21/21(a)	960,000	967,594
World Financial Network Credit Card Master Trust, Series 2017-A, Cl A, 2.120%, 03/15/24	900,000	898,717

		6,941,606

Other 2.5%
DB Master Finance LLC, Series 2015-1A, Cl A2II, 3.980%, 02/20/45(a)	1,138,788	1,167,644
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Cl A2, 5.216%, 01/25/42(a)	1,121,199	1,121,737
Five Guys Holdings, Inc., Series 2017-1A, Cl A2, 4.600%, 07/25/47(a)	700,000	703,953
Taco Bell Funding LLC, Series 2016-1A, Cl A2I, 3.832%, 05/25/46(a)	1,195,963	1,222,645
Taco Bell Funding LLC, Series 2016-1A, Cl A2II, 4.377%, 05/25/46(a)	173,688	180,760
Verizon Owner Trust, Series 2016-1A, Cl A, 1.420%, 01/20/21(a)	625,000	621,908
Verizon Owner Trust, Series 2017-2A, Cl A, 1.920%, 12/20/21(a)	460,000	459,930

		5,478,577

Total Asset-Backed Securities (Cost $13,718,375)		13,833,561

Collateralized Mortgage Obligations 5.8%
Commercial Mortgage Backed Securities 5.8%
Federal Home Loan Mortgage Corporation
Series KL1P, Cl A2P, 2.700%, 10/25/25	593,000	586,097

Federal National Mortgage Association
Series 2017-M3, Cl A2, 2.569%, 12/25/26(b)	695,000	675,539
Series 2017-M7, Cl A2, 2.961%, 02/25/27(b)	743,000	745,451

		1,420,990

FREMF Mortgage Trust
Series 2012-K21, Cl B, 4.071%, 07/25/45(a)(b)	490,000	514,279
Series 2013-K25, Cl B, 3.744%, 11/25/45(a)(b)	740,000	768,392
Series 2013-K713, Cl B, 3.274%, 04/25/46(a)(b)	480,000	488,954
Series 2016-K52, Cl B, 4.056%, 01/25/49(a)(b)	485,000	494,922

		2,266,547

GS Mortgage Securities Corp. II
Series 2012-BWTR, Cl A, 2.954%, 11/05/34(a)	815,000	825,933
Series 2012-BWTR, Cl B, 3.255%, 11/05/34(a)	1,195,000	1,218,790

		2,044,723

See Notes to Schedules of Portfolio Investments.

GS Mortgage Securities Trust
Series 2010-C1, Cl A2, 4.592%, 08/10/43(a)	1,011,000	1,073,044

Morgan Stanley Capital I Trust
Series 2014-CPT, Cl A, 3.350%, 07/13/29(a)	770,000	798,770
Series 2014-CPT, Cl AM, 3.516%, 07/13/29(a)(b)	615,000	636,310

		1,435,080

Queens Center Mortgage Trust
Series 2013-QCA, Cl A, 3.275%, 01/11/37(a)	290,000	294,645

VNDO Mortgage Trust
Series 2013-PENN, Cl B, 4.079%, 12/13/29(a)(b)	1,125,000	1,172,596

WFRBS Commercial Mortgage Trust
Series 2012-C10, Cl AS, 3.241%, 12/15/45	995,000	1,004,652
Series 2012-C6, Cl AS, 3.835%, 04/15/45	638,000	669,014
Series 2012-C8, Cl AFL, 2.001%, 08/15/45(a)(b)	790,000	802,797

		2,476,463

		12,770,185

Total Collateralized Mortgage Obligations (Cost $12,702,504)		12,770,185

Corporate Bonds 23.9%
Aerospace/Defense 0.6%
L-3 Communications, Inc., 3.850%, 12/15/26	305,000	314,410
Rockwell Collins, Inc., 3.500%, 03/15/27	933,000	946,097

		1,260,507

Agriculture 0.5%
Japan Tobacco, Inc., 2.100%, 07/23/18(a)	1,187,000	1,191,601

Airlines 0.2%
United Airlines Pass Through Trust, Series 2016-1, Cl A, 3.450%, 07/07/28	342,000	344,565

Auto Manufacturers 0.5%
Daimler Finance North America LLC, 2.250%, 03/02/20(a)	349,000	349,362
General Motors Co., 5.200%, 04/01/45	835,000	819,217

		1,168,579

Banks 5.9%
Bank of America Corp., 1.700%, 08/25/17, MTN	644,000	644,278
Bank of America Corp., 3.124%, 01/20/23, MTN(b)	1,112,000	1,124,211
Bank of New York Mellon Corp. (The), 3.000%, 10/30/28, MTN	436,000	421,958
Barclays PLC, 4.337%, 01/10/28	495,000	508,867
Citibank NA, 2.100%, 06/12/20	425,000	425,137
Citigroup, Inc., 3.887%, 01/10/28(b)	643,000	653,458
Credit Suisse Group AG, 4.282%, 01/09/28(a)	730,000	754,587
Goldman Sachs Group, Inc. (The), 3.850%, 01/26/27	604,000	614,454
JPMorgan Chase & Co., 3.625%, 12/01/27	666,000	659,181
Lloyds Banking Group PLC, 3.750%, 01/11/27	847,000	850,358
Morgan Stanley, 3.125%, 07/27/26, MTN	1,522,000	1,479,760
Morgan Stanley, 3.625%, 01/20/27	436,000	439,135
Morgan Stanley, 4.375%, 01/22/47	602,000	628,009
PNC Bank NA, 2.150%, 04/29/21, MTN	715,000	710,612
Royal Bank of Scotland Group PLC, 3.875%, 09/12/23	1,299,000	1,326,421
U.S. Bancorp, 2.625%, 01/24/22, Series V, MTN	801,000	809,308
Wells Fargo & Co., 3.069%, 01/24/23	1,046,000	1,060,653

		13,110,387

See Notes to Schedules of Portfolio Investments.

Beverages 0.2%
Molson Coors Brewing Co., 4.200%, 07/15/46	457,000	450,682

Biotechnology 0.2%
Celgene Corp., 4.625%, 05/15/44	235,000	246,881
Celgene Corp., 5.000%, 08/15/45	221,000	248,845

		495,726

Building Materials 0.4%
Johnson Controls International PLC, 4.500%, 02/15/47	501,000	532,511
Martin Marietta Materials, Inc., 3.450%, 06/01/27	367,000	365,087

		897,598

Chemicals 0.2%
Sherwin-Williams Co. (The), 4.500%, 06/01/47	385,000	403,414

Commercial Services 0.2%
ERAC USA Finance LLC, 4.500%, 02/15/45(a)	211,000	207,985
ERAC USA Finance LLC, 5.250%, 10/01/20(a)	283,000	307,140

		515,125

Computers 0.8%
Apple, Inc., 3.000%, 06/20/27	351,000	349,237
Dell International LLC / EMC Corp., 8.350%, 07/15/46(a)	753,000	971,808
DXC Technology Co., 4.250%, 04/15/24(a)	445,000	460,410

		1,781,455

Diversified Financial Services 1.3%
Air Lease Corp., 4.250%, 09/15/24	1,372,000	1,438,992
Lazard Group LLC, 3.750%, 02/13/25	1,016,000	1,024,474
TD Ameritrade Holding Corp., 2.950%, 04/01/22	361,000	369,410

		2,832,876

Electric 0.6%
Berkshire Hathaway Energy Co., 6.125%, 04/01/36	220,000	282,637
Duke Energy Corp., 3.750%, 09/01/46	728,000	691,582
Exelon Generation Co. LLC, 6.200%, 10/01/17	291,000	294,012

		1,268,231

Electronics 0.1%
Arrow Electronics, Inc., 3.875%, 01/12/28	305,000	302,461

Healthcare—Products 0.3%
Medtronic, Inc., 3.500%, 03/15/25	176,000	183,086
Medtronic, Inc., 4.625%, 03/15/45	450,000	506,446

		689,532

Healthcare—Services 0.2%
Howard Hughes Medical Institute, 3.500%, 09/01/23	334,000	352,808

Household Products/Wares 0.2%
Reckitt Benckiser Treasury Services PLC, 3.000%, 06/26/27(a)	510,000	503,255

Insurance 0.3%
Nationwide Financial Services, Inc., 5.375%, 03/25/21(a)	556,000	609,776

Machinery-Diversified 0.1%
Xylem, Inc., 3.250%, 11/01/26	298,000	296,746

Media 0.6%
Time Warner, Inc., 3.800%, 02/15/27	795,000	800,374
Viacom, Inc., 3.450%, 10/04/26	422,000	406,560

		1,206,934

See Notes to Schedules of Portfolio Investments.

Mining 1.6%
Barrick (PD) Australia Finance Property Ltd., 5.950%, 10/15/39	775,000	936,406
Barrick International Barbados Corp., 6.350%, 10/15/36(a)	658,000	774,650
Newmont Mining Corp., 6.250%, 10/01/39	1,532,000	1,880,228

		3,591,284

Miscellaneous Manufacturer 0.4%
General Electric Co., 4.125%, 10/09/42	189,000	198,904
General Electric Co., 5.250%, 12/06/17	653,000	663,723

		862,627

Oil & Gas 1.6%
BP Capital Markets PLC, 2.112%, 09/16/21	232,000	229,945
HollyFrontier Corp., 5.875%, 04/01/26	1,025,000	1,086,191
Nabors Industries, Inc., 5.500%, 01/15/23(a)(c)	601,000	569,448
Shell International Finance BV, 1.750%, 09/12/21	402,000	394,468
Shell International Finance BV, 4.375%, 05/11/45	659,000	689,666
Woodside Finance Ltd., 4.600%, 05/10/21(a)	550,000	580,166

		3,549,884

Oil & Gas Services 0.8%
Schlumberger Holdings Corp., 3.000%, 12/21/20(a)	454,000	462,261
Schlumberger Holdings Corp., 4.000%, 12/21/25(a)	887,000	929,836
Schlumberger Investment SA, 3.300%, 09/14/21(a)	285,000	294,506
TechnipFMC PLC, 3.450%, 10/01/22(a)	127,000	126,524

		1,813,127

Pharmaceuticals 0.3%
Eli Lilly & Co., 3.950%, 05/15/47	471,000	486,323
Novartis Securities Investment Ltd., 5.125%, 02/10/19	215,000	226,373

		712,696

Pipelines 1.4%
Boardwalk Pipelines LP, 4.450%, 07/15/27	280,000	286,670
Energy Transfer LP, 5.300%, 04/15/47	663,000	655,934
EnLink Midstream Partners LP, 4.150%, 06/01/25	838,000	827,536
Sabine Pass Liquefaction LLC, 4.200%, 03/15/28(a)	1,121,000	1,132,560
Transcanada Trust, 5.300%, 03/15/77(b)	117,000	120,276

		3,022,976

Real Estate Investment Trust 1.1%
American Tower Corp., 3.500%, 01/31/23	312,000	319,982
American Tower Corp., 5.000%, 02/15/24	572,000	632,020
Boston Properties LP, 3.650%, 02/01/26	375,000	379,480
Digital Realty Trust LP, 3.950%, 07/01/22	627,000	657,243
Digital Realty Trust LP, 4.750%, 10/01/25	425,000	457,119

		2,445,844

Retail 0.2%
Home Depot, Inc. (The), 2.625%, 06/01/22	345,000	350,216

Semiconductors 1.8%
Analog Devices, Inc., 3.500%, 12/05/26	616,000	620,797
Applied Materials, Inc., 3.300%, 04/01/27	628,000	638,207
NVIDIA Corp., 3.200%, 09/16/26	444,000	440,239
QUALCOMM, Inc., 4.300%, 05/20/47	630,000	643,558
TSMC Global Ltd., 1.625%, 04/03/18(a)	1,673,000	1,669,625

		4,012,426

Software 0.6%
Oracle Corp., 2.650%, 07/15/26	1,329,000	1,275,262

See Notes to Schedules of Portfolio Investments.

Telecommunication Services 0.7%
AT&T, Inc., 2.375%, 11/27/18	532,000	535,679
AT&T, Inc., 4.350%, 06/15/45	598,000	555,012
Verizon Communications, Inc., 5.012%, 04/15/49(a)	323,000	326,200

		1,416,891

Total Corporate Bonds (Cost $50,861,487)		52,735,491

U.S. Government Agency Mortgages 18.2%
Federal Home Loan Mortgage Corporation
Pool #G30614, 3.500%, 12/01/32	719,709	751,683
Pool #C91768, 3.500%, 07/01/34	902,983	940,251
Pool #G01779, 5.000%, 04/01/35	110,122	120,636
Pool #G01837, 5.000%, 07/01/35	49,870	54,584
Pool #G01838, 5.000%, 07/01/35	23,798	26,077
Pool #G05326, 5.000%, 02/01/38	104,486	114,237
Pool #G08347, 4.500%, 06/01/39	117,631	126,432
Pool #G08353, 4.500%, 07/01/39	152,309	163,698
Pool #G05606, 4.500%, 07/01/39	1,343,740	1,443,868
Pool #A89148, 4.000%, 10/01/39	296,868	313,493
Pool #G08372, 4.500%, 11/01/39	451,021	484,933
Pool #A93101, 5.000%, 07/01/40	52,463	57,505
Pool #G06061, 4.000%, 10/01/40	430,610	456,127
Pool #A95085, 4.000%, 11/01/40	280,095	295,771
Pool #A95822, 4.000%, 12/01/40	482,557	513,042
Pool #A95796, 4.000%, 12/01/40	170,261	179,782
Pool #G60126, 4.500%, 11/01/41	43,422	46,672
Pool #C04123, 4.000%, 07/01/42	785,172	832,191
Pool #Q13801, 3.000%, 12/01/42	193,128	193,823
Pool #G60019, 4.500%, 03/01/44	1,572,000	1,689,626
Pool #G60589, 4.000%, 02/01/45	1,534,282	1,614,843
Pool #Q31645, 4.000%, 02/01/45	129,671	136,956
Pool #Q35611, 4.000%, 09/01/45	1,133,345	1,197,023
Pool #Q37163, 3.500%, 11/01/45	635,144	656,187
Pool #Q38473, 4.000%, 01/01/46	753,835	793,417
Pool #Q40124, 3.500%, 04/01/46	790,049	816,241
Pool #Q40123, 3.500%, 04/01/46	627,977	649,811

		14,668,909

Federal National Mortgage Association
Pool #AN5647, 2.930%, 11/01/26	435,000	437,382
Pool #AP9592, 3.500%, 10/01/32	743,080	776,136
Pool #MA1630, 4.000%, 10/01/33	261,820	277,840
Pool #MA1763, 3.500%, 01/01/34	301,466	314,690
Pool #AL7497, 3.500%, 09/01/40	2,207,059	2,280,015
Pool #AE3860, 5.000%, 10/01/40	746,691	817,318
Pool #MA0639, 4.000%, 02/01/41	201,576	212,760
Pool #AL0215, 4.500%, 04/01/41	673,221	728,406
Pool #BA6414, 3.000%, 12/01/41	204,397	205,932
Pool #AW8154, 3.500%, 01/01/42	1,122,321	1,158,936
Pool #AS9571, 3.500%, 05/01/42	2,119,655	2,185,688
Pool #AZ0572, 3.000%, 06/01/42	445,345	447,231
Pool #AP7874, 3.500%, 10/01/42	275,773	284,360
Pool #AV3452, 4.000%, 02/01/44	579,775	609,758
Pool #AL6223, 4.500%, 08/01/44	740,934	796,006
Pool #AL9127, 4.000%, 10/01/44	1,683,206	1,782,067
Pool #AY2685, 4.500%, 01/01/45	97,546	105,376
Pool #BD9394, 3.500%, 06/01/45	282,537	290,613
Pool #MA2341, 4.500%, 06/01/45	50,917	54,671

See Notes to Schedules of Portfolio Investments.

Pool #BE5050, 4.000%, 09/01/45	1,040,715	1,094,535
Pool #AZ9213, 4.000%, 10/01/45	1,251,730	1,323,124
Pool #AS6515, 4.000%, 01/01/46	1,156,733	1,216,553
Pool #BC2470, 3.500%, 02/01/46	512,162	531,402

		17,930,799

Government National Mortgage Association
Pool #783653, 5.000%, 08/15/40	125,143	137,258
Pool #MA0321, 5.000%, 08/20/42	70,856	77,042
Pool #AM0226, 4.000%, 05/15/45	853,563	898,818
Pool #AM9875, 4.000%, 06/15/45	294,908	310,461
Pool #AN5766, 4.000%, 07/15/45	283,131	298,724
Pool #AN5764, 4.000%, 07/15/45	253,177	266,719
Pool #AN5745, 4.000%, 07/15/45	696,855	735,956
Pool #AM8631, 4.000%, 07/15/45	575,329	605,937
Pool #AV6530, 4.000%, 08/20/46	288,228	303,498
Pool #MA4072, 5.000%, 11/20/46	396,634	428,750
Pool #MA4383, 4.000%, 04/20/47	3,086,776	3,256,847
Pool #MA4511, 4.000%, 06/20/47	273,000	288,212

		7,608,222

Total U.S. Government Agency Mortgages (Cost $40,011,579)		40,207,930

U.S. Treasury Obligations 44.3%
U.S. Treasury Bond 6.5%
3.000%, 02/15/47	13,848,000	14,285,071

U.S. Treasury Notes 37.8%
1.250%, 10/31/18	2,409,000	2,406,177
0.750%, 08/15/19(d)	14,974,000	14,770,443
1.375%, 04/30/20	11,108,000	11,058,103
1.375%, 01/31/21	17,283,000	17,102,064
2.000%, 05/31/21	22,512,000	22,740,632
2.375%, 05/15/27	15,446,000	15,543,742

		83,621,161

Total U.S. Treasury Obligations (Cost $97,538,901)		97,906,232

Money Market Funds 1.9%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.83%(e)	3,899,001	3,899,001
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.88%(e)(f)	288,278	288,278

Total Money Market Funds (Cost $4,187,279)		4,187,279

Total Investments (Cost $219,020,125) — 100.3%		221,640,678
Liabilities in Excess of Other Assets — (0.3)%		(736,432)

Net Assets — 100.0%		$220,904,246

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 13.2% of net assets as of June 30, 2017.
(b)	Variable or floating rate security. Rate disclosed is as of June 30, 2017.
(c)	The security or a partial position of the security was on loan as of June 30, 2017. The total value of securities on loan as of June 30, 2017 was $273,828.
(d)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.

See Notes to Schedules of Portfolio Investments.

(e)	Rate disclosed, the 7 day yield, is as of June 30, 2017.
(f)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2017 (See Note 2(i)).

Investment Abbreviation

MTN	– Medium Term Note

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2017

(Unaudited)

Seix Corporate Bond Fund

	Shares or Principal Amount($)	Value($)
Corporate Bonds 100.7%
Aerospace/Defense 2.2%
L-3 Communications, Inc., 3.850%, 12/15/26	97,000	99,993
Rockwell Collins, Inc., 3.500%, 03/15/27	338,000	342,744

		442,737

Agriculture 1.3%
Japan Tobacco, Inc., 2.100%, 07/23/18(a)	250,000	250,969

Airlines 0.6%
United Airlines Pass Through Trust, Series 2016-1, Cl A, 3.450%, 07/07/28	110,000	110,825

Auto Manufacturers 1.3%
General Motors Co., 5.200%, 04/01/45	267,000	261,953

Banks 23.8%
Bank of America Corp., 3.124%, 01/20/23, MTN(b)	374,000	378,107
Bank of New York Mellon Corp. (The), 3.000%, 10/30/28, MTN	227,000	219,689
Barclays PLC, 4.337%, 01/10/28	200,000	205,603
Citibank NA, 2.100%, 06/12/20	250,000	250,081
Citigroup, Inc., 3.887%, 01/10/28(b)	323,000	328,253
Credit Suisse Group AG, 4.282%, 01/09/28(a)	252,000	260,488
Goldman Sachs Group, Inc. (The), 3.850%, 01/26/27	209,000	212,617
JPMorgan Chase & Co., 3.625%, 12/01/27	412,000	407,782
Lloyds Banking Group PLC, 3.750%, 01/11/27	293,000	294,161
Morgan Stanley, 2.625%, 11/17/21, MTN	190,000	189,720
Morgan Stanley, 3.625%, 01/20/27	151,000	152,086
Morgan Stanley, 4.375%, 01/22/47	208,000	216,986
National Australia Bank Ltd., 1.875%, 07/12/21	434,000	424,647
PNC Bank NA, 2.150%, 04/29/21, MTN	250,000	248,466
Royal Bank of Scotland Group PLC, 3.875%, 09/12/23	449,000	458,478
U.S. Bancorp, 2.625%, 01/24/22, MTN	124,000	125,286
Wells Fargo & Co., 3.069%, 01/24/23	351,000	355,917

		4,728,367

Biotechnology 0.8%
Celgene Corp., 4.625%, 05/15/44	76,000	79,842
Celgene Corp., 5.000%, 08/15/45	78,000	87,828

		167,670

Building Materials 1.8%
Johnson Controls International PLC, 4.500%, 02/15/47	202,000	214,705
Martin Marietta Materials, Inc., 3.450%, 06/01/27	137,000	136,286

		350,991

Chemicals 0.8%
Sherwin-Williams Co. (The), 4.500%, 06/01/47	145,000	151,935

Computers 5.0%
Apple, Inc., 3.000%, 06/20/27	515,000	512,413
Dell International LLC/EMC Corp., 8.350%, 07/15/46(a)	239,000	308,449
DXC Technology Co., 4.250%, 04/15/24(a)	160,000	165,541

		986,403

See Notes to Schedules of Portfolio Investments.

Diversified Financial Services 6.9%
Air Lease Corp., 4.250%, 09/15/24	395,000	414,287
Jefferies Group LLC, 4.850%, 01/15/27	415,000	433,787
Lazard Group LLC, 3.750%, 02/13/25	401,000	404,345
TD Ameritrade Holding Corp., 2.950%, 04/01/22	115,000	117,679

		1,370,098

Electric 4.7%
Berkshire Hathaway Energy Co., 6.125%, 04/01/36	104,000	133,610
Duke Energy Corp., 3.750%, 09/01/46	227,000	215,645
Exelon Generation Co. LLC, 6.200%, 10/01/17	370,000	373,829
FirstEnergy Transmission LLC, 5.450%, 07/15/44(a)	184,000	210,174

		933,258

Electronics 0.6%
Arrow Electronics, Inc., 3.875%, 01/12/28	113,000	112,059

Healthcare—Products 1.1%
Medtronic, Inc., 3.500%, 03/15/25	63,000	65,537
Medtronic, Inc., 4.625%, 03/15/45	145,000	163,188

		228,725

Healthcare—Services 1.1%
Roche Holdings, Inc., 2.250%, 09/30/19(a)	216,000	217,514

Household Products/Wares 1.0%
Reckitt Benckiser Treasury Services PLC, 3.000%, 06/26/27(a)	200,000	197,355

Housewares 2.0%
Newell Brands, Inc., 4.200%, 04/01/26	380,000	403,479

Insurance 1.1%
American Financial Group, Inc., 4.500%, 06/15/47	210,000	213,703

Media 3.3%
Time Warner, Inc., 3.800%, 02/15/27	252,000	253,703
Viacom, Inc., 3.450%, 10/04/26	133,000	128,134
Viacom, Inc., 5.875%, 02/28/57(b)	262,000	272,480

		654,317

Mining 3.9%
Barrick (PD) Australia Finance Property Ltd., 5.950%, 10/15/39	217,000	262,194
Barrick International Barbados Corp., 6.350%, 10/15/36(a)	219,000	257,824
Newmont Mining Corp., 6.250%, 10/01/39	202,000	247,915

		767,933

Miscellaneous Manufacturer 0.7%
General Electric Co., 4.125%, 10/09/42	127,000	133,655

Oil & Gas 11.6%
BP Capital Markets PLC, 2.112%, 09/16/21	205,000	203,184
Chevron Corp., 1.718%, 06/24/18(c)	399,000	399,874
Ensco PLC, 4.500%, 10/01/24	161,000	123,970
Ensco PLC, 5.200%, 03/15/25(c)	387,000	314,438
Ensco PLC, 5.750%, 10/01/44	142,000	93,010
Exxon Mobil Corp., 1.305%, 03/06/18	309,000	308,813
HollyFrontier Corp., 5.875%, 04/01/26	325,000	344,402
Nabors Industries, Inc., 5.500%, 01/15/23(a)(c)	220,000	208,450
Shell International Finance BV, 1.750%, 09/12/21	123,000	120,695
Shell International Finance BV, 2.000%, 11/15/18	190,000	191,220

		2,308,056

See Notes to Schedules of Portfolio Investments.

Oil & Gas Services 2.7%
Schlumberger Holdings Corp., 3.000%, 12/21/20(a)	162,000	164,948
Schlumberger Holdings Corp., 4.000%, 12/21/25(a)	313,000	328,116
TechnipFMC PLC, 3.450%, 10/01/22(a)	55,000	54,794

		547,858

Pharmaceuticals 0.9%
Eli Lilly & Co., 3.950%, 05/15/47	184,000	189,986

Pipelines 6.8%
Boardwalk Pipelines LP, 4.450%, 07/15/27	97,000	99,311
Energy Transfer LP, 5.300%, 04/15/47	229,000	226,560
EnLink Midstream Partners LP, 4.150%, 06/01/25	310,000	306,129
Sabine Pass Liquefaction LLC, 4.200%, 03/15/28(a)	408,000	412,207
Transcanada Trust, 5.300%, 03/15/77(b)	307,000	315,596

		1,359,803

Real Estate Investment Trust 1.8%
Digital Realty Trust LP, 3.950%, 07/01/22	220,000	230,611
Digital Realty Trust LP, 4.750%, 10/01/25	123,000	132,296

		362,907

Retail 0.7%
Home Depot, Inc. (The), 2.625%, 06/01/22	138,000	140,086

Semiconductors 8.1%
Analog Devices, Inc., 3.500%, 12/05/26	195,000	196,518
Applied Materials, Inc., 3.300%, 04/01/27	227,000	230,689
Intel Corp., 1.350%, 12/15/17	610,000	609,851
NVIDIA Corp., 3.200%, 09/16/26	144,000	142,780
QUALCOMM, Inc., 4.300%, 05/20/47	237,000	242,101
TSMC Global Ltd., 1.625%, 04/03/18(a)	200,000	199,597

		1,621,536

Software 2.4%
Microsoft Corp., 1.100%, 08/08/19	481,000	475,299

Telecommunication Services 1.7%
AT&T, Inc., 4.350%, 06/15/45	230,000	213,466
Verizon Communications, Inc., 5.012%, 04/15/49(a)	117,000	118,159

		331,625

Total Corporate Bonds (Cost $19,648,333)		20,021,102

Money Market Funds 6.4%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.83%(d)	822,221	822,221
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.88%(d)(e)	457,790	457,790

Total Money Market Funds (Cost $1,280,011)		1,280,011

Total Investments (Cost $20,928,344) — 107.1%		21,301,113
Liabilities in Excess of Other Assets — (7.1)%		(1,411,445)

Net Assets — 100.0%		$19,889,668

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 16.9% of net assets as of June 30, 2017.
(b)	Variable or floating rate security. Rate disclosed is as of June 30, 2017.

See Notes to Schedules of Portfolio Investments.

(c)	The security or a partial position of the security was on loan as of June 30, 2017. The total value of securities on loan as of June 30, 2017 was $439,800.
(d)	Rate disclosed, the 7 day yield, is as of June 30, 2017.
(e)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2017 (See Note 2(i)).

Investment Abbreviation

MTN	– Medium Term Note

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2017

(Unaudited)

Seix Floating Rate High Income Fund

	Shares or Principal Amount($)	Value($)
Asset-Backed Securities 0.2%
Other 0.2%
CIFC Funding Ltd., Series 2015-1A, Cl F, 7.653%, 01/22/27(a)(b)	5,000,000	4,716,310
Neuberger Berman CLO XIV Ltd., Series 2013-14A, Cl ER, 7.622%, 01/28/30(a)(b)	3,000,000	3,012,555
OCP CLO 2017-13 Ltd., Series 2017-13A, Cl C, , 07/15/30(a)(b)(c)	3,000,000	2,968,200

Total Asset-Backed Securities (Cost $10,482,597)		10,697,065

Bank Loans 93.1%
Aerospace 2.9%
Aerojet Rocketdyne Holdings, Inc., Delayed Draw Term Loan, 3.476%, 06/17/21(a)(b)	8,710,769	8,623,661
Air Canada, 2016 Term Loan B, 3.900%, 10/06/23(a)(b)	12,875,000	12,919,290
AM General LLC, 2nd Lien Term Loan, 12.795%, 06/21/22(a)(b)	7,000,000	7,192,500
American Airlines, Inc., Repriced Term Loan B, 04/28/23(b)(c)(d)	7,209,474	7,208,465
American Airlines, Inc., 2017 1st Lien Term Loan, 3.117%, 10/12/21(a)(b)	5,715,000	5,707,056
American Airlines, Inc., 2016 USD Term Loan B, 3.659%, 12/14/23(a)(b)	3,500,237	3,500,797
AWAS Finance Luxembourg S.A.R.L., Term Loan B, 4.480%, 06/10/18(a)(b)	8,466,327	8,466,327
DAE Aviation Holdings, Inc., 1st Lien Term Loan, 4.980%, 07/07/22(a)(b)	13,917,210	14,014,630
Engility Corp., Term Loan B1, 4.476%, 08/12/20(a)(b)	12,497,936	12,576,048
Engility Corp., Term Loan B2, 4.976%-7.000%, 08/12/23(a)(b)	19,464,618	19,659,264
Sequa Mezzanine Holdings LLC, 1st Lien Term Loan, 6.672%, 11/28/21(a)(b)	6,690,000	6,723,450
Sequa Mezzanine Holdings LLC, 2nd Lien Term Loan, 10.172%, 04/28/22(a)(b)	2,090,000	2,126,575
TransDigm, Inc., Term Loan D, 4.226%-4.296%, 06/04/21(a)(b)	9,355,228	9,344,750
TransDigm, Inc., 2015 Term Loan E, 4.226%-4.296%, 05/14/22(a)(b)	18,348,555	18,311,858
TransDigm, Inc., 2016 Extended Term Loan F, 4.226%, 06/09/23(a)(b)(e)	31,713,522	31,648,509
WP CPP Holdings LLC, Term Loan B3, 4.672%, 12/28/19(a)(b)	8,139,781	7,814,190

		175,837,370

Broadcasting 2.5%
CBS Radio, Inc., 2017 Term Loan B, 10/17/23(b)(c)(d)	6,740,000	6,769,521
CBS Radio, Inc., Term Loan B, 4.716%, 10/17/23(a)(b)	6,110,981	6,118,619
Cumulus Media Holdings, Inc., 2013 Term Loan, 4.480%, 12/23/20(a)(b)	8,810,805	7,101,508
iHeartCommunications, Inc., USD Extended Term Loan E, 8.726%, 07/30/19(a)(b)	72,072,285	58,648,822
Mission Broadcasting, Inc., 2016 Term Loan B2, 01/17/22(b)(c)(d)	607,379	606,809
Mission Broadcasting, Inc., 2016 Term Loan B2, 4.238%-7.250%, 01/17/24(a)(b)	488,927	489,715
Nexstar Broadcasting, Inc., 2017 Term Loan B, 01/17/22(b)(c)(d)	4,969,845	4,977,847
Nexstar Broadcasting, Inc., 2017 Term Loan B, 4.238%, 01/17/24(a)(b)	4,960,684	4,968,670
Quincy Newspapers, Inc., Term Loan B, 4.480%-6.500%, 10/13/22(a)(b)	4,357,555	4,390,236
Tribune Media Co., Term Loan, 4.226%, 12/27/20(a)(b)	1,094,306	1,096,363
Tribune Media Co., Term Loan C, 4.226%, 01/27/24(a)(b)	13,639,131	13,669,819
Univision Communications, Inc., Term Loan C5, 3.976%, 03/15/24(a)(b)	47,194,657	46,230,942

		155,068,871

Cable/Wireless Video 7.1%
Altice US Finance I Corp., 2017 Term Loan, 3.466%, 07/28/25(a)(b)	21,232,897	21,020,568
Cable One, Inc., 2017 Term Loan B, 3.430%, 05/01/24(a)(b)	2,505,000	2,511,263
Charter Communications Operating LLC, Repriced Term Loan E, 3.230%, 07/01/20(a)(b)	13,493,874	13,529,363
Charter Communications Operating LLC, Repriced Term Loan F, 3.230%, 01/03/21(a)(b)	3,802,504	3,812,010

See Notes to Schedules of Portfolio Investments.

Charter Communications Operating LLC, 2016 Term Loan H Add, 3.230%, 01/15/22(a)(b)	16,391,532	16,426,446
Charter Communications Operating LLC, 2016 Term Loan I Add, 3.476%, 01/15/24(a)(b)(c)	20,261,596	20,326,230
Coral- US Co. Borrower LLC, Term Loan B, 4.726%, 01/31/25(a)(b)	7,530,000	7,544,156
CSC Holdings LLC, 2017 1st Lien Term Loan, 3.459%, 07/17/25(a)(b)	15,649,844	15,528,558
Intelsat Jackson Holdings S.A., Term Loan B2, 4.000%, 06/30/19(a)(b)	30,470,000	30,189,067
Liberty Cablevision of Puerto Rico LLC, 1st Lien Term Loan, 4.658%, 01/07/22(a)(b)	19,930,893	19,715,042
Liberty Cablevision of Puerto Rico LLC, 2nd Lien Term Loan, 7.908%, 07/07/23(a)(b)(c)	5,140,352	5,114,650
MCC Iowa LLC, Term Loan H, 3.690%, 01/29/21(a)(b)	4,794,160	4,806,145
Mediacom Illinois LLC, Term Loan K, 3.440%, 02/15/24(a)(b)	12,748,050	12,779,920
Quebecor Media, Inc., Term Loan B1, 3.432%, 08/17/20(a)(b)(e)	23,713,821	23,763,146
Radiate Holdco LLC, Bridge Term Loan, 06/16/18(b)(c)(d)	10,000,000	10,000,000
Radiate Holdco LLC, 1st Lien Term Loan, 4.226%, 02/01/24(a)(b)	12,408,900	12,221,277
Telenet Financing USD LLC, USD Term Loan AI, 3.909%, 06/30/25(a)(b)	2,090,000	2,090,272
UPC Financing Partnership, USD Term Loan AP, 3.909%, 04/15/25(a)(b)	23,845,000	23,869,799
Virgin Media Bristol LLC, USD Term Loan I, 3.909%, 01/31/25(a)(b)(e)	42,970,000	42,959,258
WideOpenWest Finance LLC, 2017 Term Loan B, 08/16/23(b)(c)(d)	29,773,400	29,722,785
WideOpenWest Finance LLC, 2016 Term Loan B, 4.702%, 08/18/23(a)(b)	32,906,338	32,850,397
Ziggo Secured Finance Partnership, USD Term Loan E, 3.659%, 04/15/25(a)(b)	84,360,000	84,072,332

		434,852,684

Chemicals 3.7%
Albaugh LLC, Term Loan B, 6.121%, 05/31/21(a)(b)	3,995,380	4,018,673
Alpha 3 B.V., 2017 Term Loan B1, 4.296%, 01/31/24(a)(b)	4,260,000	4,265,325
Ashland, Inc., 2017 Term Loan B, 3.139%-3.242%, 05/24/24(a)(b)	1,675,000	1,680,243
Axalta Coating Systems U.S. Holdings, Inc., USD Term Loan, 3.296%, 06/01/24(a)(b)	7,530,000	7,548,072
Emerald Performance Materials LLC, New 1st Lien Term Loan, 4.726%, 08/01/21(a)(b)	1,139,976	1,147,454
Emerald Performance Materials LLC, New 2nd Lien Term Loan, 8.976%, 08/01/22(a)(b)	22,196,391	22,134,020
Ferro Corp., USD 2017 Term Loan B, 3.726%, 02/14/24(a)(b)	8,493,713	8,518,514
Gemini HDPE LLC, Term Loan B, 4.172%, 08/07/21(a)(b)	17,751,990	17,829,744
INEOS Styrolution Group GmbH, USD 2017 1st Lien Term Loan, 4.046%, 04/01/24(a)(b)	13,731,086	13,816,906
Ineos U.S. Finance LLC, 2022 USD Term Loan, 3.976%, 03/31/22(a)(b)(e)	67,766,340	67,865,279
Ineos U.S. Finance LLC, 2024 USD Term Loan, 3.976%, 04/01/24(a)(b)	16,954,800	16,980,232
Kraton Polymers LLC, 2016 Term Loan B, 5.226%, 01/06/22(a)(b)	10,610,509	10,698,151
MacDermid, Inc., USD Term Loan B6, 4.226%, 06/07/23(a)(b)	5,932,182	5,936,632
MacDermid, Inc., USD Term Loan B5, 4.726%, 06/07/20(a)(b)	4,551,419	4,562,798
Minerals Technologies, Inc., 2017 Term Loan B, 3.470%-5.500%, 02/14/24(a)(b)	7,731,835	7,751,165
Minerals Technologies, Inc., Fixed Rate Term Loan, 4.750%, 05/09/21(a)(b)	16,808,083	16,934,143
New Arclin U.S. Holding Corp., 1st Lien Term Loan, 5.670%, 02/14/24(a)(b)	1,795,000	1,812,950
Royal Holdings, Inc., 2017 Term Loan B, 4.546%, 06/19/22(a)(b)	6,855,924	6,903,092
Royal Holdings, Inc., 2015 2nd Lien Term Loan, 8.794%, 06/19/23(a)(b)	830,172	828,097
Univar, Inc., 2017 Term Loan B, 3.976%, 07/01/22(a)(b)	4,363,741	4,365,792
Venator Materials Corp., Term Loan B, 06/20/24(b)(c)(d)	1,675,000	1,679,187

		227,276,469

Consumer Durables 0.3%
American Bath Group LLC, 2017 Term Loan B, 6.546%, 09/30/23(a)(b)	10,360,419	10,460,812
Comfort Holding LLC, 1st Lien Term Loan, 5.885%, 02/05/24(a)(b)	4,255,000	4,249,681
WKI Holding Co., Inc., Term Loan B, 5.170%, 05/01/24(a)(b)	5,020,000	5,063,925

		19,774,418

Consumer Non-Durables 0.8%
Eastman Kodak Co., Exit Term Loan, 7.422%, 09/03/19(a)(b)	9,166,673	9,120,839
Galleria Co., USD Term Loan B, 4.125%, 09/29/23(a)(b)	8,128,333	8,168,975
Nature’s Bounty Co. (The), 2017 USD Term Loan B, 4.796%, 05/05/23(a)(b)	11,662,525	11,668,822
Prestige Brands, Inc., Term Loan B4, 3.976%, 01/26/24(a)(b)	9,945,662	9,981,566
Varsity Brands, Inc., 1st Lien Term Loan, 4.551%-4.726%, 12/11/21(a)(b)	8,757,809	8,797,219
Wellness Merger Sub, Inc., 1st Lien Term Loan, 06/30/24(b)(c)(d)	3,765,000	3,736,763

		51,474,184

See Notes to Schedules of Portfolio Investments.

Diversified Media 5.5%
ALM Media Holdings, Inc., 1st Lien Term Loan, 5.796%, 07/31/20(a)	4,977,531	4,529,553
AP NMT Acquisition B.V., USD 1st Lien Term Loan, 6.898%, 08/13/21(a)(b)	14,959,705	13,999,740
Creative Artists Agency LLC, 2017 1st Lien Term Loan B, 4.659%-6.750%, 02/15/24(a)(b)	11,636,525	11,704,366
Delta 2 (LUX) S.A.R.L., USD Term Loan B3, 4.504%, 02/01/24(a)(b)	9,430,000	9,431,980
Deluxe Entertainment Services Group, Inc., Term Loan 2014, 6.621%-6.672%, 02/28/20(a)(b)	22,078,705	22,009,819
DHX Media Ltd., Term Loan B, 12/22/23(b)(c)(d)	5,855,000	5,873,326
Donnelley Financial Solutions, Inc., Term Loan B, 5.076%, 09/30/23(a)(b)	3,025,943	3,053,691
Gannett Co., Inc., Revolver, 06/29/20(b)(c)(d)	5,000,000	4,800,000
Harland Clarke Holdings Corp., Term Loan B6, 6.796%, 02/09/22(a)(b)(e)	108,198,004	108,225,053
Harland Clarke Holdings Corp., Term Loan B5, 7.296%, 12/31/21(a)(b)(e)	23,179,007	23,265,929
Learfield Communications, Inc., 2016 1st Lien Term Loan, 4.480%, 12/01/23(a)(b)	2,502,425	2,511,809
Lions Gate Entertainment Corp., Term Loan A, 3.726%, 12/08/21(a)(b)	14,625,000	14,625,000
Lions Gate Entertainment Corp., 2016 1st Lien Term Loan, 4.226%, 12/08/23(a)(b)	19,029,125	19,130,170
McGraw-Hill Global Education Holdings LLC, 2016 Term Loan B, 5.226%, 05/04/22(a)(b)	5,761,930	5,660,174
Merrill Communications LLC, 2015 Term Loan, 6.422%, 06/01/22(a)(b)	12,347,728	12,378,597
MH Sub I LLC, 2017 Incremental 1st Lien Term Loan, 4.976%, 07/08/21(a)(b)	2,706,935	2,723,854
Nielsen Finance LLC, USD Term Loan B4, 3.096%, 10/04/23(a)(b)	6,063,131	6,067,254
Rovi Solutions Corp., New Term Loan B, 3.730%, 07/02/21(a)(b)	9,262,696	9,256,119
William Morris Endeavor Entertainment LLC, 1st Lien Term Loan, 4.290%-4.480%, 05/06/21(a)(b)(e)	44,495,781	44,625,709
William Morris Endeavor Entertainment LLC, 2nd Lien Term Loan, 8.476%, 05/06/22(a)(b)	16,942,782	17,133,389

		341,005,532

Energy 5.4%
Alon USA Energy, Inc., Master Limited Partnership Term Loan, 9.250%, 11/26/18(a)(b)	17,560,908	17,560,908
Azure Midstream Energy LLC, Term Loan B, 7.726%, 11/15/18(a)(b)	15,614,847	14,547,884
BCP Raptor LLC, Term Loan B, 06/06/24(b)(c)(d)	12,960,000	12,798,000
California Resources Corp., Second Out Term Loan, 11.534%, 12/31/21(a)(b)	8,790,000	9,273,450
Chesapeake Energy Corp., Term Loan, 8.686%, 08/23/21(a)(b)	23,745,000	25,086,592
Chief Exploration & Development LLC, 2nd Lien Term Loan, 7.932%, 05/16/21(a)(b)	15,090,000	14,505,262
CITGO Holding, Inc., 2015 Term Loan B, 9.796%, 05/12/18(a)(b)(e)	39,853,164	40,413,500
Crestwood Holdings LLC, Term Loan B1, 9.209%, 06/19/19(a)(b)(c)	14,278,368	13,897,563
EMG Utica LLC, Term Loan, 5.046%-5.197%, 03/27/20(a)(b)	21,794,022	21,794,022
Energy Transfer Equity L.P., 2017 Term Loan B, 3.826%, 02/02/24(a)(b)	86,605,000	86,118,280
FTS International, Inc., New Term Loan B, 5.976%, 04/16/21(a)(b)	26,971,455	21,509,735
Gavilan Resources LLC, 2nd Lien Term Loan, 7.076%, 03/01/24(a)(b)	15,190,000	14,405,133
Hi-Crush Partners L.P., Term Loan B, 5.046%, 04/28/21(a)(b)	6,818,830	6,574,511
KCA Deutag U.S. Finance LLC, Term Loan, 6.922%, 05/15/20(a)(b)	13,548,410	12,139,375
MEG Energy Corp., 2017 Term Loan B, 4.680%-6.750%, 12/31/23(a)(b)	14,875	14,476
Philadelphia Energy Solutions LLC, Term Loan B, 6.250%, 04/04/18(a)(b)	11,796,035	10,675,411
Pinnacle Holdco S.A.R.L., Term Loan, 4.800%, 07/30/19(a)	3,227,244	2,799,634
Sheridan Investment Partners II L.P., Term Loan M, 4.710%, 12/16/20(a)	319,672	271,722
Sheridan Investment Partners II L.P., Term Loan A, 4.710%, 12/16/20(a)	857,156	728,583
Sheridan Investment Partners II L.P., Term Loan B, 4.710%, 12/16/20(a)	6,161,840	5,237,564
Ultra Resources, Inc., 1st Lien Term Loan, 4.117%, 04/12/24(a)(b)	5,640,000	5,597,700

		335,949,305

Financial 5.9%
Altisource Solutions S.A.R.L., Term Loan B, 4.726%, 12/09/20(a)(b)	9,318,414	8,029,398
AmWINS Group, Inc., 2017 Term Loan B, 3.836%-6.000%, 01/25/24(a)(b)	1,990,000	1,988,766
Aretec Group, Inc., 2nd Lien Term Loan, 2.000%-4.500%, 05/23/21(a)(b)	19,568,650	19,275,120
Aretec Group, Inc., Exit Term Loan, 8.000%, 11/23/20(a)(b)	2,065,391	2,096,371
ASP MCS Acquisition Corp., Term Loan B, 5.959%, 05/18/24(a)(b)	6,695,000	6,778,688

See Notes to Schedules of Portfolio Investments.

Asurion LLC, 2017 Term Loan B5, 4.226%, 11/03/23(a)(b)	33,157,267	33,323,053
Asurion LLC, New Term Loan B4, 4.476%, 08/04/22(a)(b)(e)	43,920,503	44,098,820
Asurion LLC, New 2nd Lien Term Loan, 8.726%, 03/03/21(a)(b)(e)	54,556,489	54,806,358
Avolon TLB Borrower 1 (Luxembourg) S.A.R.L., Term Loan B1, 3.462%, 09/20/20(a)(b)	2,661,600	2,670,916
Avolon TLB Borrower 1 (Luxembourg) S.A.R.L., Term Loan B2, 3.962%, 03/20/22(a)(b)	27,270,000	27,429,529
EVO Payments International LLC, 1st Lien Term Loan, 6.230%, 12/22/23(a)(b)	6,758,063	6,822,805
Fortress Investment Group LLC, 2017 Term Loan B, 06/02/22(b)(c)(d)	13,095,000	13,165,975
Freedom Mortgage Corp., 1st Lien Term Loan, 6.862%, 02/23/22(a)(b)(c)	11,477,813	11,621,285
Istar, Inc., 2016 Term Loan B, 4.836%-4.964%, 07/01/20(a)(b)	23,927,754	24,077,303
Lonestar Intermediate Super Holdings LLC, PIK Term Loan B, 10.226%, 08/31/21(a)(b)	22,805,000	23,446,505
LPL Holdings, Inc., 2017 Term Loan B, 3.728%-3.921%, 03/11/24(a)(b)	3,431,400	3,437,851
Ocwen Financial Corp., 2016 Term Loan B, 6.076%, 12/05/20(a)(b)	10,615,899	10,527,468
Russell Investment Group, Term Loan B, 6.795%, 06/01/23(a)(b)	9,024,173	9,148,256
USI, Inc., 2017 Term Loan B, 4.180%, 05/16/24(a)(b)	3,170,000	3,146,225
VFH Parent LLC, 2017 Term Loan, 10/15/21(c)(d)	12,740,000	12,809,051
VFH Parent LLC, Bridge Term Loan, 05/31/22(b)(c)(d)	10,000,000	10,000,000
Victory Capital Management, Inc., Term Loan B, 8.796%, 10/31/21(a)(b)	10,653,169	10,786,333
Walter Investment Management Corp., 2013 Term Loan, 4.976%, 12/18/20(a)(b)	23,637,426	21,391,870

		360,877,946

Food and Drug 0.5%
Albertsons LLC, USD 2016 Term Loan B4, 4.189%, 08/22/21(a)(b)	7,406,018	7,306,037
Albertsons LLC, USD 2016 Term Loan B6, 4.450%, 06/22/23(a)(b)	18,433,069	18,210,397
Supervalu, Inc., 2017 Delayed Draw Term Loan, 4.726%, 06/08/24(a)(b)	1,563,581	1,511,467
Supervalu, Inc., 2017 Term Loan B, 4.726%, 06/08/24(a)(b)	2,605,969	2,519,112

		29,547,013

Food/Tobacco 2.3%
1011778 B.C. Unlimited Liability Co., Term Loan B3, 3.476%-3.546%, 02/16/24(a)(b)	53,099,830	52,950,620
Amplify Snack Brands, Inc., Term Loan, 6.570%, 08/24/23(a)(b)	12,091,212	12,094,960
ASP MSG Acquisition Co., Inc., 2017 Term Loan B, 5.296%, 08/16/23(a)(b)	10,495,688	10,567,898
Blue Buffalo Co. Ltd., 2017 Term Loan B, 3.216%, 05/18/24(a)(b)	2,500,000	2,516,675
JBS USA LLC, 2017 Term Loan B, 5.750%, 10/30/22(a)(b)(c)	23,615,813	23,001,801
Landry’s, Inc., 2016 Term Loan B, 3.826%-3.980%, 10/04/23(a)(b)	3,265,913	3,253,665
NPC International, Inc., 1st Lien Term Loan, 4.716%, 04/19/24(a)(b)	3,545,000	3,569,390
NPC International, Inc., 2nd Lien Term Loan, 8.716%, 04/18/25(a)(b)	1,265,000	1,277,650
Post Holdings, Inc., 2017 Series A Incremental Term Loan, 3.470%, 05/24/24(a)(b)(c)	17,560,000	17,572,468
U.S. Foods, Inc., 2016 Term Loan B, 3.980%, 06/27/23(a)(b)	12,073,050	12,117,358

		138,922,485

Forest Product/Containers 1.6%
Anchor Glass Container Corp., 2016 1st Lien Term Loan, 4.339%-4.476%, 12/07/23(a)(b)	6,666,500	6,696,233
Anchor Glass Container Corp., 2016 2nd Lien Term Loan, 8.810%, 12/07/24(a)(b)	850,000	862,750
Berry Plastics Group, Inc., Term Loan K, 3.367%, 02/08/20(a)(b)	8,515,000	8,512,616
Berry Plastics Group, Inc., Term Loan I, 3.617%-3.726%, 10/01/22(a)(b)	3,295,227	3,297,073
Berry Plastics Group, Inc., Term Loan J, 3.617%, 01/19/24(a)(b)	4,299,225	4,297,419
BWAY Holding Co., 2017 Term Loan B, 4.326%, 04/03/24(a)(b)	20,090,000	20,079,151
Caraustar Industries, Inc., 2017 Term Loan B, 6.796%, 03/14/22(a)(b)	12,443,813	12,437,591
Flex Acquisition Co., Inc., 1st Lien Term Loan, 4.398%, 12/29/23(a)(b)	2,480,000	2,485,679
Proampac PG Borrower LLC, 2016 1st Lien Term Loan, 5.172%-5.214%, 11/18/23(a)(b)	9,343,050	9,430,688
Reynolds Group Holdings, Inc., USD 2017 Term Loan, 4.226%, 02/05/23(a)(b)	11,366,759	11,375,056
Signode Industrial Group U.S., Inc., USD Term Loan B, 3.976%-4.046%, 05/04/21(a)(b)	16,972,384	16,951,168

		96,425,424

Gaming/Leisure 9.4%
Amaya Holdings B.V., Repriced Term Loan B, 4.796%, 08/01/21(a)(b)	15,892,758	15,907,221
Belmond Interfin Ltd., USD 2017 Term Loan B, 06/21/24(b)(c)(d)	8,785,000	8,774,019
Belmond Interfin Ltd., USD Term Loan B, 6.250%, 03/21/21(a)(b)	9,568,575	9,580,536

See Notes to Schedules of Portfolio Investments.

Boyd Gaming Corp., Term Loan B3, 3.688%, 09/15/23(a)(b)	6,403,403	6,415,442
Caesars Entertainment Operating Co., Term Loan B5 (Non RSA), 10/31/17(b)(c)(d)	27,514,861	32,031,976
Caesars Entertainment Operating Co., Extended Term Loan B6, 03/01/22(b)(c)(d)	64,549,680	76,632,735
Caesars Entertainment Operating Co., Exit Term Loan, 03/31/24(b)(c)(d)	15,025,000	14,972,412
Caesars Entertainment Operating Co., Term Loan B7 (Non RSA), 1.500%, 03/01/22(a)(b)(c)	20,230,000	25,298,829
Caesars Entertainment Resort Properties LLC, Term Loan B, 4.545%, 10/11/20(a)(b)	40,704,833	40,899,809
Casablanca U.S. Holdings, Inc., 1st Lien Term Loan, 5.976%, 03/15/24(a)(b)	6,398,963	6,374,966
CityCenter Holdings LLC, 2017 Term Loan B, 3.716%, 04/18/24(a)(b)	3,340,000	3,343,240
Diamond Resorts Corp., 2016 Term Loan B, 7.226%, 08/11/23(a)(b)(e)	28,021,695	28,182,820
Eldorado Resorts LLC, 2017 Term Loan B, 3.375%, 04/17/24(a)(b)	11,840,325	11,736,722
ESH Hospitality, Inc., 2017 Term Loan B, 3.726%, 08/30/23(a)(b)	15,639,684	15,694,423
Everi Payments, Inc., Term Loan B, 5.754%, 05/09/24(a)(b)	20,695,000	20,811,513
Four Seasons Hotels Ltd., New 1st Lien Term Loan, 3.726%, 11/30/23(a)(b)	12,477,300	12,550,043
Gateway Casinos & Entertainment Ltd., Term Loan B1, 5.046%, 02/22/23(a)(b)	2,565,000	2,582,109
GLP Financing LLC, Incremental Term Loan A, 2.839%, 04/29/21(a)(b)	56,656,294	56,042,706
Greektown Holdings LLC, 2017 Term Loan B, 4.226%, 03/21/24(a)(b)	11,115,000	11,098,327
Hilton Worldwide Finance LLC, Term Loan B2, 3.216%, 10/25/23(a)(b)(e)	81,215,009	81,426,980
Intrawest Resorts Holdings, Inc., Term Loan B1, 06/28/24(b)(c)(d)	1,367,721	1,369,430
Intrawest Resorts Holdings, Inc., Term Loan B2, 06/28/24(b)(c)(d)	722,279	723,182
La Quinta Intermediate Holdings LLC, Term Loan B, 3.908%, 04/14/21(a)(b)	9,453,860	9,486,382
Las Vegas Sands LLC, 2017 Term Loan B, 3.230%, 03/29/24(a)(b)	20,823,650	20,847,181
MGM Growth Prop. Operating Partnership L.P., 2016 Term Loan B, 3.476%, 04/25/23(a)(b)	11,090,779	11,100,539
MGM Resorts International, 2016 Term Loan A, 3.476%, 04/25/21(a)(b)	8,008,000	8,008,000
Mohegan Tribal Gaming Authority, 2016 Term Loan B, 5.226%, 10/13/23(a)(b)	12,690,299	12,821,136
Penn National Gaming, Inc., 2017 Term Loan B, 3.726%, 01/19/24(a)(b)	2,578,538	2,589,599
Playa Resorts Holding B.V., 2017 Term Loan B, 4.170%, 04/05/24(a)(b)	5,850,000	5,847,250
Scientific Games International, Inc., 2017 Term Loan B3, 5.076%-5.226%, 10/01/21(a)(b)	14,746,347	14,883,636
Station Casinos LLC, 2016 Term Loan B, 3.710%, 06/08/23(a)(b)	6,736,400	6,724,140
UFC Holdings LLC, 1st Lien Term Loan, 4.470%, 08/18/23(a)(b)	4,977,388	4,984,505

		579,741,808

Healthcare 8.0%
Albany Molecular Research, Inc., Term Loan B, 5.906%, 07/16/21(a)(b)	4,969,421	4,977,720
Ardent Legacy Acquisitions, Inc., 2015 Term Loan B, 6.796%, 08/04/21(a)(b)	13,273,451	13,290,043
CDRH Parent, Inc., New 1st Lien Term Loan, 5.320%, 07/01/21(a)(b)	3,554,557	2,787,803
Change Healthcare Holdings, Inc., 2017 Term Loan B, 3.976%, 03/01/24(a)(b)(e)	56,618,100	56,594,320
Community Health Systems, Inc., Term Loan G, 3.939%-3.952%, 12/31/19(a)(b)	33,587,938	33,526,472
Community Health Systems, Inc., Term Loan H, 4.045%-4.202%, 01/27/21(a)(b)(c)	50,900,329	50,788,857
Convatec, Inc., USD 2016 Term Loan B, 3.796%, 10/31/23(a)(b)	2,905,400	2,907,230
CPI Holdco LLC, 2017 1st Lien Term Loan, 5.300%, 03/21/24(a)(b)	3,157,088	3,168,927
Explorer Holdings, Inc., 2016 Term Loan B, 6.170%, 05/02/23(a)(b)	4,143,150	4,174,224
Greatbatch Ltd., Term Loan A, 4.470%, 09/22/21(a)(b)	4,696,533	4,682,819
Greatbatch Ltd., 2017 Term Loan B, 4.710%, 10/27/22(a)(b)	17,469,546	17,521,954
Grifols Worldwide Operations USA, Inc., 2017 Acquisition Term Loan, 3.436%, 01/31/25(a)(b)(e)	34,987,313	35,010,754
Halyard Health, Inc., Term Loan B, 3.976%, 11/01/21(a)(b)	7,910,000	7,919,888
HCA, Inc., Term Loan B8, 3.476%, 02/15/24(a)(b)	26,439,527	26,559,298
Iasis Healthcare LLC, Term Loan B3, 5.296%, 02/16/21(a)(b)	20,963,330	21,041,943
INC Research LLC, 2017 Term Loan B, 06/27/24(b)(c)(d)	9,220,000	9,231,525
Indivior Finance S.A.R.L., USD Term Loan B, 7.254%, 12/19/19(a)(b)	18,255,843	18,347,122
inVentiv Health, Inc., 2016 Term Loan B, 4.952%, 11/09/23(a)(b)	4,094,425	4,099,543
Kindred Healthcare, Inc., New Term Loan, 4.688%, 04/09/21(a)(b)	6,133,983	6,149,318
Kinetic Concepts, Inc., 2017 USD Term Loan B, 4.546%, 02/02/24(a)(b)	5,920,000	5,887,914
Lannett Co., Inc., Term Loan A, 5.976%, 11/25/20(a)(b)	27,071,085	26,800,374
MPH Acquisition Holdings LLC, 2016 Term Loan B, 4.296%, 06/07/23(a)(b)(c)	19,451,270	19,436,098
Quintiles IMS, Inc., 2017 USD Term Loan B, 3.172%-3.296%, 03/07/24(a)(b)	4,230,453	4,250,294
RPI Finance Trust, Term Loan A3, 3.046%, 10/14/21(a)(b)	11,290,567	11,283,567

See Notes to Schedules of Portfolio Investments.

RPI Finance Trust, Term Loan B6, 3.296%, 03/27/23(a)(b)	34,133,537	34,234,913
Surgery Center Holdings, Inc., 2017 Term Loan B, 06/06/24(b)(c)(d)	8,370,000	8,396,198
Team Health Holdings, Inc., 1st Lien Term Loan, 3.976%, 02/06/24(a)(b)	6,778,013	6,716,604
Valeant Pharmaceuticals International, Inc., Term Loan B F1, 5.830%, 04/01/22(a)(b)(c)	54,592,245	55,309,041

		495,094,763

Housing 2.0%
American Builders & Contractors Supply Co., Inc., 2017 Term Loan B, 3.726%, 10/31/23(a)(b)	12,832,838	12,858,503
Capital Automotive L.P., 2017 1st Lien Term Loan, 4.220%, 03/24/24(a)(b)	19,415,000	19,550,905
Capital Automotive L.P., 2017 2nd Lien Term Loan, 7.220%, 03/24/25(a)(b)(e)	39,230,000	39,769,412
DTZ U.S. Borrower LLC, 2015 1st Lien Term Loan, 4.422%-4.546%, 11/04/21(a)(b)(e)	38,729,860	38,652,401
DTZ U.S. Borrower LLC, 2nd Lien Term Loan, 9.422%, 11/04/22(a)(b)	1,017,216	1,013,829
Quikrete Holdings, Inc., 2016 1st Lien Term Loan, 3.976%, 11/15/23(a)(b)	4,766,050	4,752,133
Realogy Corp., 2017 Term Loan B, 3.476%, 07/20/22(a)(b)	8,380,562	8,401,513

		124,998,696

Information Technology 8.5%
Abacus Innovations Corp., Term Loan B, 3.500%, 08/16/23(a)(b)	6,313,275	6,343,263
Almonde, Inc., USD 1st Lien Term Loan, 4.736%, 06/13/24(a)(b)	10,035,000	10,031,287
Almonde, Inc., USD 2nd Lien Term Loan, 8.459%, 06/13/25(a)(b)	4,230,000	4,302,502
Aricent Technologies, 1st Lien Term Loan, 5.639%, 04/14/21(a)(b)	6,248,622	6,260,370
Arris Group, Inc., 2015 Term Loan A, 2.976%, 06/18/20(a)(b)	3,207,692	3,194,316
Arris Group, Inc., 2017 Term Loan B, 3.726%, 04/26/24(a)(b)	10,378,988	10,417,909
Avaya, Inc., Term Loan B7, 6.417%, 05/29/20(a)(b)(f)	41,091,145	32,872,916
Avaya, Inc., Term Loan B6, 6.667%, 03/30/18(a)(b)(f)	9,185,855	7,303,949
Avaya, Inc., DIP Term Loan, 8.617%-8.716%, 01/24/18(a)(b)	17,343,698	17,875,803
Blackboard, Inc., Term Loan B4, 6.158%, 06/30/21(a)(b)	8,219,153	8,167,784
Cavium, Inc., 2017 Term Loan B, 3.466%, 08/16/22(a)(b)	5,781,389	5,766,936
CCC Information Services, Inc., 2017 1st Lien Term Loan, 4.226%, 04/27/24(a)(b)	6,675,000	6,646,631
Cologix, Inc., 2017 1st Lien Term Loan, 4.216%, 03/20/24(a)(b)	3,157,088	3,151,815
Cologix, Inc., 2017 2nd Lien Term Loan, 8.216%, 03/20/25(a)(b)	800,000	803,336
CompuCom Systems, Inc., Refinance Term Loan B, 4.480%, 05/09/20(a)(b)	3,771,522	2,957,514
Compuware Corp., Term Loan B3, 5.550%, 12/15/21(a)(b)	4,216,625	4,242,979
Cortes NP Acquisition Corp., 2017 Term Loan B, 5.226%, 11/30/23(a)(b)	12,013,653	12,053,659
CSRA, Inc., Term Loan B, 3.296%, 11/30/23(a)(b)	8,139,387	8,156,317
Cypress Semiconductor Corp., 2016 Term Loan B, 4.840%, 07/05/21(a)(b)	6,357,313	6,414,528
Dell, Inc., Term Loan A3, 3.230%, 12/31/18(a)(b)	12,760,000	12,772,760
Dell, Inc., Term Loan A2, 3.480%, 09/07/21(a)(b)(e)	51,481,604	51,520,216
Dell, Inc., 2017 Term Loan B, 3.730%, 09/07/23(a)(b)(e)	42,729,421	42,871,710
EIG Investors Corp., 2017 Term Loan, 5.242%, 02/09/23(a)(b)	6,742,125	6,756,149
Epicor Software Corp., 2016 Term Loan, 5.230%, 06/01/22(a)(b)	1,922,103	1,931,714
Exela Intermediate LLC, Term Loan B, 07/12/23(c)(d)	7,325,000	7,215,125
GlobalLogic Holdings, Inc., 2016 Term Loan B, 5.796%, 06/13/22(a)(b)(i)	4,628,400	4,651,542
Help/Systems LLC, 2017 1st Lien Term Loan, 5.796%, 10/08/21(a)(b)	2,982,430	2,986,158
Inovalon Holdings, Inc., Term Loan, 2.476%, 09/19/19(a)(b)	29,348,485	28,908,258
Internap Corp., 2017 Term Loan, 8.090%, 04/06/22(a)(b)	3,340,000	3,377,575
IPC Corp., 2015 Term Loan B, 5.680%, 08/06/21(a)(b)	11,662,717	11,021,268
LANDesk Group, Inc., 2017 Term Loan B, 5.480%, 01/20/24(a)(b)	5,442,142	5,404,754
Lionbridge Technologies, Inc., 1st Lien Term Loan, 6.726%, 02/03/24(a)(b)	3,396,488	3,387,996
MA FinanceCo. LLC, USD Term Loan B3, 04/29/24(b)(c)(d)	2,263,568	2,266,397
MaxLinear, Inc., Term Loan B, 3.617%, 05/12/24(a)(b)	4,600,000	4,594,250
NAB Holdings LLC, 2017 Term Loan, 06/15/24(b)(c)(d)	1,675,000	1,676,390
Optiv Security, Inc., 1st Lien Term Loan, 4.438%, 02/01/24(a)(b)	6,582,279	6,453,398
Presidio, Inc., 2017 Term Loan B, 4.398%, 02/02/22(a)(b)	10,522,614	10,537,977
Project Leopard Holdings, Inc., Term Loan B, 05/31/23(b)(c)(d)	2,805,000	2,808,506
Quest Software U.S. Holdings, Inc., Term Loan B, 7.226%, 10/31/22(a)(b)	2,456,949	2,492,575
Rackspace Hosting, Inc., 1st Lien Term Loan, 4.672%-4.754%, 11/03/23(a)	5,682,275	5,667,910
RP Crown Parent LLC, 2016 Term Loan B, 4.726%, 10/12/23(a)(b)	2,890,475	2,905,968
Salient CRGT, Inc., 2017 Term Loan, 6.976%, 02/25/22(a)(b)	5,326,500	5,286,551

See Notes to Schedules of Portfolio Investments.

Seattle Spinco, Inc., USD Term Loan B3, 04/19/24(b)(c)(d)	15,286,432	15,305,540
Semiconductor Components Industries LLC, Term Loan A, 2.898%, 01/02/18(a)(b)	21,837,879	21,810,582
Sirius Computer Solutions, Inc., 2016 Term Loan, 5.476%, 10/30/22(a)(b)	4,677,086	4,710,715
SolarWinds Holdings, Inc., 2017 Term Loan, 4.726%, 02/05/23(a)(b)	2,970,075	2,974,530
Solera LLC, USD Term Loan B, 4.476%, 03/03/23(a)(b)	17,781,088	17,830,875
Southern Graphics, Inc., New Term Loan B, 4.476%-4.546%, 10/17/19(a)(b)	6,629,055	6,645,627
SS&C Technologies, Inc., 2017 Term Loan B1, 3.476%, 07/08/22(a)(b)	3,129,578	3,140,344
SS&C Technologies, Inc., 2017 Term Loan B2, 3.476%, 07/08/22(a)(b)	189,823	190,476
Symantec Corp., Term Loan A3, 2.580%, 08/01/19(a)(b)(c)	18,749,077	18,631,895
Symantec Corp., Term Loan A2, 2.625%, 07/28/19(a)(b)(c)	7,946,308	7,916,509
Symantec Corp., Term Loan A5, 2.830%, 08/01/21(a)(b)	6,435,000	6,396,776
TierPoint LLC, 2017 1st Lien Term Loan, 4.976%, 05/06/24(a)(b)	3,345,000	3,343,595
TTM Technologies, Inc., 1st Lien Term Loan, 5.476%, 05/31/21(a)(b)	8,926,179	8,993,125
VF Holding Corp., Reprice Term Loan, 4.546%, 06/30/23(a)(b)	11,892,843	11,875,480
Western Digital Corp., USD Term Loan A, 3.226%, 04/29/21(a)(b)	3,000,000	3,007,500
Western Digital Corp., 2017 USD Term Loan B, 3.976%, 04/29/23(a)(b)	10,019,053	10,052,917

		527,285,447

Manufacturing 1.6%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, 06/21/24(b)(c)(d)	7,530,000	7,513,509
Bright Bidco B.V., Term Loan B, 02/27/24(b)(c)(d)	9,490,000	9,622,860
Columbus McKinnon Corp., Term Loan B, 4.296%, 01/31/24(a)(b)	4,038,691	4,058,885
Dynacast International LLC, Term Loan B, 4.546%, 01/28/22(a)(b)	8,622,235	8,649,223
Gates Global LLC, 2017 USD Term Loan B, 4.546%, 04/01/24(a)(b)	13,478,784	13,466,518
Keurig Green Mountain, Inc., USD Term Loan A, 2.750%, 03/03/21(a)(b)	26,537,584	26,479,467
Milacron LLC, Amended Term Loan B, 4.226%, 09/28/23(a)(b)	3,517,325	3,521,722
Otter Products LLC, 2014 Term Loan, 5.976%, 06/03/20(a)(b)(c)	13,991,645	13,991,645
Tecomet, Inc., 2017 Term Loan B, 4.922%, 05/02/24(a)(b)	5,015,000	5,010,837
Unifrax Corp., 2017 USD Term Loan B, 5.046%, 04/04/24(a)(b)	6,260,000	6,275,650

		98,590,316

Metals/Minerals 1.6%
Arch Coal, Inc., 2017 Term Loan B, 5.226%, 03/07/24(a)(b)	2,832,900	2,827,008
Atkore International, Inc., 2016 1st Lien Term Loan, 4.300%, 12/22/23(a)(b)	17,576,675	17,620,617
Atlas Iron Ltd., Capex Term Loan B, 8.556%, 05/06/21(a)(b)	2,591,311	2,423,005
Blackhawk Mining LLC, 2017 Term Loan, 10.710%, 02/14/22(a)(b)	18,197,075	15,513,006
Canam Steel Corp., Term Loan B, 06/29/24(b)(c)(d)	5,650,000	5,508,750
Contura Energy, Inc., 2017 Term Loan, 6.230%, 03/18/24(a)(b)	11,017,388	10,686,866
Coronado Coal LLC, Term Loan, 8.296%, 06/01/23(a)(b)	2,505,000	2,448,637
Fairmount Santrol, Inc., New Term Loan B2, 4.795%, 09/05/19(a)(b)	5,672,425	5,343,425
Foresight Energy LLC, 2017 1st Lien Term Loan, 6.976%, 03/28/22(a)(b)	9,471,263	9,003,666
Global Brass & Copper, Inc., 2016 Term Loan B, 5.500%, 07/18/23(a)(b)	3,716,912	3,716,912
Peabody Energy Corp., Exit Term Loan, 5.726%, 03/31/22(a)(b)	4,244,363	4,234,813
U.S. Silica Co., New Term Loan B, 4.313%, 07/23/20(a)(b)	2,415,363	2,406,306
U.S. Silica Co., Incremental Term Loan, 4.813%, 07/23/20(a)(b)	6,795,153	6,778,165
Zekelman Industries, Inc., Term Loan B, 4.789%, 06/14/21(a)(b)	7,357,842	7,392,792

		95,903,968

Retail 4.2%
Abercrombie & Fitch Management Co., Term Loan B, 4.970%, 08/07/21(a)(b)	3,000,000	2,902,500
Ascena Retail Group, Inc., 2015 Term Loan B, 5.625%, 08/21/22(a)(b)	10,485,446	8,781,561
Bass Pro Group LLC, Term Loan B, 6.296%, 12/16/23(a)(b)	18,000,000	17,469,000
Belk, Inc., Term Loan, 5.905%, 12/12/22(a)(b)	8,204,384	6,961,420
CWGS Group LLC, 2016 Term Loan, 4.839%-4.976%, 11/08/23(a)(b)	14,357,850	14,414,707
Dollar Tree, Inc., Term Loan B2, 4.250%, 07/06/22(a)(b)(e)	42,790,259	43,298,607
Hudson’s Bay Co., 2015 Term Loan B, 4.546%, 09/30/22(a)(b)	26,330,230	24,842,572
J. Crew Group, Inc., Term Loan B, 4.159%-4.296%, 03/05/21(a)(b)	21,417,606	12,683,935
J.C. Penney Corp., Inc., 2016 Term Loan B, 5.450%, 06/23/23(a)(b)(e)	27,456,571	27,070,532
Kate Spade & Co., Term Loan B, 4.051%, 04/10/21(a)(b)	2,810,157	2,805,773
Men’s Wearhouse, Inc. (The), Term Loan B, 4.563%-4.688%, 06/18/21(a)(b)	5,325,667	5,089,368
Men’s Wearhouse, Inc. (The), 2015 Term Loan, 5.000%, 06/18/21(a)(b)	8,333,050	7,791,402

See Notes to Schedules of Portfolio Investments.

Neiman Marcus Group Ltd. LLC, 2020 Term Loan, 4.339%, 10/25/20(a)(b)	2,554,211	1,910,346
PetSmart, Inc., Term Loan B2, 4.220%, 03/11/22(a)(b)(c)	5,015,000	4,658,383
Sears Holding Corp., Incremental Term Loan, 8.576%, 07/20/20(a)(b)	5,547,945	5,599,985
Sears Roebuck Acceptance Corp., 2015 Term Loan, 5.724%, 06/30/18(a)(b)(e)	19,197,634	18,885,672
Toys ‘R’ Us Property Co. I LLC, New Term Loan B, 6.226%, 08/21/19(a)(b)	31,979,784	30,021,023
Toys ‘R’ Us-Delaware, Inc., Term Loan B3, 5.250%, 05/25/18(a)(b)	1,750,398	1,598,691
Toys ‘R’ Us-Delaware, Inc., FILO Term Loan, 8.422%, 10/24/19(a)(b)	3,404,464	3,412,975
Toys ‘R’ Us-Delaware, Inc., FILO CAD Term Loan, 8.422%, 10/24/19(a)(b)	2,745,536	2,752,400
Toys ‘R’ Us-Delaware, Inc., Term Loan B4, 9.952%, 04/24/20(a)(b)	19,741,462	15,262,716

		258,213,568

Service 6.1%
Ascend Learning LLC, 2017 Term Loan B, 07/05/22(b)(c)(d)	4,180,000	4,180,000
DigitalGlobe, Inc., 2016 Term Loan B, 3.976%, 01/15/24(a)(b)	4,188,950	4,188,950
Evertec Group LLC, New Term Loan A, 3.339%, 04/17/18(a)(b)	1,027,247	1,021,258
First Data Corp., USD Term Loan A, 3.216%, 06/02/20(a)(b)(e)	29,250,000	29,228,063
First Data Corp., 2022 USD Term Loan, 3.466%, 07/08/22(a)(b)	54,774,811	54,663,618
First Data Corp., 2017 Term Loan, 3.716%, 04/26/24(a)(b)	41,856,448	41,841,380
Gartner, Inc., 2016 Term Loan A, 3.226%, 03/20/22(a)(b)	5,865,750	5,887,747
Gartner, Inc., Term Loan B, 3.226%, 04/05/24(a)(b)	5,531,138	5,544,965
GFL Environmental, Inc., USD Term Loan B, 4.046%, 09/29/23(a)(b)	4,118,875	4,132,591
Hertz Corp., (The), 2016 Term Loan B, 3.976%, 06/30/23(a)(b)(c)	5,290,948	5,268,885
Inmar Holdings, Inc., 2017 1st Lien Term Loan, 4.670%, 05/01/24(a)(b)	6,690,000	6,700,436
Inmar Holdings, Inc., 2017 2nd Lien Term Loan, 11.250%, 05/01/25(a)(b)	1,690,000	1,668,875
IQOR U.S., Inc., Term Loan B, 6.148%, 04/01/21(a)(b)	28,503,049	28,232,270
Laureate Education, Inc., 2017 Term Loan B, 5.726%, 04/26/24(a)(b)	7,092,225	7,121,019
Premiere Global Services, Inc., 1st Lien Term Loan, 7.719%, 12/08/21(a)(b)	2,353,536	2,340,309
Prime Security Services Borrower LLC, 2016 1st Lien Term Loan, 3.974%, 05/02/22(a)(b)	9,159,831	9,154,151
Redbox Automated Retail LLC, Term Loan B, 8.726%-8.796%, 09/27/21(a)(b)	5,012,778	5,023,204
Sedgwick Claims Management Services, Inc., 1st Lien Term Loan, 3.976%, 03/01/21(a)(b)	24,381,510	24,368,345
Sedgwick Claims Management Services, Inc., Incremental 2nd Lien Term Loan, 6.952%, 02/28/22(a)(b)	3,440,000	3,450,767
Sedgwick Claims Management Services, Inc., 2nd Lien Term Loan, 6.976%, 02/28/22(a)(b)	10,175,000	10,225,875
SGS Cayman L.P., 2014 Term Loan B, 6.671%, 04/23/21(a)(b)	4,531,396	4,270,840
Spin Holdco, Inc., 2017 Term Loan B, 11/14/22(b)(c)(d)	5,424,714	5,389,454
St. Georges University, 2016 Term Loan B, 6.480%, 07/06/22(a)(b)	2,617,268	2,623,811
Sutherland Global Services, Inc., Term Loan B, 6.671%, 04/23/21(a)(b)	19,468,592	18,349,148
Tempo Acquisition LLC, Term Loan, 4.060%, 05/01/24(a)(b)	20,500,000	20,535,260
TKC Holdings, Inc., 2017 1st Lien Term Loan, 5.376%, 02/01/23(a)(b)	5,177,025	5,162,478
TKC Holdings, Inc., 2017 2nd Lien Term Loan, 9.126%, 02/01/24(a)(b)	1,265,000	1,265,000
TransUnion LLC, Term Loan B2, 3.726%, 04/09/23(a)(b)	6,461,635	6,498,531
Travelport Finance (Luxembourg) S.A.R.L., 2017 Term Loan B, 4.432%, 09/02/21(a)(b)	21,762,041	21,789,244
USIC Holdings, Inc., 2017 Term Loan B, 4.923%, 12/08/23(a)(b)	2,930,275	2,933,938
Ventia Deco LLC, 2016 Term Loan B, 4.796%, 05/21/22(a)(b)	2,906,532	2,935,598
Vivid Seats Ltd., 2017 1st Lien Term Loan, 06/21/24(b)(c)(d)	3,765,000	3,769,706
Weight Watchers International, Inc., Term Loan B2, 4.330%-4.470%, 04/02/20(a)(b)	19,883,896	19,128,506
Xerox Business Services LLC, USD Term Loan B, 5.226%, 12/07/23(a)(b)	9,414,982	9,520,900

		378,415,122

Telecommunications 4.7%
Aerial Merger Sub, Inc., Term Loan B2, 02/28/24(b)(c)(d)	6,975,000	7,016,431
Aerial Merger Sub, Inc., 2nd Lien Term Loan, 02/24/25(b)(c)(d)	2,750,000	2,780,938
Altice Financing S.A., 2017 USD Term Loan B, 3.908%, 07/15/25(a)(b)(c)	11,405,000	11,365,767
CenturyLink, Inc., 2017 Term Loan B, 1.375%, 01/31/25(a)(b)	57,710,000	57,020,943
Colorado Buyer, Inc., Term Loan B, 4.170%, 05/01/24(a)(b)	3,165,000	3,168,956
Colorado Buyer, Inc., 2nd Lien Term Loan, 8.420%, 05/01/25(a)(b)	2,400,000	2,413,512
ConvergeOne Holdings Corp., 2017 Term Loan B, 6.050%, 06/20/24(a)(b)	5,015,000	4,977,387

See Notes to Schedules of Portfolio Investments.

Hargray Communications Group, Inc., 2017 Term Loan B, 4.226%, 05/16/24(a)(b)	5,545,000	5,550,212
Level 3 Financing, Inc., 2017 Term Loan B, 3.466%, 02/22/24(a)(b)(e)	78,145,000	78,291,913
Ligado Networks LLC, PIK Exit Term Loan, 9.970%, 12/07/20(a)(b)	8,401,321	8,143,317
Ligado Networks LLC, 2015 2nd Lien Term Loan, 13.720%, 12/07/20(a)(b)	10,718,519	7,509,716
Numericable Group S.A., USD Term Loan B11, 3.944%, 07/31/25(a)(b)	35,250,000	34,930,635
Numericable U.S. LLC, USD Term Loan B10, 4.422%, 01/14/25(a)(b)(c)	23,208,625	23,160,351
Unitymedia Hessen GmbH & Co. KG, Term Loan B, 09/30/25(b)(c)(d)	7,940,000	7,901,729
West Corp., 2016 Term Loan B14, 3.726%, 06/17/21(a)(b)	5,776,424	5,774,634
West Corp., 2016 Term Loan B12, 3.726%-3.796%, 06/17/23(a)(b)	1,599,339	1,598,348
Zayo Group LLC, 2017 Incremental Term Loan, 01/19/24(b)(c)(d)	14,954,063	14,960,343
Zayo Group LLC, 2017 Term Loan B2, 3.716%, 01/19/24(a)(b)	15,396,717	15,403,184

		291,968,316

Transportation 2.5%
American Axle and Manufacturing, Inc., Term Loan B, 3.470%, 04/06/24(a)(b)	17,389,350	17,215,457
CH Hold Corp., 1st Lien Term Loan, 4.226%, 02/01/24(a)(b)	6,968,898	6,989,247
Commercial Barge Line Co., 2015 1st Lien Term Loan, 9.976%, 11/12/20(a)(b)	8,184,375	7,052,230
Daseke, Inc., 2017 1st Lien Term Loan, 6.726%, 02/02/24(a)(b)	3,094,031	3,117,236
Federal-Mogul Holdings Corp., New Term Loan C, 4.810%-4.980%, 04/15/21(a)(b)(c)(e)	31,515,848	31,594,638
HGIM Corp., Term Loan A, 5.500%-7.500%, 06/18/18(a)	12,470,754	6,671,853
HGIM Corp., Term Loan B, 5.750%-7.750%, 06/18/20(a)	12,464,745	5,459,558
International Seaways, Inc., Term Loan, 6.500%, 05/30/22(a)(b)	5,440,000	5,358,400
K&N Engineering, Inc., 1st Lien Term Loan, 5.976%, 10/19/23(a)(b)	2,482,525	2,488,731
K&N Engineering, Inc., 2nd Lien Term Loan, 9.976%, 10/18/24(a)(b)	1,710,000	1,688,625
Navios Maritime Midstream Partners L.P., Term Loan B, 5.780%, 06/18/20(a)(b)	5,103,313	5,103,313
Navios Maritime Partners L.P., 2017 Term Loan B, 6.250%, 09/04/20(a)(b)	12,987,446	12,930,691
Navistar International Corp., 2017 Term Loan B, 5.090%, 08/07/20(a)(b)	8,922,354	9,017,199
OSG Bulk Ships, Inc., OBS Term Loan, 5.430%, 08/05/19(a)(b)	8,565,196	8,115,523
Superior Industries International, Inc., 1st Lien Term Loan B, 5.787%, 03/22/24(a)(b)	9,415,000	9,344,388
Tower Automotive Holdings USA LLC, 2017 Term Loan B, 3.875%, 03/07/24(a)(b)	14,354,447	14,306,646
Wabash National Corp., 2017 Term Loan B, 3.970%, 03/18/22(a)(b)	7,671,299	7,696,844

		155,150,579

Utility 4.8%
AES Corp., 2017 Term Loan B, 3.192%, 05/24/22(a)(b)(c)	14,633,325	14,582,108
APLP Holdings Ltd. Partnership, 2016 Term Loan B, 5.476%, 04/13/23(a)(b)	4,240,930	4,247,546
Aria Energy Operating LLC, Term Loan, 5.726%, 05/27/22(a)(b)	1,884,288	1,877,222
Bronco Midstream Funding LLC, Term Loan B, 5.172%, 08/15/20(a)(b)	19,998,445	20,148,433
Calpine Construction Finance Co. L.P., Original Term Loan B1, 3.480%, 05/03/20(a)(b)	5,783,662	5,754,743
Calpine Corp., 1st Lien Term Loan, 11/30/17(b)(c)(d)	3,054,546	3,054,546
Calpine Corp., Term Loan B8, 2.980%, 12/31/19(a)(b)	2,124,675	2,121,488
Calpine Corp., Term Loan B7, 4.050%, 05/31/23(a)(b)	5,207,400	5,198,287
Dynegy, Inc., 2017 Term Loan C, 4.476%, 02/07/24(a)(b)	25,647,684	25,582,282
EFS Cogen Holdings I LLC, 2016 Term Loan B, 4.796%, 06/28/23(a)(b)	3,563,976	3,574,169
Empire Generating Co. LLC, Term Loan C, 5.430%, 03/14/21(a)(b)	1,904,597	1,823,652
Empire Generating Co. LLC, Term Loan B, 5.430%, 03/14/21(a)(b)	19,274,738	18,455,562
Energy Future Intermediate Holding Co. LLC, 2017 DIP Term Loan, 06/23/18(b)(c)(d)(f)	17,490,000	17,533,725
Helix Gen Funding LLC, Term Loan B, 4.960%, 06/02/24(a)(b)	3,186,045	3,203,122
Lonestar Generation LLC, Term Loan B, 5.452%, 02/22/21(a)(b)	6,725,976	5,313,521
Longview Power LLC, Term Loan B, 7.230%, 04/13/21(a)(b)	4,492,340	3,122,176
Middle River Power LLC, Term Loan B, 8.189%, 10/18/22(a)(b)	17,814,050	16,567,066
NRG Energy, Inc., 2016 Term Loan B, 3.546%, 06/30/23(a)(b)(e)	43,604,550	43,518,649
Power Team Services LLC, 1st Lien Term Loan, 4.546%, 05/06/20(a)(b)	14,950,517	14,801,012
Power Team Services LLC, 2nd Lien Term Loan, 8.546%, 11/06/20(a)(b)	7,960,000	7,800,800
Summit Midstream Partners Holdings LLC, Term Loan B, 7.226%, 05/13/22(a)(b)	16,620,000	16,786,200
Talen Energy Supply LLC, 2017 Term Loan B1, 5.226%, 07/15/23(a)(b)	3,104,420	2,873,544
Talen Energy Supply LLC, 2017 Term Loan B2, 5.226%, 04/15/24(a)(b)	11,405,680	10,557,440
TEX Operations Co. LLC, Exit Term Loan C, 3.795%, 08/04/23(a)(b)	5,445,783	5,394,756
TEX Operations Co. LLC, Exit Term Loan B, 3.976%, 08/04/23(a)(b)	23,758,276	23,535,661
TPF II Power LLC, Term Loan B, 5.226%, 10/02/23(a)(b)	14,945,325	14,866,862
Vistra Operations Co. LLC, 2016 Term Loan B2, 4.459%-4.488%, 12/14/23(a)(b)	6,273,475	6,268,770

		298,563,342

See Notes to Schedules of Portfolio Investments.

Wireless Communications 1.2%
Sprint Communications, Inc., 1st Lien Term Loan B, 3.750%, 02/02/24(a)(b)(e)	73,096,800	73,081,450

Total Bank Loans (Cost $5,775,135,999)		5,743,019,076

Corporate Bonds 3.8%
Auto Manufacturers 0.0%(a)(g)
Motors Liquidation Co. Escrow, 7.200% (f)(h)(i)	10,000,000	—
Motors Liquidation Co. Escrow, 8.375% (f)(h)(i)	10,000,000	—

		—

Computers 0.2%
Dell International LLC/EMC Corp., 7.125%, 06/15/24(b)	8,000,000	8,794,048
Harland Clarke Holdings Corp., 9.250%, 03/01/21(b)	5,330,000	5,203,413
Western Digital Corp., 10.500%, 04/01/24	1,000,000	1,179,680

		15,177,141

Diversified Financial Services 0.5%
Alliance Data Systems Corp., 5.875%, 11/01/21(b)	5,000,000	5,175,000
Ally Financial, Inc., 7.500%, 09/15/20	6,000,000	6,795,000
Nationstar Mortgage LLC/Nationstar Capital Corp., 7.875%, 10/01/20	5,517,000	5,668,717
Navient Corp., 8.000%, 03/25/20, MTN	10,000,000	11,175,000
Walter Investment Management Corp., 7.875%, 12/15/21	4,000,000	2,500,000

		31,313,717

Electric 0.1%
Dynegy, Inc., 6.750%, 11/01/19	4,000,000	4,125,000

Engineering & Construction 0.3%
Engility Corp., 8.875%, 09/01/24	15,000,000	16,293,750

Entertainment 0.0%(g)
Lions Gate Entertainment Corp., 5.875%, 11/01/24(b)	1,650,000	1,736,625

Food 0.1%
U.S. Foods, Inc., 5.875%, 06/15/24(b)	8,000,000	8,300,000

Healthcare—Services 0.3%
CHS/Community Health Systems, Inc., 8.000%, 11/15/19	12,000,000	12,060,000
HCA Healthcare, Inc., 6.250%, 02/15/21	5,000,000	5,462,500

		17,522,500

Lodging 0.1%
MGM Resorts International, 7.750%, 03/15/22	5,019,000	5,891,051

Media 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 05/01/27(b)	1,000,000	1,022,500
Cequel Communications Holdings I LLC/Cequel Capital Corp., 7.750%, 07/15/25(b)	7,000,000	7,735,000
CSC Holdings LLC, 10.125%, 01/15/23(b)	2,000,000	2,320,000
WideOpenWest Finance LLC/WideOpenWest Capital Corp., 10.250%, 07/15/19	8,847,000	9,112,410

		20,189,910

Miscellaneous Manufacturer 0.1%
Bombardier, Inc., 7.750%, 03/15/20(b)	7,000,000	7,525,000

Oil & Gas 0.8%
Chesapeake Energy Corp., 6.625%, 08/15/20	5,073,000	5,085,683
Chesapeake Energy Corp., 8.000%, 01/15/25(b)	5,000,000	4,950,000
Glenn Pool Oil & Gas Trust, 6.000%, 08/02/21(i)	42,394,146	40,698,380

		50,734,063

See Notes to Schedules of Portfolio Investments.

Packaging & Containers 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 7.000%, 07/15/24(b)	5,000,000	5,363,575

Pharmaceuticals 0.1%
Valeant Pharmaceuticals International, Inc., 7.500%, 07/15/21(b)	5,000,000	4,843,750

Real Estate 0.1%
Realogy Group LLC/Realogy Co-Issuer Corp., 5.250%, 12/01/21(b)	5,000,000	5,240,000

Real Estate Investment Trust 0.4%
iStar, Inc., 5.000%, 07/01/19	5,000,000	5,050,000
iStar, Inc., 6.000%, 04/01/22	10,000,000	10,250,000
iStar, Inc., 6.500%, 07/01/21	1,400,000	1,466,500
iStar, Inc., 7.125%, 02/15/18	500,000	512,500
Starwood Property Trust, Inc., 5.000%, 12/15/21(b)	5,250,000	5,460,000

		22,739,000

Retail 0.0%(g)
Rite Aid Corp., 6.125%, 04/01/23(b)(c)	3,000,000	2,945,625

Telecommunication Services 0.3%
Intelsat Jackson Holdings S.A., 7.250%, 10/15/20	4,625,000	4,370,625
Intelsat Jackson Holdings S.A., 9.750%, 07/15/25(b)(c)	1,650,000	1,647,937
Trilogy International Partners LLC/Trilogy International Finance, Inc., 8.875%, 05/01/22(b)	10,000,000	10,412,500

		16,431,062

Total Corporate Bonds (Cost $233,631,733)		236,371,769

Preferred Stock 0.0%(g)
Banks 0.0%(g)
GMAC Capital Trust I, Series 2, 6.967%(a)	34,000	890,800

Total Preferred Stock (Cost $850,000)		890,800

Rights 0.0%(g)
Utility 0.0%(g)
Texas Competitive Electric Holdings Co. LLC*	410,667	417,648

Total Rights (Cost $554,399)		417,648

Common Stocks 0.2%
Diversified Financial Services 0.0%(g)
Aretec Group, Inc.*	104,182	1,653,889

Oil & Gas 0.2%
Linn Energy, Inc.*	140,363	4,286,686
SandRidge Energy, Inc.*	16,109	277,236
Templar Energy LLC, Cl A*(i)	1,378,328	6,202,477

		10,766,399

Total Common Stocks (Cost $55,401,745)		12,420,288

Money Market Fund 6.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.88%(j)	423,861,055	423,861,055

Total Money Market Fund (Cost $423,861,055)		423,861,055

Unlisted Call Option Purchased 0.0%(a)(g)
Metals/Minerals 0.0%(a)(g)
Atlas Iron Ltd.(i), Expiration Date 07/31/7, Exercise Price $0.075 AUD	147,913,466	—

Total Unlisted Call Option Purchased (Cost $—)		—

See Notes to Schedules of Portfolio Investments.

Total Investments (Cost $6,499,917,528) — 104.1%	6,427,677,701
Liabilities in Excess of Other Assets — (4.2)%	(257,588,609)

Net Assets — 100.0%	$6,170,089,092

*	Non-income producing security.
(a)	Variable or floating rate security. Rate disclosed is as of June 30, 2017.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 93.8% of net assets as of June 30, 2017.
(c)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(d)	The security does not have a stated settlement date and will receive a rate upon settling with the custodian.
(e)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(f)	Security is in default.
(g)	Less than 0.05% of Net Assets.
(h)	Perpetual maturity.
(i)	Valued at fair value using procedures approved by the Board of Trustees (See Note 2(a)). Fair valued securities held by the Fund represent 0.7% of net assets as of June 30, 2017.
(j)	Rate disclosed, the 7 day yield, is as of June 30, 2017.

Investment Abbreviations

DIP	– Debtor-in-Possession
MTN	– Medium Term Note
PIK	– Payment in-kind

As of June 30, 2017, the Fund had the following unfunded loan commitments:

Borrower	Unfunded Commitments	Unrealized Appreciation
CH Hold Corp.	$698,636	$3,697
Daseke, Inc.	648,214	11,078
MH Sub I, LLC	1,484,118	12,732

Total	$2,830,968	$27,507

The commitments are available until the maturity date of the respective security.

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2017

(Unaudited)

Seix Georgia Tax-Exempt Bond Fund

	Shares or Principal Amount($)	Value($)
Municipal Bonds 97.7%
Georgia 88.6%
Athens Housing Authority, RB, 5.000%, 06/15/31	1,000,000	1,176,710
Athens-Clarke County Unified Government Development Authority, RB, 5.250%, 07/01/27, Pre-refunded 07/01/2021 @ 100	2,885,000	3,332,954
Athens-Clarke County Unified Government Development Authority, Catholic Health East, RB, 6.250%, 11/15/32	1,360,000	1,469,480
Athens-Clarke County Unified Government Water & Sewerage Revenue, RB, 5.000%, 01/01/24	1,250,000	1,512,337
Athens-Clarke County Unified Government Water & Sewerage Revenue, RB, 5.500%, 01/01/38, Pre-refunded 01/01/2019 @ 100(a)	4,000,000	4,267,200
Athens-Clarke County Unified Government Water & Sewerage Revenue, RB, 5.625%, 01/01/33, Pre-refunded 01/01/2019 @ 100(a)	3,000,000	3,205,980
Atlanta Airport Passenger Facility Charge, Series B, RB, 5.000%, 01/01/21	2,000,000	2,183,720
Atlanta Airport Project, Series B, RB, 5.000%, 01/01/23(a)	2,500,000	2,782,100
Atlanta Airport Project, Series B, RB, 5.000%, 01/01/42	2,235,000	2,489,701
Atlanta Beltline Project, Series B, Tax Allocation, 5.000%, 01/01/28	855,000	1,013,346
Atlanta Beltline Project, Series D, Tax Allocation, 5.000%, 01/01/30	1,055,000	1,229,286
Atlanta Beltline Project, Series D, Tax Allocation, 5.000%, 01/01/31	1,500,000	1,737,045
Atlanta Development Authority, Series A, RB, 5.000%, 07/01/34	1,000,000	1,143,650
Atlanta Development Authority, Series A, RB, 5.250%, 07/01/40	2,500,000	2,903,350
Atlanta Eastside Project, Tax Allocation, 5.000%, 01/01/28	850,000	999,761
Atlanta Eastside Project, Tax Allocation, 5.000%, 01/01/30	250,000	289,108
Atlanta GA Water & Wastewater Revenue, RB, 5.000%, 11/01/40	4,000,000	4,618,200
Carroll City-County Hospital Authority, Tanner Medical Center, Inc., RB, 5.000%, 07/01/41, Country Guaranteed	3,000,000	3,385,380
Clarke County Hospital Authority, Athens Regional Medical Center, RB, 5.000%, 01/01/32, Pre-refunded 01/01/2022 @ 100, Country Guaranteed	1,180,000	1,368,670
DeKalb Private Hospital Authority, Children’s Healthcare of Atlanta, Inc., RB, 5.000%, 11/15/29	2,000,000	2,167,340
Forsyth County, Series A, GO, 5.000%, 03/01/25, Pre-refunded 03/01/2019 @ 100	2,000,000	2,131,640
Fulton County Development Authority, Series A, RB, 5.000%, 05/01/39	2,145,000	2,422,434
Fulton County Development Authority, Robert Woodruff Arts Center, Inc., Series A, RB, 5.000%, 03/15/36	2,000,000	2,266,760
Fulton County Development Authority, Robert Woodruff Arts Center, Inc., Series B, RB, 5.250%, 03/15/24	1,645,000	1,750,346
Georgia State, Series A-1, GO, 5.000%, 02/01/24	1,025,000	1,244,852
Georgia State, Series A-2, GO, 4.000%, 02/01/35(b)	2,000,000	2,173,440
Greene County Development Authority, RB, 5.000%, 11/15/37	2,955,000	3,260,163
Gwinnett County Development Authority, Series A, RB, 5.000%, 07/01/30	2,230,000	2,635,169
Gwinnett County Development Authority, Series B, RB, 5.000%, 07/01/33	500,000	582,575
Gwinnett County School District, GO, 5.000%, 02/01/35	1,500,000	1,771,770
Henry County Water & Sewerage Authority, RB, 6.150%, 02/01/20, AMBAC	2,100,000	2,279,298
Metropolitan Atlanta Rapid Transit Authority, Series A, RB, 5.000%, 07/01/30	1,465,000	1,694,785
Private Colleges & Universities Authority, Emory University, Series B, RB, 5.000%, 10/01/38	4,000,000	4,680,760
Private Colleges & Universities Authority, Emory University, Series C, RB, 5.250%, 09/01/39	2,000,000	2,154,400
Private Colleges & Universities Authority, Savannah College of Art & Design, RB, 5.000%, 04/01/30	1,000,000	1,112,510

See Notes to Schedules of Portfolio Investments.

Private Colleges & Universities Authority, Savannah College of Art & Design, RB, 5.000%, 04/01/44	3,500,000	3,795,610
Thomasville Hospital Authority, John D. Archhold Memorial Hospital, RB, 5.375%, 11/01/40	2,510,000	2,753,872

		81,985,702

Guam 2.3%
Territory of Guam, Series A, RB, 5.000%, 12/01/33	620,000	683,073
Territory of Guam, Series A, RB, 5.000%, 12/01/34	460,000	503,732
Territory of Guam, Series A, RB, 5.000%, 12/01/46	795,000	864,666

		2,051,471

North Carolina 4.6%
North Carolina Capital Facilities Finance Agency, Educational Facilities, RB, 5.000%, 05/01/32	1,700,000	1,831,869
North Carolina Medical Care Commission, RB, 5.000%, 10/01/27(b)	620,000	762,581
North Carolina Medical Care Commission, RB, 5.000%, 10/01/33(b)	805,000	948,838
North Carolina Medical Care Commission, RB, 5.000%, 10/01/35(b)	620,000	725,412

		4,268,700

South Carolina 2.2%
South Carolina State Public Service Authority, Series A, RB, 5.750%, 12/01/43	1,800,000	2,039,832

Total Municipal Bonds (Cost $86,913,237)		90,345,705

Money Market Fund 6.2%
Federated Government Obligations Tax-Managed Fund, Institutional Shares, 0.76%(c)	5,768,794	5,768,794

Total Money Market Fund (Cost $5,768,794)		5,768,794

Total Investments (Cost $92,682,031) — 103.9%		96,114,499
Liabilities in Excess of Other Assets — (3.9)%		(3,592,086)

Net Assets — 100.0%		$92,522,413

(a)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(b)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(c)	Rate disclosed, the 7 day yield, is as of June 30, 2017.

Investment Abbreviations

AMBAC	– Security guaranteed by American Municipal Bond Assurance Corporation
GO	– General Obligation
RB	– Revenue Bond

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2017

(Unaudited)

Seix High Grade Municipal Bond Fund

	Shares or Principal Amount($)	Value($)
Municipal Bonds 90.5%
Alabama 2.6%
Birmingham Special Care Facilities Financing Authority Health Care Facilities, Children’s Hospital of Alabama, RB, 6.000%, 06/01/39, Pre-refunded 06/01/2019 @ 100, AGC	2,000,000	2,185,200

Alaska 2.6%
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 6.000%, 09/01/28, Pre-refunded 09/01/2019 @ 100, AGC	1,270,000	1,401,953
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 6.000%, 09/01/28, Pre-refunded 09/01/2019 @ 100, AGC	730,000	805,847

		2,207,800

California 11.4%
California Infrastructure & Economic Development Bank, RB, 5.000%, 11/01/34	1,000,000	1,153,220
California Municipal Finance Authority, Series A, RB, 5.000%, 06/01/50	1,750,000	1,861,615
California State, GO, 5.000%, 09/01/30	1,000,000	1,138,750
California State, GO, 6.500%, 04/01/33(a)	2,000,000	2,187,860
Los Angeles Department of Airports, Series B, AMT, RB, 5.000%, 05/15/35	1,000,000	1,150,580
Los Angeles Department of Airports, Series B, AMT, RB, 5.000%, 05/15/46	1,000,000	1,130,650
San Diego Redevelopment Agency Successor, Series A, 5.000%, 09/01/28	500,000	603,035
San Diego Redevelopment Agency Successor, Series A, 5.000%, 09/01/29	405,000	482,788

		9,708,498

Colorado 1.4%
Colorado Educational & Cultural Facilities Authority, Series A, RB, 5.000%, 03/01/43	1,000,000	1,151,340

Connecticut 1.4%
Connecticut State Clean Water Fund—State Revolving Fund, Series A, RB, 5.000%, 05/01/35	1,000,000	1,187,030

District of Columbia 2.6%
District of Columbia, Income Tax, Series A, RB, 5.500%, 12/01/30(a)	2,000,000	2,199,320

Florida 2.9%
Orange County FL Tourist Development Tax Revenue, RB, 5.000%, 10/01/27(b)	1,000,000	1,251,180
Orlando FL Contract Tourist DE, Series A, RB, 5.250%, 11/01/32, Pre-refunded 05/01/2014 @ 100	1,000,000	1,233,510

		2,484,690

Georgia 1.7%
Fulton County Development Authority, Georgia Tech Athletic Association, RB, 5.750%, 10/01/36	1,250,000	1,417,538

Idaho 3.1%
Idaho Health Facilities Authority, Series A, RB, 6.750%, 11/01/37(a)	2,500,000	2,660,850

Illinois 10.1%
Chicago O’Hare International Airport, Series A, AMT, RB, 5.000%, 01/01/33	1,100,000	1,224,927
Chicago O’Hare International Airport, Series B, RB, 5.000%, 01/01/33(a)	3,500,000	4,002,530
Chicago O’Hare International Airport, Series B, RB, 5.000%, 01/01/39	2,000,000	2,277,160
University of Illinois, Auxiliary Facilities System, Series A, RB, 5.750%, 04/01/38, Pre-refunded 04/01/2019 @ 100	1,000,000	1,080,670

		8,585,287

See Notes to Schedules of Portfolio Investments.

Kansas 1.9%
Kansas State Development Finance Authority, Adventist Bolingbrook Hospital, RB, 5.750%, 11/15/38(a)	1,500,000	1,641,525

Louisiana 4.5%
Jefferson Sales Tax District, Series B, RB, 5.000%, 12/01/35, AGM	775,000	904,487
Jefferson Sales Tax District, Series B, RB, 5.000%, 12/01/42, AGM	1,500,000	1,743,375
Shreveport Water & Sewer Revenue, Series B, RB, 5.000%, 12/01/41, AGM	1,000,000	1,140,310

		3,788,172

Maine 3.2%
Maine State Turnpike Authority, RB, 6.000%, 07/01/38, Pre-refunded 07/01/2019 @ 100(a)	2,500,000	2,742,525

Massachusetts 1.2%
Massachusetts Development Finance Agency, Series S, RB, 4.000%, 07/01/46	1,000,000	1,053,120

Missouri 4.1%
Metropolitan St Louis Sewer District, Series B, RB, 5.000%, 05/01/36(a)	3,000,000	3,486,570

New York 4.7%
Erie County Industrial Development Agency, City School District Buffalo, Series A, RB, 5.750%, 05/01/29, Pre-refunded 05/01/2018 @ 100, BHAC-CR-AGM	1,000,000	1,040,380
Utility Debt Securitization Authority, Series A, RB, 5.000%, 12/15/34	2,500,000	2,989,950

		4,030,330

North Carolina 7.4%
Charlotte Water & Sewer System Revenue, Series B, RB, 0.880%, 07/01/36(c)	4,375,000	4,375,000
North Carolina Medical Care Commission, RB, 5.000%, 10/01/35(b)	1,625,000	1,901,283

		6,276,283

Oregon 5.9%
Oregon State, Series A, GO, 5.000%, 05/01/35	2,250,000	2,683,620
Port of Portland OR Airport Revenue, AMT, RB, 5.000%, 07/01/42	1,000,000	1,142,970
Port of Portland OR Airport Revenue, RB, 5.000%, 07/01/47	1,000,000	1,156,110

		4,982,700

Pennsylvania 1.4%
Pennsylvania Turnpike Commission, Series E, RB, 0.000%, 12/01/38(d)	1,000,000	1,224,230

Texas 7.1%
Arlington Higher Education Finance Corp., Series A, RB, 5.000%, 08/15/39, PSF-GTD	1,000,000	1,133,580
Arlington Higher Education Finance Corp., Series A, RB, 5.000%, 02/15/42, PSF-GTD	1,000,000	1,154,340
Austin Convention Enterprises Inc, Series B, RB, 5.000%, 01/01/25	380,000	436,776
Austin Convention Enterprises Inc, Series B, RB, 5.000%, 01/01/30	720,000	815,378
Austin Convention Enterprises Inc, Series B, RB, 5.000%, 01/01/34	300,000	332,274
New Hope Cultural Education Facilities Financing Corp., Student Housing Corp., Series A, RB, 5.000%, 07/01/35	2,000,000	2,141,480

		6,013,828

Utah 7.2%
Salt Lake City Corp., Airport Revenue, Series A, AMT, RB, 5.000%, 07/01/33	2,300,000	2,684,146
Salt Lake City Corp., Airport Revenue, Series A, AMT, RB, 5.000%, 07/01/34	3,000,000	3,484,200

		6,168,346

Washington 2.1%
Seattle Washington Municipal Light & Power Revenue, RB, 5.750%, 04/01/29, Pre-refunded 04/01/2019 @ 100, BHAC-CR(a)	1,635,000	1,768,530

Total Municipal Bonds (Cost $73,931,624)		76,963,712

See Notes to Schedules of Portfolio Investments.

Money Market Fund 11.1%
Federated Government Obligations Tax-Managed Fund, Institutional Shares, 0.76%(e)	9,452,071	9,452,071

Total Money Market Fund (Cost $9,452,071)		9,452,071

Total Investments (Cost $83,383,695) — 101.6%		86,415,783
Liabilities in Excess of Other Assets — (1.6)%		(1,362,010)

Net Assets — 100.0%		$85,053,773

(a)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(b)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(c)	Variable or floating rate security. Rate disclosed is as of June 30, 2017.
(d)	Step bond. The rate shown is the rate in effect as of June 30, 2017.
(e)	Rate disclosed, the 7 day yield, is as of June 30, 2017.

Investment Abbreviations

AGC	– Security guaranteed by Assured Guaranty Corporation
AGM	– Security guaranteed by Assured Guaranty Municipal Corporation
AMT	– Income subject to Alternative Minimum Tax
BHAC	– Security guaranteed by Berkshire Hathaway Assurance Corporation
CR	– Custodial Receipts
GO	– General Obligation
PSF-GTD	– Security guaranteed by Permanent School Fund Guarantee Program
RB	– Revenue Bond

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2017

(Unaudited)

Seix High Income Fund

	Shares or Principal Amount($)	Value($)
Bank Loans 4.8%
Cable/Wireless Video 0.2%
Liberty Cablevision of Puerto Rico LLC, 1st Lien Term Loan, 4.658%, 01/07/22(a)(b)	1,005,000	994,116

Energy 0.5%
California Resources Corp., Second Out Term Loan, 11.534%, 12/31/21(a)(b)	1,430,000	1,508,650
Chesapeake Energy Corp., Term Loan, 8.686%, 08/23/21(a)(b)	1,180,000	1,246,670

		2,755,320

Financial 1.8%
Altisource Solutions S.A.R.L., Term Loan B, 4.726%, 12/09/20(a)(b)	3,020,040	2,602,277
Asurion LLC, New 2nd Lien Term Loan, 8.726%, 03/03/21(a)(b)	2,955,000	2,968,534
Freedom Mortgage Corp., 1st Lien Term Loan, 6.862%, 02/23/22(a)(b)	1,048,406	1,061,511
USI, Inc., 2017 Term Loan B, 4.180%, 05/16/24(a)(b)	1,315,000	1,305,138
Walter Investment Management Corp., 2013 Term Loan, 12/18/20(a)(c)(d)	1,500,000	1,357,500

		9,294,960

Food/Tobacco 0.3%
JBS USA LLC, 2017 Term Loan B, 5.750%, 10/30/22(a)(b)(d)	1,396,500	1,360,191

Gaming/Leisure 0.3%
Eldorado Resorts LLC, 2017 Term Loan B, 3.375%, 04/17/24(a)(b)	1,331,663	1,320,011

Metals/Minerals 0.2%
Foresight Energy LLC, 2017 1st Lien Term Loan, 6.976%, 03/28/22(a)(b)	1,137,150	1,081,009

Retail 1.1%
Neiman Marcus Group Ltd. LLC, 2020 Term Loan, 4.339%, 10/25/20(a)(b)	1,905,077	1,424,846
Sears Holding Corp., Incremental Term Loan, 8.576%, 07/20/20(a)(b)	163,623	165,157
Sears Roebuck Acceptance Corp., 2015 Term Loan, 5.724%, 06/30/18(a)(b)	3,880,111	3,817,059

		5,407,062

Service 0.1%
Laureate Education, Inc., 2017 Term Loan B, 5.726%, 04/26/24(a)(b)	433,913	435,674

Telecommunications 0.3%
CenturyLink, Inc., 2017 Term Loan B, 01/31/25(a)(c)(d)	1,335,000	1,319,060

Total Bank Loans (Cost $24,318,707)		23,967,403

Corporate Bonds 91.4%
Airlines 2.4%
Air Canada Pass Through Trust, Series 2013-1, Cl C, 6.625%, 05/15/18(a)	875,000	902,344
Air Canada Pass Through Trust, Series 2015-1, Cl C, 5.000%, 03/15/20(a)	543,000	552,503
American Airlines Pass Through Trust, Series 2013-2, Cl B, 5.600%, 07/15/20(a)	5,013,587	5,232,931
U.S. Airways Pass Through Trust, Series 2012-2, Cl B, 6.750%, 06/03/21	2,729,340	2,992,721
United Airlines Pass Through Trust, Series 2014-1, Cl B, 4.750%, 04/11/22	2,571,740	2,664,966

		12,345,465

Auto Manufacturers 0.0%(e)
Motors Liquidation Co. Escrow, 7.200%(f)(g)(h)(i)	17,182,000	—
Motors Liquidation Co. Escrow, 8.375% (f)(g)(h)(i)	36,800,000	—

		—

See Notes to Schedules of Portfolio Investments.

Auto Parts & Equipment 1.7%
Allison Transmission, Inc., 5.000%, 10/01/24(a)	1,985,000	2,034,625
American Axle & Manufacturing, Inc., 6.250%, 04/01/25(a)(f)	1,599,000	1,559,025
American Axle & Manufacturing, Inc., 6.500%, 04/01/27(a)(f)	2,339,000	2,274,677
Deck Chassis Acquisition, Inc., 10.000%, 06/15/23(a)	1,423,000	1,579,530
TI Group Automotive Systems LLC, 8.750%, 07/15/23(a)	1,015,000	1,073,363

		8,521,220

Banks 0.4%
Provident Funding Associates LP/PFG Finance Corp., 6.375%, 06/15/25(a)	371,000	380,275
Royal Bank of Scotland Group PLC, 8.625%(b)(g)	1,310,000	1,427,900

		1,808,175

Building Materials 0.4%
Summit Materials LLC/Summit Materials Finance Corp., 8.500%, 04/15/22	1,845,000	2,084,850

Chemicals 1.6%
Axalta Coating Systems LLC, 4.875%, 08/15/24(a)	1,530,000	1,579,725
Blue Cube Spinco, Inc., 9.750%, 10/15/23	1,778,000	2,151,380
Chemours Co. (The), 7.000%, 05/15/25	2,295,000	2,501,550
CVR Partners LP/CVR Nitrogen Finance Corp., 9.250%, 06/15/23(a)(f)	835,000	873,619
Valvoline, Inc., 5.500%, 07/15/24(a)	322,000	340,515
Venator Finance S.A.R.L., 5.750%, 07/15/25(a)(d)	545,000	550,450

		7,997,239

Coal 1.6%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 7.500%, 05/01/25(a)	760,000	798,950
CONSOL Energy, Inc., 5.875%, 04/15/22	1,560,000	1,532,700
CONSOL Energy, Inc., 8.000%, 04/01/23	3,415,000	3,585,750
Foresight Energy LLC/Foresight Energy Finance Corp., 11.500%, 04/01/23(a)(f)	2,235,000	2,089,725

		8,007,125

Commercial Services 2.6%
Flexi-Van Leasing, Inc., 7.875%, 08/15/18	835,000	826,650
Gartner, Inc., 5.125%, 04/01/25(a)	775,000	814,068
Herc Rentals, Inc., 7.500%, 06/01/22(a)	1,390,000	1,466,450
KAR Auction Services, Inc., 5.125%, 06/01/25(a)	1,555,000	1,584,156
Laureate Education, Inc., 8.250%, 05/01/25(a)(f)	1,538,000	1,649,505
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.250%, 05/15/23(a)	1,015,000	1,102,960
Rent-A-Center, Inc., 6.625%, 11/15/20(f)	1,063,000	996,563
Ritchie Bros Auctioneers, Inc., 5.375%, 01/15/25(a)	1,290,000	1,344,825
Team Health Holdings, Inc., 6.375%, 02/01/25(a)(f)	670,000	649,900
TMS International Corp., 7.625%, 10/15/21	2,665,000	2,698,312

		13,133,389

Computers 2.8%
Conduent Finance, Inc./Xerox Business Services LLC, 10.500%, 12/15/24(a)	1,118,000	1,302,470
Dell International LLC/EMC Corp., 7.125%, 06/15/24(a)(f)	1,475,000	1,621,403
Dell, Inc., 6.500%, 04/15/38	1,607,000	1,627,087
Harland Clarke Holdings Corp., 6.875%, 03/01/20(a)(j)	1,680,000	1,734,600
Harland Clarke Holdings Corp., 8.375%, 08/15/22(a)	2,180,000	2,321,700
Harland Clarke Holdings Corp., 9.250%, 03/01/21(a)	1,635,000	1,596,169
Western Digital Corp., 10.500%, 04/01/24	3,400,000	4,010,912

		14,214,341

Distribution/Wholesale 0.3%
Univar USA, Inc., 6.750%, 07/15/23(a)	1,555,000	1,621,088

Diversified Financial Services 11.0%
Alliance Data Systems Corp., 5.375%, 08/01/22(a)	1,610,000	1,626,100
Alliance Data Systems Corp., 5.875%, 11/01/21(a)(j)	4,690,000	4,854,150

See Notes to Schedules of Portfolio Investments.

Ally Financial, Inc., 5.750%, 11/20/25(f)	1,045,000	1,099,863
Ally Financial, Inc., 8.000%, 03/15/20	1,369,000	1,557,238
Ally Financial, Inc., 8.000%, 11/01/31	450,000	551,250
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.375%, 04/01/20(a)	2,050,000	2,101,250
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.500%, 08/01/18(j)	5,200,000	5,213,000
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.500%, 07/01/21	4,166,000	4,259,735
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.500%, 06/01/22	827,000	849,743
Nationstar Mortgage LLC/Nationstar Capital Corp., 7.875%, 10/01/20	3,890,000	3,996,975
Nationstar Mortgage LLC/Nationstar Capital Corp., 9.625%, 05/01/19	1,025,000	1,053,188
Navient Corp., 5.500%, 01/15/19, MTN	875,000	911,094
Navient Corp., 6.500%, 06/15/22	1,089,000	1,154,340
Navient Corp., 6.750%, 06/25/25	555,000	572,000
Navient Corp., 8.000%, 03/25/20, MTN	2,545,000	2,844,037
Navient Corp., 8.450%, 06/15/18, MTN	1,805,000	1,900,665
Ocwen Loan Servicing LLC, 8.375%, 11/15/22(a)(f)	5,215,000	4,915,137
OneMain Financial Holdings LLC, 7.250%, 12/15/21(a)	1,625,000	1,711,531
Orchestra Borrower LLC/Orchestra Co-Issuer, Inc., 6.750%, 06/15/22(a)	1,300,000	1,339,520
Quicken Loans, Inc., 5.750%, 05/01/25(a)	5,110,000	5,276,075
Springleaf Finance Corp., 8.250%, 12/15/20	1,755,000	1,969,987
Springleaf Finance Corp., 8.250%, 10/01/23	2,985,000	3,335,737
Walter Investment Management Corp., 7.875%, 12/15/21(f)	4,350,000	2,718,750

		55,811,365

Electric 1.3%
NRG Energy, Inc., 6.250%, 07/15/22	570,000	584,962
NRG Energy, Inc., 6.625%, 03/15/23	620,000	637,050
NRG Energy, Inc., 7.250%, 05/15/26(f)	2,130,000	2,204,550
NRG Energy, Inc., 7.875%, 05/15/21	802,000	828,065
NRG Yield Operating LLC, 5.000%, 09/15/26(f)	1,620,000	1,648,350
Talen Energy Supply LLC, 9.500%, 07/15/22(a)(f)	1,070,000	920,200

		6,823,177

Electrical Components & Equipment 0.4%
WESCO Distribution, Inc., 5.375%, 06/15/24	1,750,000	1,826,563

Electronics 0.4%
Allegion PLC, 5.875%, 09/15/23	1,743,000	1,869,367

Energy-Alternate Sources 0.1%
Enviva Partners LP/Enviva Partners Finance Corp., 8.500%, 11/01/21(a)	500,000	533,750

Engineering & Construction 0.7%
AECOM, 5.125%, 03/15/27	1,653,000	1,659,199
Engility Corp., 8.875%, 09/01/24	1,930,000	2,096,462

		3,755,661

Entertainment 1.6%
Eldorado Resorts, Inc., 6.000%, 04/01/25(a)	1,005,000	1,065,300
EMI Music Publishing Group North America Holdings, Inc., 7.625%, 06/15/24(a)	852,000	947,850
Gateway Casinos & Entertainment Ltd., 8.250%, 03/01/24(a)	1,340,000	1,393,600
Lions Gate Entertainment Corp., 5.875%, 11/01/24(a)	1,405,000	1,478,762
Mohegan Tribal Gaming Authority, 7.875%, 10/15/24(a)(f)	1,265,000	1,315,600
WMG Acquisition Corp., 5.625%, 04/15/22(a)	1,600,000	1,656,000

		7,857,112

Environmental Control 0.4%
GFL Environmental, Inc., 9.875%, 02/01/21(a)	1,685,000	1,832,438

Food 2.5%
JBS USA LLC/JBS USA Finance, Inc., 8.250%, 02/01/20(a)(f)	1,815,000	1,815,000
Lamb Weston Holdings, Inc., 4.625%, 11/01/24(a)	585,000	602,550
Pilgrim’s Pride Corp., 5.750%, 03/15/25(a)	2,510,000	2,516,275
Post Holdings, Inc., 5.000%, 08/15/26(a)(f)	1,584,000	1,580,040

See Notes to Schedules of Portfolio Investments.

Post Holdings, Inc., 5.500%, 03/01/25(a)	457,000	471,281
Post Holdings, Inc., 5.750%, 03/01/27(a)	571,000	586,703
Post Holdings, Inc., 8.000%, 07/15/25(a)	2,070,000	2,349,450
U.S. Foods, Inc., 5.875%, 06/15/24(a)	2,481,000	2,574,037

		12,495,336

Gas 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.750%, 05/20/27	1,605,000	1,625,063

Healthcare—Products 0.6%
Greatbatch Ltd., 9.125%, 11/01/23(a)	1,872,000	1,993,680
Teleflex, Inc., 5.250%, 06/15/24	1,263,000	1,307,205

		3,300,885

Healthcare—Services 6.1%
Centene Corp., 5.625%, 02/15/21	2,530,000	2,637,525
CHS/Community Health Systems, Inc., 6.250%, 03/31/23	1,821,000	1,879,909
CHS/Community Health Systems, Inc., 6.875%, 02/01/22(f)	1,180,000	1,031,025
CHS/Community Health Systems, Inc., 8.000%, 11/15/19(f)	1,080,000	1,085,400
DaVita, Inc., 5.000%, 05/01/25	4,810,000	4,822,025
DaVita, Inc., 5.750%, 08/15/22	1,405,000	1,443,638
Eagle Holding Co. II LLC, PIK, 7.625%, 05/15/22(a)	810,000	833,288
HCA Healthcare, Inc., 6.250%, 02/15/21(j)	1,465,000	1,600,512
HCA, Inc., 5.250%, 06/15/26	1,020,000	1,100,070
HCA, Inc., 6.500%, 02/15/20	2,215,000	2,417,119
HCA, Inc., 7.500%, 11/06/33	655,000	740,969
HCA, Inc., 7.500%, 11/15/95	720,000	736,200
Kindred Healthcare, Inc., 8.000%, 01/15/20	1,935,000	2,031,750
Kindred Healthcare, Inc., 8.750%, 01/15/23(f)	440,000	462,550
MPH Acquisition Holdings LLC, 7.125%, 06/01/24(a)	1,003,000	1,069,449
Surgery Center Holdings, Inc., 6.750%, 07/01/25(a)	1,345,000	1,361,813
Tenet Healthcare Corp., 6.000%, 10/01/20	1,585,000	1,697,931
Tenet Healthcare Corp., 8.125%, 04/01/22	1,465,000	1,554,731
WellCare Health Plans, Inc., 5.250%, 04/01/25	2,245,000	2,351,637

		30,857,541

Home Builders 3.9%
CalAtlantic Group, Inc., 5.000%, 06/15/27	925,000	927,313
CalAtlantic Group, Inc., 5.875%, 11/15/24	1,650,000	1,788,187
Century Communities, Inc., 5.875%, 07/15/25(a)	1,593,000	1,585,035
Century Communities, Inc., 6.875%, 05/15/22	2,180,000	2,289,000
New Home Co., Inc. (The), 7.250%, 04/01/22(a)	1,075,000	1,112,625
PulteGroup, Inc., 4.250%, 03/01/21	1,755,000	1,829,587
PulteGroup, Inc., 5.500%, 03/01/26	695,000	740,175
Shea Homes LP/Shea Homes Funding Corp., 5.875%, 04/01/23(a)	1,665,000	1,714,118
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.250%, 04/15/21(a)	935,000	958,375
TRI Pointe Group, Inc., 4.875%, 07/01/21	2,441,000	2,569,152
TRI Pointe Group, Inc., 5.250%, 06/01/27	1,850,000	1,854,625
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 06/15/24	2,075,000	2,189,125

		19,557,317

Insurance 1.1%
MGIC Investment Corp., 5.750%, 08/15/23	2,640,000	2,844,600
Radian Group, Inc., 7.000%, 03/15/21	2,252,000	2,519,425

		5,364,025

Internet 0.4%
Cogent Communications Group, Inc., 5.375%, 03/01/22(a)	520,000	546,000
Zayo Group LLC/Zayo Capital, Inc., 6.000%, 04/01/23	1,270,000	1,336,675

		1,882,675

See Notes to Schedules of Portfolio Investments.

Leisure Time 0.6%
Silversea Cruise Finance Ltd., 7.250%, 02/01/25(a)	1,340,000	1,428,775
Viking Cruises Ltd., 8.500%, 10/15/22(a)	1,550,000	1,627,500

		3,056,275

Lodging 4.0%
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Prope, 11.000%, 10/01/21	3,485,000	3,728,950
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc., 9.375%, 05/01/22	3,570,000	3,873,450
Diamond Resorts International, Inc., 10.750%, 09/01/24(a)	1,055,000	1,118,300
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19(a)	1,680,000	1,633,800
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.125%, 12/01/24(a)	820,000	893,800
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., 10.250%, 11/15/22(a)	1,207,000	1,324,682
MGM Resorts International, 6.000%, 03/15/23	3,075,000	3,390,187
MGM Resorts International, 6.750%, 10/01/20	545,000	603,806
MGM Resorts International, 7.750%, 03/15/22(j)	3,305,000	3,879,244

		20,446,219

Media 5.6%
Altice Finco SA, 7.625%, 02/15/25(a)(f)	1,000,000	1,067,500
Altice Luxembourg SA, 7.750%, 05/15/22(a)	2,175,000	2,308,219
CBS Radio, Inc., 7.250%, 11/01/24(a)(f)	809,000	833,270
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 05/01/27(a)	2,405,000	2,459,112
CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 09/01/23	505,000	526,463
CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 02/15/26(a)	1,405,000	1,503,350
Cequel Communications Holdings I LLC/Cequel Capital Corp., 6.375%, 09/15/20(a)	224,000	228,480
Clear Channel Worldwide Holdings, Inc., Series B, 6.500%, 11/15/22	975,000	1,002,007
Clear Channel Worldwide Holdings, Inc., Series B, 7.625%, 03/15/20(f)	550,000	547,250
CSC Holdings LLC, 10.125%, 01/15/23(a)	1,000,000	1,160,000
CSC Holdings LLC, 10.875%, 10/15/25(a)	3,100,000	3,731,625
DISH DBS Corp., 7.875%, 09/01/19	1,160,000	1,278,900
Lee Enterprises, Inc., 9.500%, 03/15/22(a)(f)	1,015,000	1,045,450
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 7.875%, 05/15/24(a)(f)	615,000	595,013
SFR Group SA, 7.375%, 05/01/26(a)	2,450,000	2,658,250
Univision Communications, Inc., 6.750%, 09/15/22(a)	1,434,000	1,491,360
Viacom, Inc., 6.250%, 02/28/57(b)	1,565,000	1,627,600
WideOpenWest Finance LLC/WideOpenWest Capital Corp., 10.250%, 07/15/19	1,508,000	1,553,240
Ziggo Bond Finance BV, 5.875%, 01/15/25(a)	1,350,000	1,387,125
Ziggo Secured Finance BV, 5.500%, 01/15/27(a)	1,090,000	1,113,162

		28,117,376

Metal Fabricate/Hardware 0.5%
Grinding Media, Inc./MC Grinding Media Canada, Inc., 7.375%, 12/15/23(a)	1,000,000	1,087,500
Novelis Corp., 6.250%, 08/15/24(a)	1,490,000	1,564,500

		2,652,000

Mining 0.8%
Imperial Metals Corp., 7.000%, 03/15/19	2,948,000	2,659,686
Kaiser Aluminum Corp., 5.875%, 05/15/24	1,469,000	1,546,122

		4,205,808

Miscellaneous Manufacturer 0.8%
Bombardier, Inc., 7.500%, 03/15/25(a)	1,950,000	2,023,125
Bombardier, Inc., 7.750%, 03/15/20(a)	585,000	628,875
Bombardier, Inc., 8.750%, 12/01/21(a)	1,475,000	1,637,250

		4,289,250

See Notes to Schedules of Portfolio Investments.

Oil & Gas 11.6%
Antero Resources Corp., 5.625%, 06/01/23	195,000	197,438
Atwood Oceanics, Inc., 6.500%, 02/01/20(f)	1,550,000	1,542,250
California Resources Corp., 8.000%, 12/15/22(a)	4,149,000	2,624,242
Callon Petroleum Co., 6.125%, 10/01/24	1,025,000	1,042,938
Chesapeake Energy Corp., 6.625%, 08/15/20(f)	2,570,000	2,576,425
Chesapeake Energy Corp., 6.875%, 11/15/20	2,975,000	2,975,000
Chesapeake Energy Corp., 8.000%, 12/15/22(a)(f)	4,015,000	4,245,862
Chesapeake Energy Corp., 8.000%, 01/15/25(a)(f)	1,835,000	1,816,650
Chesapeake Energy Corp., 8.000%, 06/15/27(a)(f)	1,080,000	1,061,100
CITGO Petroleum Corp., 6.250%, 08/15/22(a)	1,475,000	1,497,125
Denbury Resources, Inc., 9.000%, 05/15/21(a)	1,170,000	1,114,425
Diamondback Energy, Inc., 4.750%, 11/01/24(a)	998,000	993,010
Diamondback Energy, Inc., 5.375%, 05/31/25(a)	2,083,000	2,114,245
Eclipse Resources Corp., 8.875%, 07/15/23	2,480,000	2,467,600
Ensco PLC, 5.750%, 10/01/44	1,815,000	1,188,825
Ensco PLC, 8.000%, 01/31/24	2,458,000	2,310,520
EP Energy LLC/Everest Acquisition Finance, Inc., 8.000%, 02/15/25(a)	1,183,000	881,335
EP Energy LLC/Everest Acquisition Finance, Inc., 9.375%, 05/01/20	3,166,000	2,497,182
Halcon Resources Corp., 6.750%, 02/15/25(a)(f)	975,000	877,500
Hilcorp Energy I LP/Hilcorp Finance Co., 5.750%, 10/01/25(a)	2,715,000	2,558,887
MEG Energy Corp., 6.500%, 01/15/25(a)(f)	1,065,000	969,150
MEG Energy Corp., 7.000%, 03/31/24(a)	2,935,000	2,281,962
Murphy Oil USA, Inc., 5.625%, 05/01/27	379,000	394,160
Nabors Industries, Inc., 5.500%, 01/15/23(a)(f)	1,569,000	1,486,628
Precision Drilling Corp., 6.500%, 12/15/21	1,250,000	1,223,438
Precision Drilling Corp., 6.625%, 11/15/20	1,010,374	987,641
Precision Drilling Corp., 7.750%, 12/15/23(a)	800,000	796,000
Pride International LLC, 7.875%, 08/15/40	1,270,000	1,069,975
Range Resources Corp., 5.750%, 06/01/21(a)	2,819,000	2,875,380
Rice Energy, Inc., 6.250%, 05/01/22	1,797,000	1,877,865
Rowan Cos., Inc., 4.750%, 01/15/24	1,210,000	1,028,500
Rowan Cos., Inc., 4.875%, 06/01/22(f)	1,664,000	1,543,360
Rowan Cos., Inc., 5.850%, 01/15/44	1,410,000	1,046,925
SandRidge Energy, Inc., 8.125%, 10/15/22(i)	1,935,000	3,870
Seven Generations Energy Ltd., 6.750%, 05/01/23(a)	1,571,000	1,633,840
Transocean, Inc., 6.800%, 03/15/38(f)	1,025,000	748,250
Transocean, Inc., 7.500%, 04/15/31(f)	905,000	724,000
Transocean, Inc., 9.000%, 07/15/23(a)(f)	1,275,000	1,322,813

		58,596,316

Oil & Gas Services 1.5%
FTS International, Inc., 8.746%, 06/15/20(a)(b)	1,400,000	1,403,500
KCA Deutag UK Finance PLC, 7.250%, 05/15/21	555,000	491,175
KCA Deutag UK Finance PLC, 9.875%, 04/01/22(a)	1,960,000	1,901,200
SESI LLC, 6.375%, 05/01/19	3,050,000	3,011,875
SESI LLC, 7.125%, 12/15/21(f)	790,000	752,475

		7,560,225

Packaging & Containers 0.4%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 5.125%, 07/15/23(a)	1,945,000	2,020,369

Pharmaceuticals 2.3%
Endo Finance LLC/Endo Finco, Inc., 7.250%, 01/15/22(a)(f)	1,450,000	1,388,375
Horizon Pharma, Inc., 6.625%, 05/01/23(f)	1,080,000	1,015,200
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.500%, 10/01/24(a)	960,000	1,041,600
Valeant Pharmaceuticals International, Inc., 6.125%, 04/15/25(a)	2,655,000	2,246,793
Valeant Pharmaceuticals International, Inc., 7.000%, 03/15/24(a)	1,855,000	1,950,069
Valeant Pharmaceuticals International, Inc., 7.500%, 07/15/21(a)(f)	4,380,000	4,243,125

		11,885,162

See Notes to Schedules of Portfolio Investments.

Pipelines 2.2%
Cheniere Corpus Christi Holdings LLC, 5.125%, 06/30/27(a)	1,328,000	1,361,200
Cheniere Corpus Christi Holdings LLC, 7.000%, 06/30/24	1,190,000	1,323,875
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 5.750%, 04/01/25(a)	1,146,000	1,143,135
Rockies Express Pipeline LLC, 5.625%, 04/15/20(a)	390,000	414,375
Rockies Express Pipeline LLC, 6.000%, 01/15/19(a)	2,635,000	2,746,987
Rockies Express Pipeline LLC, 6.850%, 07/15/18(a)	1,241,000	1,292,191
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 5.500%, 09/15/24(a)	585,000	592,313
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.250%, 01/15/25	606,000	636,300
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.125%, 10/15/21	1,755,000	1,825,200

		11,335,576

Private Equity 0.3%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.000%, 08/01/20	1,682,000	1,731,409

Real Estate 0.9%
Greystar Real Estate Partners LLC, 8.250%, 12/01/22(a)	370,000	398,675
Howard Hughes Corp. (The), 5.375%, 03/15/25(a)	3,832,000	3,918,220

		4,316,895

Real Estate Investment Trust 3.2%
Care Capital Properties LP, 5.125%, 08/15/26	1,675,000	1,701,926
iStar, Inc., 6.000%, 04/01/22	1,118,000	1,145,950
iStar, Inc., 6.500%, 07/01/21	3,353,000	3,512,267
iStar, Inc., 7.125%, 02/15/18	4,015,000	4,115,375
SBA Communications Corp., 4.875%, 09/01/24	1,380,000	1,404,150
Starwood Property Trust, Inc., 5.000%, 12/15/21(a)	4,173,000	4,339,920

		16,219,588

Retail 3.3%
DriveTime Automotive Group, Inc./Bridgecrest Acceptance Corp., 8.000%, 06/01/21(a)	1,290,000	1,293,225
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.750%, 06/01/27(a)(f)	391,000	399,309
L Brands, Inc., 6.750%, 07/01/36	625,000	600,000
L Brands, Inc., 6.875%, 11/01/35	570,000	550,050
Men’s Wearhouse, Inc. (The), 7.000%, 07/01/22(f)	1,425,000	1,246,875
New Albertsons, Inc., 7.450%, 08/01/29	2,085,000	2,022,450
Penske Automotive Group, Inc., 5.375%, 12/01/24	1,310,000	1,318,188
PetSmart, Inc., 5.875%, 06/01/25(a)	1,075,000	1,036,031
PetSmart, Inc., 7.125%, 03/15/23(a)	560,000	498,400
Rite Aid Corp., 6.125%, 04/01/23(a)(f)	2,550,000	2,503,781
Rite Aid Corp., 6.750%, 06/15/21(f)	2,500,000	2,567,500
Sears Holdings Corp., 8.000%, 12/15/19(f)	1,695,000	1,317,863
TRU Taj LLC/TRU Taj Finance, Inc., 12.000%, 08/15/21(a)(f)	1,565,000	1,459,362

		16,813,034

Software 2.2%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.750%, 03/01/25(a)	1,275,000	1,300,500
Donnelley Financial Solutions, Inc., 8.250%, 10/15/24	1,705,000	1,807,300
First Data Corp., 5.375%, 08/15/23(a)	1,620,000	1,692,900
First Data Corp., 7.000%, 12/01/23(a)(f)	1,205,000	1,286,338
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc., 6.000%, 07/15/25(a)	773,000	796,190
Nuance Communications, Inc., 5.625%, 12/15/26(a)	1,551,000	1,655,692
Quintiles IMS, Inc., 5.000%, 10/15/26(a)	1,390,000	1,433,437
Solera LLC/Solera Finance, Inc., 10.500%, 03/01/24(a)	860,000	987,925

		10,960,282

See Notes to Schedules of Portfolio Investments.

Telecommunication Services 5.2%
CenturyLink, Inc., 6.750%, 12/01/23	1,445,000	1,556,092
Cincinnati Bell, Inc., 7.000%, 07/15/24(a)	4,460,000	4,661,592
Cogent Communications Finance, Inc., 5.625%, 04/15/21(a)	745,000	765,488
Frontier Communications Corp., 7.875%, 01/15/27	730,000	543,850
HC2 Holdings, Inc., 11.000%, 12/01/19(a)	1,125,000	1,150,313
Intelsat Jackson Holdings S.A., 7.250%, 10/15/20	3,395,000	3,208,275
Intelsat Jackson Holdings S.A., 9.750%, 07/15/25(a)(d)	2,765,000	2,761,544
Level 3 Financing, Inc., 5.375%, 05/01/25	735,000	773,587
Sprint Communications, Inc., 11.500%, 11/15/21	2,060,000	2,636,800
Sprint Corp., 7.875%, 09/15/23	1,380,000	1,587,000
Trilogy International Partners LLC/Trilogy International Finance, Inc., 8.875%, 05/01/22(a)	1,694,000	1,763,877
ViaSat, Inc., 6.875%, 06/15/20	2,745,000	2,799,021
West Corp., 5.375%, 07/15/22(a)	1,955,000	1,974,550

		26,181,989

Transportation 1.4%
Florida East Coast Holdings Corp., 6.750%, 05/01/19(a)	2,830,000	2,901,882
Hornbeck Offshore Services, Inc., 1.500%, 09/01/19(f)	985,000	714,125
Hornbeck Offshore Services, Inc., 5.000%, 03/01/21	1,960,000	1,053,500
Hornbeck Offshore Services, Inc., 5.875%, 04/01/20(f)	2,302,000	1,323,650
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 7.250%, 05/01/22(a)	1,230,000	1,186,950

		7,180,107

Total Corporate Bonds (Cost $448,540,769)		462,693,047

Convertible Preferred Stock 0.1%
Telecommunication Services 0.1%
T-Mobile US, Inc., 5.500%, 12/15/17	6,065	598,252

Total Convertible Preferred Stock (Cost $303,250)		598,252

Preferred Stock 0.2%
Banks 0.2%
GMAC Capital Trust I, Series 2, 6.967%(b)	42,810	1,121,622

Total Preferred Stock (Cost $1,070,250)		1,121,622

Warrants 0.0%(e)
Oil & Gas 0.0%(e)
SandRidge Energy, Inc.*(i)	3,760	5,640
SandRidge Energy, Inc.*(i)	1,583	1,266

Total Warrants (Cost $—)		6,906

Common Stocks 1.4%
Auto Manufacturers 0.5%
General Motors Co.	66,229	2,313,379

Oil & Gas 0.9%
Linn Energy, Inc.*	105,734	3,229,116
SandRidge Energy, Inc.*	39,265	675,751
Templar Energy LLC, Cl A*	159,460	717,571

		4,622,438

Total Common Stocks (Cost $10,798,865)		6,935,817

See Notes to Schedules of Portfolio Investments.

Money Market Funds 9.6%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.83%(k)	8,607,735	8,607,735
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.88%(k)(l)	40,081,743	40,081,743

Total Money Market Funds (Cost $48,689,478)		48,689,478

Total Investments (Cost $533,721,319) — 107.5%		544,012,525
Liabilities in Excess of Other Assets — (7.5)%		(37,812,650)

Net Assets — 100.0%		$506,199,875

*	Non-income producing security.
(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 50.4% of net assets as of June 30, 2017.
(b)	Variable or floating rate security. Rate disclosed is as of June 30, 2017.
(c)	The security does not have a stated settlement date and will receive a rate upon settling with the custodian.
(d)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(e)	Less than 0.05% of Net Assets.
(f)	The security or a partial position of the security was on loan as of June 30, 2017. The total value of securities on loan as of June 30, 2017 was $43,827,485.
(g)	Perpetual maturity.
(h)	Security is in default.
(i)	Valued at fair value using procedures approved by the Board of Trustees (See Note 2(a)). Fair valued securities held by the Fund represent 0.0% of net assets as of June 30, 2017.
(j)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(k)	Rate disclosed, the 7 day yield, is as of June 30, 2017.
(l)	Purchased with cash collateral held from securities lending. The total value of the collateral held by the Fund was $47,528,553. The total value of the collateral includes non-cash U.S. Government securities collateral having a value of $7,446,810. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2017 (See Note 2((i)).

Investment Abbreviations

MTN	– Medium Term Note
PIK	– Payment in-kind

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2017

(Unaudited)

Seix High Yield Fund

	Shares or Principal Amount($)	Value($)
Bank Loans 4.6%
Cable/Wireless Video 0.2%
Liberty Cablevision of Puerto Rico LLC, 1st Lien Term Loan, 4.658%, 01/07/22(a)(b)	1,025,000	1,013,899

Chemicals 0.1%
Kraton Polymers LLC, 2016 Term Loan B, 5.226%, 01/06/22(a)(b)	734,867	740,937

Energy 0.3%
California Resources Corp., Second Out Term Loan, 11.534%, 12/31/21(a)(b)	1,195,000	1,260,725

Financial 1.4%
Altisource Solutions S.A.R.L., Term Loan B, 4.726%, 12/09/20(a)(b)	2,980,171	2,567,924
Freedom Mortgage Corp., 1st Lien Term Loan, 6.862%, 02/23/22(a)(b)	874,500	885,431
USI, Inc., 2017 Term Loan B, 4.180%, 05/16/24(a)(b)	1,270,000	1,260,475
Walter Investment Management Corp., 2013 Term Loan, 4.976%, 12/18/20(a)(b)	2,757,926	2,495,923

		7,209,753

Food/Tobacco 0.3%
JBS USA LLC, 2017 Term Loan B, 5.750%, 10/30/22(a)(b)(c)	1,720,688	1,675,950

Gaming/Leisure 0.3%
Eldorado Resorts LLC, 2017 Term Loan B, 3.375%, 04/17/24(a)(b)	1,311,713	1,300,235

Metals/Minerals 0.4%
Foresight Energy LLC, 2017 1st Lien Term Loan, 6.976%, 03/28/22(a)(b)	2,194,500	2,086,157

Retail 0.9%
Neiman Marcus Group Ltd. LLC, 2020 Term Loan, 4.339%, 10/25/20(a)(b)	1,580,915	1,182,398
Sears Holding Corp., Incremental Term Loan, 8.576%, 07/20/20(a)(b)	171,233	172,839
Sears Roebuck Acceptance Corp., 2015 Term Loan, 5.724%, 06/30/18(a)(b)	3,269,444	3,216,316

		4,571,553

Service 0.4%
Laureate Education, Inc., 2017 Term Loan B, 5.726%, 04/26/24(a)(b)	423,938	425,659
Xerox Business Services LLC, USD Term Loan B, 5.226%, 12/07/23(a)(b)	1,595,990	1,613,945

		2,039,604

Telecommunications 0.3%
CenturyLink, Inc., 2017 Term Loan B, 01/31/25(a)(c)(d)	1,315,000	1,299,299

Total Bank Loans (Cost $23,617,410)		23,198,112

Corporate Bonds 91.8%
Advertising 0.2%
Lamar Media Corp., 5.750%, 02/01/26	980,000	1,055,950

Airlines 2.0%
Air Canada Pass Through Trust, Series 2013-1, Cl C, 6.625%, 05/15/18(a)	790,000	814,687
Air Canada Pass Through Trust, Series 2015-1, Cl C, 5.000%, 03/15/20(a)	490,000	498,575
American Airlines Pass Through Trust, Series 2013-2, Cl B, 5.600%, 07/15/20(a)	3,058,065	3,191,855
U.S. Airways Pass Through Trust, Series 2012-2, Cl B, 6.750%, 06/03/21	2,456,565	2,693,624
United Airlines Pass Through Trust, Series 2014-1, Cl B, 4.750%, 04/11/22	2,788,634	2,889,722

		10,088,463

See Notes to Schedules of Portfolio Investments.

Auto Parts & Equipment 1.7%
Allison Transmission, Inc., 5.000%, 10/01/24(a)	2,295,000	2,352,375
American Axle & Manufacturing, Inc., 6.250%, 04/01/25(a)(e)	1,360,000	1,326,000
American Axle & Manufacturing, Inc., 6.500%, 04/01/27(a)(e)	2,270,000	2,207,575
Deck Chassis Acquisition, Inc., 10.000%, 06/15/23(a)	1,400,000	1,554,000
TI Group Automotive Systems LLC, 8.750%, 07/15/23(a)	1,080,000	1,142,100

		8,582,050

Banks 0.4%
Provident Funding Associates LP/PFG Finance Corp., 6.375%, 06/15/25(a)	366,000	375,150
Royal Bank of Scotland Group PLC, 8.625%(b)(f)	1,295,000	1,411,550

		1,786,700

Building Materials 0.6%
Summit Materials LLC/Summit Materials Finance Corp., 8.500%, 04/15/22	1,865,000	2,107,450
USG Corp., 5.500%, 03/01/25(a)	640,000	680,000

		2,787,450

Chemicals 2.0%
Axalta Coating Systems LLC, 4.875%, 08/15/24(a)	1,550,000	1,600,375
Blue Cube Spinco, Inc., 9.750%, 10/15/23	2,285,000	2,764,850
Chemours Co. (The), 7.000%, 05/15/25	2,270,000	2,474,300
GCP Applied Technologies, Inc., 9.500%, 02/01/23(a)	1,005,000	1,143,188
Platform Specialty Products Corp., 10.375%, 05/01/21(a)	495,000	547,594
Valvoline, Inc., 5.500%, 07/15/24(a)	1,107,000	1,170,652
Venator Finance S.A.R.L., 5.750%, 07/15/25(a)(c)	543,000	548,430

		10,249,389

Coal 1.1%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 7.500%, 05/01/25(a)	731,000	768,464
CONSOL Energy, Inc., 5.875%, 04/15/22	1,829,000	1,796,992
CONSOL Energy, Inc., 8.000%, 04/01/23	3,015,000	3,165,750

		5,731,206

Commercial Services 1.9%
Gartner, Inc., 5.125%, 04/01/25(a)	1,300,000	1,365,533
Herc Rentals, Inc., 7.500%, 06/01/22(a)	1,129,000	1,191,095
KAR Auction Services, Inc., 5.125%, 06/01/25(a)	1,540,000	1,568,875
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.250%, 05/15/23(a)	1,073,000	1,165,986
Ritchie Bros Auctioneers, Inc., 5.375%, 01/15/25(a)	1,185,000	1,235,363
TMS International Corp., 7.625%, 10/15/21	2,465,000	2,495,812
United Rentals North America, Inc., 7.625%, 04/15/22	430,000	449,350

		9,472,014

Computers 3.2%
Conduent Finance, Inc./Xerox Business Services LLC, 10.500%, 12/15/24(a)	1,106,000	1,288,490
Dell International LLC/EMC Corp., 7.125%, 06/15/24(a)(e)	1,455,000	1,599,417
Dell, Inc., 6.500%, 04/15/38(e)	1,585,000	1,604,813
Harland Clarke Holdings Corp., 6.875%, 03/01/20(a)(g)	5,195,000	5,363,838
Harland Clarke Holdings Corp., 8.375%, 08/15/22(a)	1,815,000	1,932,975
Western Digital Corp., 7.375%, 04/01/23(a)	795,000	873,506
Western Digital Corp., 10.500%, 04/01/24	2,780,000	3,279,510

		15,942,549

Distribution/Wholesale 0.3%
Univar USA, Inc., 6.750%, 07/15/23(a)	1,295,000	1,350,038

Diversified Financial Services 10.9%
Alliance Data Systems Corp., 5.375%, 08/01/22(a)	3,145,000	3,176,450
Alliance Data Systems Corp., 5.875%, 11/01/21(a)	3,120,000	3,229,200
Ally Financial, Inc., 5.750%, 11/20/25(e)	1,095,000	1,152,488

See Notes to Schedules of Portfolio Investments.

Ally Financial, Inc., 8.000%, 03/15/20	2,268,000	2,579,850
Ally Financial, Inc., 8.000%, 11/01/31	470,000	575,750
ILFC E-Capital Trust I, 4.340%, 12/21/65(b)	4,700,000	4,476,750
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.375%, 04/01/20(a)	2,015,000	2,065,375
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.500%, 08/01/18	4,980,000	4,992,450
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.500%, 07/01/21	5,300,000	5,419,250
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.500%, 06/01/22	773,000	794,258
Nationstar Mortgage LLC/Nationstar Capital Corp., 7.875%, 10/01/20	2,055,000	2,111,512
Nationstar Mortgage LLC/Nationstar Capital Corp., 9.625%, 05/01/19	955,000	981,263
Navient Corp., 5.500%, 01/15/19, MTN	735,000	765,319
Navient Corp., 6.500%, 06/15/22(e)	903,000	957,180
Navient Corp., 6.750%, 06/25/25	551,000	567,877
Navient Corp., 8.000%, 03/25/20, MTN	2,810,000	3,140,175
Navient Corp., 8.450%, 06/15/18, MTN	1,900,000	2,000,700
Ocwen Loan Servicing LLC, 8.375%, 11/15/22(a)(e)	3,215,000	3,030,137
OneMain Financial Holdings LLC, 7.250%, 12/15/21(a)	1,540,000	1,622,005
Orchestra Borrower LLC/Orchestra Co-Issuer, Inc., 6.750%, 06/15/22(a)	1,280,000	1,318,912
Quicken Loans, Inc., 5.750%, 05/01/25(a)	4,970,000	5,131,525
Springleaf Finance Corp., 6.125%, 05/15/22	507,000	534,885
Springleaf Finance Corp., 8.250%, 12/15/20	1,395,000	1,565,887
Springleaf Finance Corp., 8.250%, 10/01/23	2,615,000	2,922,262

		55,111,460

Electric 1.9%
Calpine Corp., 5.750%, 01/15/25	900,000	843,750
Dynegy, Inc., 6.750%, 11/01/19	1,025,000	1,057,031
NRG Energy, Inc., 6.250%, 07/15/22	605,000	620,881
NRG Energy, Inc., 6.625%, 03/15/23	660,000	678,150
NRG Energy, Inc., 7.250%, 05/15/26(e)	2,235,000	2,313,225
NRG Energy, Inc., 7.875%, 05/15/21	807,000	833,228
NRG Yield Operating LLC, 5.000%, 09/15/26(e)	1,350,000	1,373,625
NRG Yield Operating LLC, 5.375%, 08/15/24(e)	685,000	718,394
Talen Energy Supply LLC, 9.500%, 07/15/22(a)(e)	1,055,000	907,300

		9,345,584

Electrical Components & Equipment 0.4%
WESCO Distribution, Inc., 5.375%, 06/15/24	1,755,000	1,831,781

Electronics 0.3%
Allegion PLC, 5.875%, 09/15/23	1,563,000	1,676,318

Energy-Alternate Sources 0.1%
Enviva Partners LP/Enviva Partners Finance Corp., 8.500%, 11/01/21(a)	520,000	555,100

Engineering & Construction 0.4%
AECOM, 5.125%, 03/15/27	1,835,000	1,841,881

Entertainment 1.6%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.375%, 04/15/27(a)	732,000	772,260
Eldorado Resorts, Inc., 6.000%, 04/01/25(a)	915,000	969,900
EMI Music Publishing Group North America Holdings, Inc., 7.625%, 06/15/24(a)	771,000	857,738
Lions Gate Entertainment Corp., 5.875%, 11/01/24(a)	1,815,000	1,910,287
Six Flags Entertainment Corp., 5.500%, 04/15/27(a)	1,310,000	1,349,300
WMG Acquisition Corp., 5.000%, 08/01/23(a)	600,000	615,000
WMG Acquisition Corp., 5.625%, 04/15/22(a)	1,408,000	1,457,280

		7,931,765

Environmental Control 0.5%
Covanta Holding Corp., 5.875%, 07/01/25	570,000	552,900
GFL Environmental, Inc., 9.875%, 02/01/21(a)	1,759,000	1,912,912

		2,465,812

See Notes to Schedules of Portfolio Investments.

Food 2.8%
JBS USA LLC/JBS USA Finance, Inc., 5.750%, 06/15/25(a)(e)	1,745,000	1,640,300
JBS USA LLC/JBS USA Finance, Inc., 8.250%, 02/01/20(a)(e)	2,115,000	2,115,000
Lamb Weston Holdings, Inc., 4.625%, 11/01/24(a)	620,000	638,600
Pilgrim’s Pride Corp., 5.750%, 03/15/25(a)	2,435,000	2,441,087
Post Holdings, Inc., 5.000%, 08/15/26(a)	1,565,000	1,561,088
Post Holdings, Inc., 5.500%, 03/01/25(a)	380,000	391,875
Post Holdings, Inc., 5.750%, 03/01/27(a)	474,000	487,035
Post Holdings, Inc., 8.000%, 07/15/25(a)	2,045,000	2,321,075
U.S. Foods, Inc., 5.875%, 06/15/24(a)	2,550,000	2,645,625

		14,241,685

Gas 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.750%, 05/20/27	1,585,000	1,604,813

Healthcare—Products 0.5%
Hologic, Inc., 5.250%, 07/15/22(a)	1,050,000	1,102,500
Teleflex, Inc., 5.250%, 06/15/24	1,569,000	1,623,915

		2,726,415

Healthcare—Services 5.8%
Centene Corp., 5.625%, 02/15/21	2,500,000	2,606,250
Centene Corp., 6.125%, 02/15/24	590,000	637,896
CHS/Community Health Systems, Inc., 6.250%, 03/31/23	1,625,000	1,677,569
DaVita, Inc., 5.000%, 05/01/25	4,175,000	4,185,437
DaVita, Inc., 5.750%, 08/15/22	2,310,000	2,373,525
Envision Healthcare Corp., 5.625%, 07/15/22	1,000,000	1,036,250
HCA Healthcare, Inc., 6.250%, 02/15/21	3,028,000	3,308,090
HCA, Inc., 5.250%, 06/15/26	1,035,000	1,116,248
HCA, Inc., 5.875%, 02/15/26	770,000	831,600
HCA, Inc., 6.500%, 02/15/20	2,535,000	2,766,319
HCA, Inc., 7.500%, 11/06/33	635,000	718,344
HCA, Inc., 7.500%, 11/15/95	605,000	618,613
Kindred Healthcare, Inc., 8.000%, 01/15/20	1,880,000	1,974,000
MEDNAX, Inc., 5.250%, 12/01/23(a)	1,045,000	1,076,350
Tenet Healthcare Corp., 6.000%, 10/01/20	1,885,000	2,019,306
WellCare Health Plans, Inc., 5.250%, 04/01/25	2,065,000	2,163,087

		29,108,884

Home Builders 4.5%
CalAtlantic Group, Inc., 5.000%, 06/15/27	910,000	912,275
CalAtlantic Group, Inc., 5.875%, 11/15/24	1,391,000	1,507,496
Century Communities, Inc., 5.875%, 07/15/25(a)	1,570,000	1,562,150
Century Communities, Inc., 6.875%, 05/15/22	1,820,000	1,911,000
New Home Co., Inc. (The), 7.250%, 04/01/22(a)	1,060,000	1,097,100
PulteGroup, Inc., 4.250%, 03/01/21	1,527,000	1,591,898
PulteGroup, Inc., 5.500%, 03/01/26	1,920,000	2,044,800
PulteGroup, Inc., 7.875%, 06/15/32	400,000	466,000
Shea Homes LP/Shea Homes Funding Corp., 5.875%, 04/01/23(a)	1,755,000	1,806,773
Shea Homes LP/Shea Homes Funding Corp., 6.125%, 04/01/25(a)	1,755,000	1,812,038
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.250%, 04/15/21(a)	820,000	840,500
TRI Pointe Group, Inc., 4.875%, 07/01/21	2,885,000	3,036,462
TRI Pointe Group, Inc., 5.250%, 06/01/27	1,825,000	1,829,562
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 06/15/24	2,010,000	2,120,550

		22,538,604

Insurance 1.6%
MGIC Investment Corp., 5.750%, 08/15/23	2,380,000	2,564,450
Radian Group, Inc., 7.000%, 03/15/21	1,877,000	2,099,894
Sirius International Group Ltd., 7.506%(b)(f)(g)	3,570,000	3,583,387

		8,247,731

See Notes to Schedules of Portfolio Investments.

Internet 0.6%
Cogent Communications Group, Inc., 5.375%, 03/01/22(a)	1,055,000	1,107,750
Match Group, Inc., 6.375%, 06/01/24	960,000	1,044,000
Zayo Group LLC/Zayo Capital, Inc., 5.750%, 01/15/27(a)	500,000	523,125
Zayo Group LLC/Zayo Capital, Inc., 6.375%, 05/15/25	495,000	534,288

		3,209,163

Iron/Steel 0.2%
Steel Dynamics, Inc., 5.125%, 10/01/21	1,010,000	1,037,250

Leisure Time 0.6%
Silversea Cruise Finance Ltd., 7.250%, 02/01/25(a)	1,227,000	1,308,289
Viking Cruises Ltd., 8.500%, 10/15/22(a)	1,580,000	1,659,000

		2,967,289

Lodging 3.2%
Caesars Entertainment Resort Properties LLC, 8.000%, 10/01/20(g)	2,290,000	2,358,700
Diamond Resorts International, Inc., 7.750%, 09/01/23(a)(e)	965,000	1,020,488
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19(a)(e)	1,680,000	1,633,800
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.125%, 12/01/24(a)	825,000	899,250
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.625%, 04/01/25(a)	778,000	802,313
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., 6.750%, 11/15/21(a)	1,070,000	1,118,150
MGM Resorts International, 6.000%, 03/15/23	2,820,000	3,109,050
MGM Resorts International, 6.750%, 10/01/20	1,305,000	1,445,809
MGM Resorts International, 7.750%, 03/15/22	3,215,000	3,773,606

		16,161,166

Media 7.0%
Altice Financing SA, 6.500%, 01/15/22(a)(e)	2,140,000	2,236,300
Altice Finco SA, 7.625%, 02/15/25(a)(e)	1,675,000	1,788,063
Altice Luxembourg SA, 7.750%, 05/15/22(a)	2,205,000	2,340,056
Cablevision Systems Corp., 8.000%, 04/15/20(e)	1,140,000	1,269,675
CBS Radio, Inc., 7.250%, 11/01/24(a)(e)	848,000	873,440
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 05/01/27(a)	2,640,000	2,699,400
CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 09/01/23	2,485,000	2,590,612
CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 02/15/26(a)	2,190,000	2,343,300
Clear Channel Worldwide Holdings, Inc., Series B, 6.500%, 11/15/22	1,350,000	1,387,395
Clear Channel Worldwide Holdings, Inc., Series B, 7.625%, 03/15/20(e)	535,000	532,325
CSC Holdings LLC, 6.625%, 10/15/25(a)	1,125,000	1,237,613
CSC Holdings LLC, 10.125%, 01/15/23(a)	550,000	638,000
CSC Holdings LLC, 10.875%, 10/15/25(a)	3,250,000	3,912,187
DISH DBS Corp., 6.750%, 06/01/21	1,018,000	1,129,980
DISH DBS Corp., 7.875%, 09/01/19	2,320,000	2,557,800
Lee Enterprises, Inc., 9.500%, 03/15/22(a)(e)	1,005,000	1,035,150
SFR Group SA, 7.375%, 05/01/26(a)	1,550,000	1,681,750
Univision Communications, Inc., 6.750%, 09/15/22(a)	1,495,000	1,554,800
Viacom, Inc., 6.250%, 02/28/57(b)	1,535,000	1,596,400
Ziggo Bond Finance BV, 5.875%, 01/15/25(a)	815,000	837,413
Ziggo Secured Finance BV, 5.500%, 01/15/27(a)	1,105,000	1,128,481

		35,370,140

Metal Fabricate/Hardware 0.5%
Grinding Media, Inc./MC Grinding Media Canada, Inc., 7.375%, 12/15/23(a)	988,000	1,074,450
Novelis Corp., 6.250%, 08/15/24(a)	1,470,000	1,543,500

		2,617,950

See Notes to Schedules of Portfolio Investments.

Mining 0.8%
Imperial Metals Corp., 7.000%, 03/15/19	2,314,000	2,087,691
Kaiser Aluminum Corp., 5.875%, 05/15/24	1,665,000	1,752,412

		3,840,103

Miscellaneous Manufacturer 0.7%
Bombardier, Inc., 7.500%, 03/15/25(a)	1,235,000	1,281,312
Bombardier, Inc., 7.750%, 03/15/20(a)	490,000	526,750
Bombardier, Inc., 8.750%, 12/01/21(a)	1,350,000	1,498,500

		3,306,562

Office/Business Equipment 0.2%
CDW LLC/CDW Finance Corp., 5.000%, 09/01/25	955,000	990,813

Oil & Gas 9.6%
Antero Resources Corp., 5.000%, 03/01/25(a)	1,105,000	1,071,850
Antero Resources Corp., 5.375%, 11/01/21	600,000	606,000
Antero Resources Corp., 5.625%, 06/01/23	185,000	187,313
Callon Petroleum Co., 6.125%, 10/01/24	1,045,000	1,063,288
Chesapeake Energy Corp., 6.875%, 11/15/20	2,535,000	2,535,000
Chesapeake Energy Corp., 8.000%, 12/15/22(a)(e)	4,900,000	5,181,750
CITGO Petroleum Corp., 6.250%, 08/15/22(a)	1,115,000	1,131,725
Denbury Resources, Inc., 9.000%, 05/15/21(a)	975,000	928,688
Diamondback Energy, Inc., 4.750%, 11/01/24(a)	1,045,000	1,039,775
Diamondback Energy, Inc., 5.375%, 05/31/25(a)	2,018,000	2,048,270
Ensco PLC, 5.750%, 10/01/44	1,712,000	1,121,360
Ensco PLC, 8.000%, 01/31/24	2,430,000	2,284,200
Hilcorp Energy I LP/Hilcorp Finance Co., 5.750%, 10/01/25(a)	2,670,000	2,516,475
MEG Energy Corp., 6.500%, 01/15/25(a)(e)	1,051,000	956,410
MEG Energy Corp., 7.000%, 03/31/24(a)	2,885,000	2,243,087
Murphy Oil Corp., 6.875%, 08/15/24	1,285,000	1,342,825
Murphy Oil USA, Inc., 5.625%, 05/01/27	370,000	384,800
Nabors Industries, Inc., 5.500%, 01/15/23(a)(e)	1,540,000	1,459,150
Oasis Petroleum, Inc., 7.250%, 02/01/19	1,925,000	1,910,562
Precision Drilling Corp., 6.500%, 12/15/21	1,250,000	1,223,437
Precision Drilling Corp., 6.625%, 11/15/20	958,801	937,228
Precision Drilling Corp., 7.750%, 12/15/23(a)	805,000	800,975
Pride International LLC, 7.875%, 08/15/40	1,090,000	918,325
Range Resources Corp., 5.750%, 06/01/21(a)	2,535,000	2,585,700
Rice Energy, Inc., 6.250%, 05/01/22	995,000	1,039,775
Rice Energy, Inc., 7.250%, 05/01/23(e)	1,590,000	1,713,225
Rowan Cos., Inc., 4.750%, 01/15/24	1,705,000	1,449,250
Rowan Cos., Inc., 4.875%, 06/01/22(e)	1,645,000	1,525,737
Rowan Cos., Inc., 5.850%, 01/15/44	1,330,000	987,525
RSP Permian, Inc., 6.625%, 10/01/22	1,055,000	1,094,563
Seven Generations Energy Ltd., 6.750%, 05/01/23(a)(e)	1,623,000	1,687,920
Transocean, Inc., 6.800%, 03/15/38(e)	995,000	726,350
Transocean, Inc., 7.500%, 04/15/31(e)	870,000	696,000
Transocean, Inc., 9.000%, 07/15/23(a)(e)	1,200,000	1,245,000

		48,643,538

Oil & Gas Services 1.0%
FTS International, Inc., 8.746%, 06/15/20(a)(b)	1,420,000	1,423,550
SESI LLC, 6.375%, 05/01/19	3,032,000	2,994,100
SESI LLC, 7.125%, 12/15/21(e)	700,000	666,750

		5,084,400

Packaging & Containers 0.4%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 5.125%, 07/15/23(a)	2,053,000	2,132,554

See Notes to Schedules of Portfolio Investments.

Pharmaceuticals 1.3%
Endo Finance LLC/Endo Finco, Inc., 7.250%, 01/15/22(a)(e)	1,405,000	1,345,288
Horizon Pharma, Inc., 6.625%, 05/01/23(e)	1,000,000	940,000
Valeant Pharmaceuticals International, Inc., 7.000%, 03/15/24(a)	1,750,000	1,839,687
Valeant Pharmaceuticals International, Inc., 7.500%, 07/15/21(a)	2,655,000	2,572,031

		6,697,006

Pipelines 2.1%
Cheniere Corpus Christi Holdings LLC, 5.125%, 06/30/27(a)	1,315,000	1,347,875
Cheniere Corpus Christi Holdings LLC, 7.000%, 06/30/24	1,075,000	1,195,937
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 5.750%, 04/01/25(a)	1,300,000	1,296,750
Rockies Express Pipeline LLC, 5.625%, 04/15/20(a)	730,000	775,625
Rockies Express Pipeline LLC, 6.000%, 01/15/19(a)	2,650,000	2,762,625
Rockies Express Pipeline LLC, 6.850%, 07/15/18(a)	1,105,000	1,150,581
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 5.500%, 09/15/24(a)	579,000	586,238
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.250%, 01/15/25	504,000	529,200
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.125%, 10/15/21	789,000	820,560

		10,465,391

Private Equity 0.5%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.000%, 08/01/20	2,525,000	2,599,172

Real Estate 0.8%
Greystar Real Estate Partners LLC, 8.250%, 12/01/22(a)	326,000	351,265
Howard Hughes Corp. (The), 5.375%, 03/15/25(a)	3,755,000	3,839,487

		4,190,752

Real Estate Investment Trust 4.0%
Care Capital Properties LP, 5.125%, 08/15/26	1,445,000	1,468,228
Equinix, Inc., 5.875%, 01/15/26	1,500,000	1,635,465
iStar, Inc., 6.000%, 04/01/22	975,000	999,375
iStar, Inc., 6.500%, 07/01/21	3,775,000	3,954,312
iStar, Inc., 7.125%, 02/15/18(g)	5,030,000	5,155,750
SBA Communications Corp., 4.875%, 09/01/24	1,605,000	1,633,088
Starwood Property Trust, Inc., 5.000%, 12/15/21(a)	3,950,000	4,108,000
VEREIT Operating Partnership LP, 4.125%, 06/01/21	1,242,000	1,295,481

		20,249,699

Retail 2.8%
Dollar Tree, Inc., 5.750%, 03/01/23	1,525,000	1,609,332
DriveTime Automotive Group, Inc./Bridgecrest Acceptance Corp., 8.000%, 06/01/21(a)	1,275,000	1,278,187
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.750%, 06/01/27(a)	378,000	386,033
L Brands, Inc., 6.750%, 07/01/36	530,000	508,800
L Brands, Inc., 6.875%, 11/01/35	545,000	525,925
New Albertsons, Inc., 7.450%, 08/01/29	2,056,000	1,994,320
Penske Automotive Group, Inc., 5.375%, 12/01/24	1,290,000	1,298,062
PetSmart, Inc., 5.875%, 06/01/25(a)	1,565,000	1,508,269
Rite Aid Corp., 6.125%, 04/01/23(a)(e)	2,490,000	2,444,869
Rite Aid Corp., 6.750%, 06/15/21(e)	2,490,000	2,557,230

		14,111,027

Software 2.7%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.750%, 03/01/25(a)	1,268,000	1,293,360
Donnelley Financial Solutions, Inc., 8.250%, 10/15/24	1,730,000	1,833,800
First Data Corp., 5.375%, 08/15/23(a)	2,640,000	2,758,800
First Data Corp., 7.000%, 12/01/23(a)(e)	1,460,000	1,558,550
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc., 6.000%, 07/15/25(a)	755,000	777,650
Nuance Communications, Inc., 5.625%, 12/15/26(a)	1,530,000	1,633,275
Quintiles IMS, Inc., 4.875%, 05/15/23(a)	1,660,000	1,699,425
Quintiles IMS, Inc., 5.000%, 10/15/26(a)	2,015,000	2,077,969

		13,632,829

See Notes to Schedules of Portfolio Investments.

Telecommunication Services 7.0%
CenturyLink, Inc., 6.750%, 12/01/23	1,400,000	1,507,632
Cincinnati Bell, Inc., 7.000%, 07/15/24(a)	4,010,000	4,191,252
CommScope Technologies LLC, 6.000%, 06/15/25(a)(e)	1,665,000	1,777,388
Frontier Communications Corp., 7.875%, 01/15/27	610,000	454,450
Intelsat Jackson Holdings SA, 8.000%, 02/15/24(a)	1,290,000	1,389,975
Level 3 Financing, Inc., 5.125%, 05/01/23	620,000	643,634
Level 3 Financing, Inc., 5.375%, 08/15/22	1,330,000	1,369,900
Level 3 Financing, Inc., 5.375%, 05/01/25	1,695,000	1,783,988
Level 3 Financing, Inc., 6.125%, 01/15/21	5,500,000	5,671,875
Sprint Communications, Inc., 11.500%, 11/15/21	2,035,000	2,604,800
Sprint Corp., 7.875%, 09/15/23	1,485,000	1,707,750
Trilogy International Partners LLC/Trilogy International Finance, Inc., 8.875%, 05/01/22(a)	1,645,000	1,712,856
ViaSat, Inc., 6.875%, 06/15/20	5,285,000	5,389,008
West Corp., 4.750%, 07/15/21(a)(g)	2,845,000	2,898,344
West Corp., 5.375%, 07/15/22(a)	2,050,000	2,070,500

		35,173,352

Transportation 0.8%
Florida East Coast Holdings Corp., 6.750%, 05/01/19(a)	2,790,000	2,860,866
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 7.250%, 05/01/22(a)	1,035,000	998,775

		3,859,641

Total Corporate Bonds (Cost $446,916,796)		462,613,439

Common Stock 0.1%
Oil & Gas 0.1%
Templar Energy LLC, Cl A*	134,055	603,245

Total Common Stock (Cost $4,781,045)		603,245

Money Market Funds 6.8%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.83%(h)	14,998,154	14,998,154
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.88%(h)(i)	19,412,600	19,412,600

Total Money Market Funds (Cost $34,410,754)		34,410,754

Total Investments (Cost $509,726,005) — 103.3%		520,825,550
Liabilities in Excess of Other Assets — (3.3)%		(16,681,391)

Net Assets — 100.0%		$504,144,159

*	Non-income producing security.
(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 48.1% of net assets as of June 30, 2017.
(b)	Variable or floating rate security. Rate disclosed is as of June 30, 2017.
(c)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(d)	The security does not have a stated settlement date and will receive a rate upon settling with the custodian.
(e)	The security or a partial position of the security was on loan as of June 30, 2017. The total value of securities on loan as of June 30, 2017 was $23,256,358.
(f)	Perpetual maturity.
(g)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.

See Notes to Schedules of Portfolio Investments.

(h)	Rate disclosed, the 7 day yield, is as of June 30, 2017.
(i)	Purchased with cash collateral held from securities lending. The total value of the collateral held by the Fund was $25,519,108. The total value of the collateral includes non-cash U.S. Government securities collateral having a value of $6,106,508. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2017 (See Note 2(i)).

Investment Abbreviations

MTN	– Medium Term Note

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2017

(Unaudited)

Seix Investment Grade Tax-Exempt Bond Fund

	Shares or Principal Amount($)	Value($)
Municipal Bonds 97.5%
Alabama 1.8%
Birmingham Special Care Facilities Financing Authority Health Care Facilities, Children’s Hospital of Alabama, RB, 6.000%, 06/01/39, Pre-refunded 06/01/2019 @ 100, AGC(a)	9,000,000	9,833,400

Alaska 8.3%
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 5.500%, 09/01/23, Pre-refunded 09/01/2019 @ 100, AGC(a)	18,000,000	19,677,960
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 6.000%, 09/01/28, Pre-refunded 09/01/2019 @ 100, AGC	5,650,000	6,237,035
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 6.000%, 09/01/28, Pre-refunded 09/01/2019 @ 100, AGC	9,850,000	10,873,415
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 6.000%, 09/01/32, Pre-refunded 09/01/2019 @ 100, AGC	7,250,000	8,003,275

		44,791,685

California 21.8%
California Health Facilities Financing Authority, Series C, RB, 6.250%, 10/01/24, Pre-refunded 10/01/2018 @ 100	3,500,000	3,730,860
California Health Facilities Financing Authority, Series C, RB, 6.500%, 10/01/38, Pre-refunded 10/01/2018 @ 100(a)	5,400,000	5,774,328
California Infrastructure & Economic Development Bank, RB, 5.000%, 11/01/35	2,000,000	2,302,620
California Infrastructure & Economic Development Bank, Series A, RB, 1.211%, 04/01/38(b)	3,825,000	3,840,836
California State, GO, 5.000%, 08/01/26	9,325,000	11,598,528
California State, GO, 6.500%, 04/01/33(a)	24,500,000	26,801,285
Los Angeles California Wastewater System, Series A, RB, 5.750%, 06/01/34, Pre-refunded 06/01/2019 @ 100	2,225,000	2,423,470
Los Angeles California Wastewater System, Series A, RB, 5.750%, 06/01/34, Pre-refunded 06/01/2019 @ 100	2,775,000	3,022,530
Los Angeles Department of Airports, Series A, AMT, RB, 5.000%, 05/15/25	1,425,000	1,720,274
Los Angeles Department of Airports, Series A, AMT, RB, 5.000%, 05/15/26	2,500,000	3,036,675
Los Angeles Department of Airports, Series B, AMT, RB, 5.000%, 05/15/30	740,000	865,793
Los Angeles Department of Airports, Series B, AMT, RB, 5.000%, 05/15/32	1,250,000	1,449,038
Los Angeles Department of Airports, Series B, AMT, RB, 5.000%, 05/15/33	1,255,000	1,449,261
Los Angeles Department of Airports, Series B, AMT, RB, 5.000%, 05/15/34	1,000,000	1,153,110
Los Angeles Department of Water, Series A, RB, 5.000%, 07/01/34	2,645,000	3,108,827
Los Angeles Department of Water, Series A, RB, 5.000%, 07/01/36	2,000,000	2,339,120
San Francisco Bay Area Rapid Transit District, GO, 4.000%, 08/01/37	2,250,000	2,430,270
San Francisco Bay Area Rapid Transit District, Series A, GO, 5.000%, 08/01/37	5,000,000	6,028,950
San Francisco City & County Airports Commission, AMT, RB, 5.750%, 05/01/24, AGM	840,000	872,474
San Francisco City & County Airports Commission, AMT, RB, 5.750%, 05/01/24, Pre-refunded 05/01/2018 @ 100, AGM	1,870,000	1,944,183
San Francisco City & County Airports Commission, AMT, RB, 5.750%, 05/01/24, Pre-refunded 05/01/2018 @ 100, AGM	2,290,000	2,380,844
San Francisco Municipal Transportation Agency, RB, 4.000%, 03/01/46	9,240,000	9,701,076
University of California, Series O, RB, 5.750%, 05/15/27, Pre-refunded 05/15/2019 @ 100	3,000,000	3,264,600
University of California, Series O, RB, 5.750%, 05/15/28, Pre-refunded 05/15/2019 @ 100(a)	10,000,000	10,882,000
University of California, Series O, RB, 5.750%, 05/15/29, Pre-refunded 05/15/2019 @ 100(a)	5,095,000	5,544,379

		117,665,331

See Notes to Schedules of Portfolio Investments.

Colorado 1.5%
Board of Water Commissioners City & County of Denver (The), Series B, RB, 5.000%, 09/15/34	4,265,000	5,168,881
Regional Transportation District, Series B, RB, 5.000%, 11/01/34(c)	1,500,000	1,792,080
University of Colorado, Series A-1, RB, 5.000%, 06/01/31	1,000,000	1,213,510

		8,174,471

Connecticut 2.0%
Connecticut State Clean Water Fund—State Revolving Fund, Series A, RB, 5.000%, 05/01/35	9,000,000	10,683,270

District of Columbia 2.2%
District of Columbia, Series A, GO, 5.000%, 06/01/31	2,510,000	3,038,556
District of Columbia, Income Tax, Series A, RB, 5.500%, 12/01/30(a)	8,000,000	8,797,280

		11,835,836

Florida 3.0%
Miami-Dade County, Building Better Communities Program, Series B, GO, 6.000%, 07/01/23, Pre-refunded 07/01/2018 @ 100	2,000,000	2,100,560
Miami-Dade County, Building Better Communities Program, Series B, GO, 6.125%, 07/01/25, Pre-refunded 07/01/2018 @ 100	3,000,000	3,154,590
Orange County Tourist Development Tax Revenue, RB, 5.000%, 10/01/26(c)	6,215,000	7,713,436
Orange County Tourist Development Tax Revenue, RB, 5.000%, 10/01/27(c)	2,515,000	3,146,718

		16,115,304

Georgia 1.1%
Georgia State, Series A, GO, 5.000%, 01/01/26	5,000,000	5,892,050

Hawaii 1.5%
Hawaii State, GO, 5.000%, 11/01/29	6,530,000	7,628,215
Hawaii State, GO, 5.000%, 11/01/29, Pre-refunded 11/01/2022 @ 100	160,000	189,165
Hawaii State, GO, 5.000%, 11/01/29, Pre-refunded 11/01/2022 @ 100	60,000	70,971

		7,888,351

Idaho 0.4%
Ada & Boise Counties Independent School District Boise City, GO, 5.000%, 08/01/33	1,000,000	1,199,640
Ada & Boise Counties Independent School District Boise City, GO, 5.000%, 08/01/34	1,000,000	1,194,030

		2,393,670

Illinois 6.5%
Chicago O’Hare International Airport, Series A, AMT, RB, 5.000%, 01/01/33	2,000,000	2,227,140
Chicago O’Hare International Airport, Series B, AMT, RB, 4.000%, 01/01/27	2,730,000	2,877,147
Chicago O’Hare International Airport, Series B, RB, 5.000%, 01/01/33	6,580,000	7,524,756
Chicago O’Hare International Airport, Series B, RB, 5.000%, 01/01/34	2,000,000	2,296,520
Chicago O’Hare International Airport, Series B, RB, 5.000%, 01/01/38	5,000,000	5,701,650
Chicago O’Hare International Airport, Series B, RB, 5.000%, 01/01/39	3,000,000	3,415,740
Chicago O’Hare International Airport, Series C, RB, 5.000%, 01/01/33	1,550,000	1,782,392
Chicago O’Hare International Airport, Series C, RB, 5.000%, 01/01/34	1,000,000	1,146,690
Chicago O’Hare International Airport, Series D, RB, 5.250%, 01/01/35	5,000,000	5,892,500
University of Illinois, Auxiliary Facilities System, Series A, RB, 5.750%, 04/01/38, Pre-refunded 04/01/2019 @ 100	2,000,000	2,161,340

		35,025,875

Kansas 5.3%
Kansas State Development Finance Authority, Adventist Bolingbrook Hospital, RB, 5.750%, 11/15/38(a)	26,090,000	28,551,592

See Notes to Schedules of Portfolio Investments.

Louisiana 1.5%
Jefferson Sales Tax District, Series B, RB, 5.000%, 12/01/31, AGM	1,500,000	1,781,490
Jefferson Sales Tax District, Series B, RB, 5.000%, 12/01/33, AGM	2,000,000	2,351,700
Jefferson Sales Tax District, Series B, RB, 5.000%, 12/01/35, AGM	1,500,000	1,750,620
New Orleans Aviation Board, Series B, AMT, RB, 5.000%, 01/01/35	760,000	869,318
Shreveport Water & Sewer Revenue, Series A, RB, 5.000%, 12/01/41, AGM	1,000,000	1,151,690

		7,904,818

Maryland 2.4%
Maryland State, Series B, GO, 5.000%, 08/01/25	5,920,000	6,912,014
Montgomery County, Series A, GO, 5.000%, 11/01/27	5,000,000	6,057,800

		12,969,814

Massachusetts 2.6%
Massachusetts Development Finance Agency, Series S, RB, 4.000%, 07/01/46	4,000,000	4,212,480
Massachusetts School Building Authority, Series C, RB, 5.000%, 08/15/36	5,000,000	5,778,550
Massachusetts State College Building Authority, Series B, RB, 5.000%, 05/01/34, ST INTERCEPT	3,545,000	4,043,604

		14,034,634

Michigan 2.7%
Michigan Finance Authority, RB, 5.000%, 07/01/21	14,000,000	14,581,840

Missouri 0.3%
Metropolitan St Louis Sewer District, Series B, RB, 5.000%, 05/01/35	1,500,000	1,746,750

New York 9.7%
Erie County Industrial Development Agency, City School District Buffalo, Series A, RB, 5.750%, 05/01/29, Pre-refunded 05/01/2018 @ 100, BHAC-CR-AGM	5,340,000	5,555,629
New York City Transitional Finance Authority, Building Aid, Series S-2, RB, 6.000%, 07/15/38, State Aid Withholding(a)	7,500,000	7,890,150
New York City Water & Sewer System, Series A, RB, 5.750%, 06/15/40	11,800,000	12,356,370
New York City Water & Sewer System, Series A, RB, 5.750%, 06/15/40, Pre-refunded 06/15/2018 @ 100	3,530,000	3,694,075
New York State Dormitory Authority, Series A, RB, 5.000%, 03/15/28	2,500,000	2,983,425
New York State Environmental Facilities Corp., RB, 5.000%, 06/15/31	5,300,000	6,493,030
New York State Environmental Facilities Corp., RB, 5.000%, 06/15/32	5,000,000	6,081,100
Utility Debt Securitization Authority, Series A, RB, 5.000%, 12/15/34	5,955,000	7,122,061

		52,175,840

North Carolina 0.3%
North Carolina Medical Care Commission, RB, 5.000%, 10/01/33(c)	1,535,000	1,809,274

Oregon 5.9%
Oregon State, Series A, GO, 5.000%, 05/01/31	3,010,000	3,674,247
Oregon State, Series A, GO, 5.000%, 05/01/32	2,500,000	3,034,650
Oregon State, Series A, GO, 5.000%, 05/01/34	2,000,000	2,393,060
Oregon State, Series C, GO, 5.000%, 06/01/33	1,745,000	2,110,769
Oregon State, Series L, GO, 5.000%, 08/01/31	1,750,000	2,144,870
Oregon State, Series L, GO, 5.000%, 08/01/32	5,190,000	6,324,793
Oregon State, Series L, GO, 5.000%, 08/01/33	4,475,000	5,426,788
Oregon State, Series L, GO, 5.000%, 08/01/35	1,035,000	1,238,885
Port of Portland OR Airport Revenue, AMT, RB, 5.000%, 07/01/26	750,000	906,053
Port of Portland OR Airport Revenue, AMT, RB, 5.000%, 07/01/30	1,000,000	1,182,000
Port of Portland OR Airport Revenue, AMT, RB, 5.000%, 07/01/33	1,000,000	1,165,200
Port of Portland OR Airport Revenue, AMT, RB, 5.000%, 07/01/34	1,000,000	1,159,820
Port of Portland OR Airport Revenue, AMT, RB, 5.000%, 07/01/35	1,000,000	1,156,250

		31,917,385

See Notes to Schedules of Portfolio Investments.

Pennsylvania 4.2%
Pennsylvania Economic Development Financing Authority, RB, 5.000%, 07/01/21	7,500,000	7,741,350
Pennsylvania Turnpike Commission, Series E, RB, 0.000%, 12/01/38	4,000,000	4,896,920
University of Pittsburgh, Commonwealth System of Higher Education, Series B, RB, 5.500%, 09/15/23, Pre-refunded 03/15/2019 @ 100, GO of University	6,750,000	7,259,018
University of Pittsburgh, Commonwealth System of Higher Education, Series B, RB, 5.500%, 09/15/24, Pre-refunded 03/15/2019 @ 100, GO of University	2,500,000	2,688,525

		22,585,813

South Carolina 1.0%
Town of Mount Pleasant Water & Sewer Revenue, Series A, RB, 4.000%, 06/01/44	5,000,000	5,289,600

Texas 6.8%
Austin Convention Enterprises, Inc., Series A, RB, 5.000%, 01/01/25	1,100,000	1,290,355
Austin Convention Enterprises, Inc., Series A, RB, 5.000%, 01/01/26	1,350,000	1,593,486
Austin Convention Enterprises, Inc., Series A, RB, 5.000%, 01/01/29	1,500,000	1,747,800
Austin Convention Enterprises, Inc., Series A, RB, 5.000%, 01/01/31	600,000	688,422
Austin Convention Enterprises, Inc., Series A, RB, 5.000%, 01/01/33	1,000,000	1,137,700
Austin Water & Wastewater System Revenue, RB, 0.930%, 05/15/31(b)	8,315,000	8,315,000
Katy Independent School District, GO, 4.000%, 02/15/47, PSF-GTD	3,900,000	4,096,716
New Hope Cultural Education Facilities Financing Corp., Student Housing Corp., Series A, RB, 5.000%, 07/01/35	7,100,000	7,602,254
Texas State Public Finance Authority, Unemployment Comp., Series B, RB, 4.000%, 07/01/17	10,000,000	10,000,900

		36,472,633

Utah 1.5%
Salt Lake City Corp., Airport Revenue, Series A, AMT, RB, 5.000%, 07/01/31	2,250,000	2,651,287
Salt Lake City Corp., Airport Revenue, Series A, AMT, RB, 5.000%, 07/01/32	2,250,000	2,638,508
Salt Lake City Corp., Airport Revenue, Series A, AMT, RB, 5.000%, 07/01/34	2,500,000	2,903,500

		8,193,295

Virginia 0.5%
Virginia Resources Authority, Series C, RB, 5.000%, 11/01/31	2,150,000	2,591,051

Washington 2.7%
Energy Northwest, RB, 5.000%, 07/01/24	3,035,000	3,150,846
Energy Northwest, RB, 5.000%, 07/01/24, Pre-refunded 07/01/2018 @ 100	965,000	1,004,111
Washington State, Series A, GO, 5.000%, 08/01/24	8,880,000	10,138,118

		14,293,075

Total Municipal Bonds (Cost $507,318,886)		525,416,657

Money Market Fund 4.3%
Federated Government Obligations Tax-Managed Fund, Institutional Shares, 0.76%(d)	23,002,259	23,002,259

Total Money Market Fund (Cost $23,002,259)		23,002,259

Total Investments (Cost $530,321,145) — 101.8%		548,418,916
Liabilities in Excess of Other Assets — (1.8)%		(9,759,698)

Net Assets — 100.0%		$538,659,218

(a)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(b)	Variable or floating rate security. Rate disclosed is as of June 30, 2017.
(c)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(d)	Rate disclosed, the 7 day yield, is as of June 30, 2017.

Investment Abbreviations

AGC	– Security guaranteed by Assured Guaranty Corporation
AGM	– Security guaranteed by Assured Guaranty Municipal Corporation
AMT	– Income subject to Alternative Minimum Tax
BHAC	– Security guaranteed by Berkshire Hathaway Assurance Corporation

See Notes to Schedules of Portfolio Investments.

CR	– Custodial Receipts
GO	– General Obligation
PSF-GTD	– Security guaranteed by Permanent School Fund Guarantee Program
RB	– Revenue Bond
ST INTERCEPT	– State Interception

The aggregate percentage insured by Assured Guaranty Corporation was 10.0% of total investments.

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2017

(Unaudited)

Seix Limited Duration Fund

	Shares or Principal Amount($)	Value($)
Asset-Backed Securities 17.7%
Auto Floor Plan 2.9%
Ford Credit Floorplan Master Owner Trust A, Series 2014-4, Cl A1, 1.400%, 08/15/19	190,000	189,999

Credit Card 13.7%
BA Credit Card Trust, Series 2014-A1, Cl A, 1.539%, 06/15/21(a)	114,000	114,479
Barclays Dryrock Issuance Trust, Series 2017-1, Cl A, 1.489%, 03/15/23(a)	300,000	300,416
Cabela’s Credit Card Master Note Trust, Series 2014-2, Cl A, 1.609%, 07/15/22(a)	300,000	301,020
MBNA Credit Card Master Note Trust, Series 2004-A3, Cl A3, 1.419%, 08/16/21(a)	200,000	200,379

		916,294

Student Loan Asset Backed Security 1.1%
NCUA Guaranteed Notes Trust, Series 2010-A1, Cl A, 1.446%, 12/07/20(a)	73,894	73,938

Total Asset-Backed Securities (Cost $1,176,342)		1,180,231

Collateralized Mortgage Obligations 61.8%
Agency Collateralized Mortgage Obligations 49.1%
Federal Home Loan Mortgage Corporation
Series 3066, Cl FG, REMIC, 1.359%, 03/15/24(a)	648,446	650,663

Federal National Mortgage Association
Series 2004-79, Cl FM, REMIC, 1.516%, 11/25/24(a)	481,957	483,574

NCUA Guaranteed Notes
Series 2010-R1, Cl 1A, 1.534%, 10/07/20(a)	941,629	942,900
Series 2010-R3, Cl 1A, 1.644%, 12/08/20(a)	391,186	393,319
Series 2010-R3, Cl 2A, 1.644%, 12/08/20(a)	392,318	394,520
Series 2011-R1, Cl 1A, 1.534%, 01/08/20(a)	282,484	282,794
Series 2011-R3, Cl 1A, 1.517%, 03/11/20(a)	125,492	125,471

		2,139,004

Commercial Mortgage Backed Securities 12.7%
Federal Home Loan Mortgage Corporation
Series KS02, Cl A, 1.404%, 08/25/23(a)	277,754	277,748

Federal National Mortgage Association
Series 2012-M11, Cl FA, 1.544%, 08/25/19(a)	76,647	76,630
Series 2016-M9, Cl FA, 1.637%, 09/25/23(a)	489,476	491,302

		567,932

		845,680

Total Collateralized Mortgage Obligations (Cost $4,107,401)		4,118,921

U.S. Government Agency Mortgages 20.0%
Federal National Mortgage Association
Pool #AM6261, 1.215%, 07/01/19(a)	620,000	619,196
Pool #AM7028, 1.235%, 10/01/19(a)	485,000	485,245
Pool #AN3539, 1.465%, 11/01/21(a)	227,349	227,016

Total U.S. Government Agency Mortgages (Cost $1,332,187)		1,331,457

See Notes to Schedules of Portfolio Investments.

Money Market Fund 0.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.83%(b)	33,732	33,732

Total Money Market Fund (Cost $33,732)		33,732

Total Investments (Cost $6,649,662) — 100.0%		6,664,341
Other Assets in Excess of Liabilities — 0.0%(c)		1,592

Net Assets — 100.0%		$6,665,933

(a)	Variable or floating rate security. Rate disclosed is as of June 30, 2017.
(b)	Rate disclosed, the 7 day yield, is as of June 30, 2017.
(c)	Less than 0.05% of Net Assets.

Investment Abbreviation

REMIC	– Real Estate Mortgage Investment Conduit

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2017

(Unaudited)

Seix North Carolina Tax-Exempt Bond Fund

	Shares or Principal Amount($)	Value($)
Municipal Bonds 93.4%
Guam 6.0%
Guam Power Authority, Series A, RB, 5.000%, 10/01/44, AGM	1,000,000	1,112,220
Territory of Guam, Series A, RB, 5.000%, 12/01/46	220,000	239,278

		1,351,498

North Carolina 83.9%
Buncombe County Metropolitan Sewerage District, RB, 5.000%, 07/01/39	1,000,000	1,136,970
Charlotte Airport Revenue, RB, 5.000%, 07/01/26	1,000,000	1,201,660
Charlotte-Mecklenburg Hospital Authority (The), Series A, RB, 5.250%, 01/15/42	1,000,000	1,107,690
Forsyth County, GO, 5.000%, 02/01/22, Pre-refunded 02/01/2019 @ 100	750,000	796,860
Mecklenburg County, Series A, GO, 5.000%, 09/01/24	1,000,000	1,227,120
North Carolina Capital Facilities Finance Agency, RB, 5.000%, 04/01/30	1,000,000	1,123,030
North Carolina Capital Facilities Finance Agency, RB, 5.000%, 01/01/33	1,000,000	1,181,850
North Carolina Capital Facilities Finance Agency, RB, 5.250%, 03/01/33	1,000,000	1,079,030
North Carolina Medical Care Commission, RB, 5.000%, 10/01/35(a)	1,125,000	1,316,272
North Carolina Medical Care Commission Health Care Facilities, University Health Systems, Series D, RB, 6.250%, 12/01/33, Pre-refunded 12/01/2018 @ 100(b)	1,000,000	1,072,760
North Carolina Municipal Power Agency No. 1, Series A, RB, 5.000%, 01/01/30, Pre-refunded 01/01/2019 @ 100	710,000	751,485
North Carolina Municipal Power Agency No. 1, Series A, RB, 5.000%, 01/01/30	290,000	305,382
North Carolina State Ports Authority Facilities, Series A, RB, 5.250%, 02/01/40(b)	1,000,000	1,082,570
North Carolina Turnpike Authority, RB, 5.000%, 01/01/32	750,000	864,518
Pitt County, RB, 5.000%, 04/01/28(b)	1,000,000	1,190,890
Raleigh Durham Airport Authority, Series A, AMT, RB, 5.000%, 05/01/36	1,000,000	1,160,900
University of North Carolina at Charlotte, RB, 5.000%, 04/01/45(b)	1,000,000	1,135,160
Wake County, Series A, GO, 4.000%, 02/01/27	1,000,000	1,096,400

		18,830,547

South Carolina 3.5%
South Carolina State Public Service Authority, Series A, RB, 5.750%, 12/01/43	700,000	793,268

Total Municipal Bonds (Cost $20,127,526)		20,975,313

Money Market Fund 11.4%
Federated Government Obligations Tax-Managed Fund, Institutional Shares, 0.76%(c)	2,565,513	2,565,513

Total Money Market Fund (Cost $2,565,513)		2,565,513

Total Investments (Cost $22,693,039) — 104.8%		23,540,826
Liabilities in Excess of Other Assets — (4.8)%		(1,081,391)

Net Assets — 100.0%		$22,459,435

(a)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(b)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(c)	Rate disclosed, the 7 day yield, is as of June 30, 2017.

See Notes to Schedules of Portfolio Investments.

Investment Abbreviations

AGM	– Security guaranteed by Assured Guaranty Municipal Corporation
AMT	– Income subject to Alternative Minimum Tax
GO	– General Obligation
RB	– Revenue Bond

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2017

(Unaudited)

Seix Short-Term Bond Fund

	Shares or Principal Amount($)	Value($)
Asset-Backed Securities 13.7%
Auto Floor Plan 1.0%
Nissan Master Owner Trust Receivables, Series 2016-A, Cl A2, 1.540%, 06/15/21	355,000	353,023

Automobiles 2.8%
AmeriCredit Automobile Receivables Trust, Series 2014-2, Cl B, 1.600%, 07/08/19	408,091	408,112
Ford Credit Auto Owner Trust/Ford Credit, Series 2014-1, Cl A, 2.260%, 11/15/25(a)	550,000	555,047

		963,159

Credit Card 4.6%
Cabela’s Credit Card Master Note Trust, Series 2015-1A, Cl A1, 2.260%, 03/15/23	445,000	447,441
Capital One Multi-Asset Execution Trust, Series 2015-A1, Cl A1, 1.390%, 01/15/21	312,000	311,862
Discover Card Execution Note Trust, Series 2016-A1, Cl A1, 1.640%, 07/15/21	275,000	274,961
World Financial Network Credit Card Master Trust, Series 2017-A, Cl A, 2.120%, 03/15/24	585,000	584,166

		1,618,430

Other 5.3%
AEP Texas Central Transition Funding III LLC, Series 2012-1, Cl A1, 0.880%, 12/01/18	18,596	18,554
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Cl A2, 5.216%, 01/25/42(a)	216,727	216,831
FirstEnergy Ohio PIRB Special Purpose Trust, Series 2013-1, Cl A2, 1.726%, 01/15/22	403,197	402,006
JCP&L Transition Funding II LLC, Series 2006-A, Cl A4, 5.610%, 06/05/23	335,000	364,582
Louisiana Local Government Environmental Facilities & Community Development Authority, Series 2010-ELL, CI A1, RB, 3.450%, 02/01/22	463,030	463,641
Ohio Phase-In-Recovery Funding LLC, Series 2013-1, Cl A1, 0.958%, 07/01/18	81,210	81,208
Verizon Owner Trust, Series 2017-2A, Cl A, 1.920%, 12/20/21(a)	325,000	324,950

		1,871,772

Total Asset-Backed Securities (Cost $4,831,130)		4,806,384

Collateralized Mortgage Obligations 13.5%
Agency Collateralized Planned Amortization Class Mortgage Obligations 4.3%
Federal Home Loan Mortgage Corporation
Series 3762, Cl AV, REMIC, 4.000%, 10/15/23	522,531	552,557
Series 3769, Cl QJ, REMIC, 3.500%, 11/15/39	383,965	397,245
Series 3786, Cl EB, REMIC, 4.000%, 08/15/35	188,667	191,938
Series 3971, Cl PG, REMIC, 2.500%, 12/15/26	386,912	391,105

		1,532,845

Commercial Mortgage Backed Securities 9.2%
Federal Home Loan Mortgage Corporation
Series K707, Cl A2, 2.220%, 12/25/18	230,000	231,570
Series K712, Cl A2, 1.869%, 11/25/19	240,000	240,548
Series KP03, Cl A2, 1.780%, 07/25/19	471,198	471,406

		943,524

FREMF Mortgage Trust
Series 2014-K503, Cl B, 3.072%, 10/25/47(a)(b)	560,333	567,304

GS Mortgage Securities Trust
Series 2010-C1, Cl A2, 4.592%, 08/10/43(a)	560,000	594,366
Series 2013-GC14, Cl A1, 1.217%, 08/10/46	5,568	5,565

		599,931

See Notes to Schedules of Portfolio Investments.

JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C3, Cl A3, 4.388%, 02/15/46(a)	277,599	281,883

Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C12, Cl A1, 1.313%, 10/15/46	190,447	190,074
Series 2014-C14, Cl A1, 1.250%, 02/15/47	67,292	67,043

		257,117

Morgan Stanley Capital I Trust
Series 2012-C4, Cl A3, 2.991%, 03/15/45	159,621	162,507

Vornado DP LLC Trust
Series 2010-VNO, Cl A2FX, 4.004%, 09/13/28(a)	350,000	370,150

WFRBS Commercial Mortgage Trust
Series 2012-C8, Cl A2, 1.881%, 08/15/45	39,539	39,515

Total Collateralized Mortgage Obligations (Cost $4,761,846)		4,754,776

Corporate Bonds 36.1%
Aerospace/Defense 1.3%
Boeing Co. (The), 1.297%, 10/30/17(b)	294,000	294,095
Lockheed Martin Corp., 1.850%, 11/23/18	147,000	147,244

		441,339

Auto Manufacturers 4.7%
BMW U.S. Capital LLC, 1.500%, 04/11/19(a)	197,000	196,222
Daimler Finance North America LLC, 1.500%, 07/05/19(a)	330,000	326,858
Ford Motor Credit Co. LLC, 2.375%, 03/12/19	330,000	331,495
General Motors Financial Co., Inc., 2.400%, 05/09/19	456,000	457,220
PACCAR Financial Corp., 1.450%, 03/09/18, MTN	133,000	133,047
PACCAR Financial Corp., 1.823%, 12/06/18, MTN(b)	200,000	201,455

		1,646,297

Banks 7.5%
Bank of America Corp., Series L, 2.600%, 01/15/19	330,000	333,108
Bank of Montreal, 2.100%, 12/12/19, MTN	305,000	305,651
Capital One Financial Corp., 2.500%, 05/12/20	264,000	265,144
Citibank NA, 2.100%, 06/12/20	330,000	330,107
Goldman Sachs Group, Inc. (The), 5.950%, 01/18/18	435,000	444,721
Morgan Stanley, 2.375%, 07/23/19, MTN	330,000	332,285
UBS AG, 2.200%, 06/08/20(a)	296,000	296,209
Wells Fargo & Co., Series N, 2.150%, 01/30/20	330,000	330,848

		2,638,073

Beverages 1.3%
Molson Coors Brewing Co., 1.450%, 07/15/19	473,000	467,237

Biotechnology 0.5%
Celgene Corp., 2.125%, 08/15/18	171,000	171,661

Chemicals 1.8%
Chevron Phillips Chemical Co. LLC, 1.700%, 05/01/18(a)	334,000	334,174
Sherwin-Williams Co. (The), 2.250%, 05/15/20	311,000	311,696

		645,870

See Notes to Schedules of Portfolio Investments.

Computers 1.0%
Dell International LLC/EMC Corp., 3.480%, 06/01/19(a)	356,000	364,322

Diversified Financial Services 0.9%
Air Lease Corp., 2.625%, 09/04/18	148,000	149,099
Air Lease Corp., 3.375%, 01/15/19	181,000	184,367

		333,466

Electric 3.2%
Dominion Energy, Inc., 2.579%, 07/01/20	330,000	331,705
Duke Energy Corp., 2.100%, 06/15/18	250,000	250,968
Emera U.S. Finance LP, 2.150%, 06/15/19	527,000	526,510

		1,109,183

Electronics 0.7%
Fortive Corp., 1.800%, 06/15/19	266,000	264,093

Healthcare—Products 0.8%
Medtronic, Inc., 1.500%, 03/15/18	276,000	276,059

Housewares 0.7%
Newell Brands, Inc., 2.600%, 03/29/19	235,000	237,291

Insurance 0.4%
Berkshire Hathaway Finance Corp., 1.700%, 03/15/19	148,000	148,352

Internet 0.4%
eBay, Inc., 2.500%, 03/09/18	123,000	123,710

Machinery-Diversified 0.8%
John Deere Capital Corp., 1.350%, 01/16/18, MTN	293,000	292,759

Miscellaneous Manufacturer 0.9%
Siemens Financieringsmaatschappij NV, 2.200%, 03/16/20(a)	320,000	322,311

Oil & Gas 2.6%
Chevron Corp., 1.365%, 03/02/18	306,000	305,922
Exxon Mobil Corp., 1.305%, 03/06/18	307,000	306,814
Shell International Finance BV, 1.375%, 09/12/19	308,000	305,754

		918,490

Oil & Gas Services 0.7%
Schlumberger Holdings Corp., 1.900%, 12/21/17(a)	256,000	256,237

Pipelines 1.1%
Kinder Morgan, Inc., 2.000%, 12/01/17	288,000	288,155
Spectra Energy Partners LP, 2.950%, 09/25/18	88,000	88,991

		377,146

Real Estate Investment Trust 0.4%
American Tower Corp., 4.500%, 01/15/18	125,000	126,712

Retail 0.5%
CVS Health Corp., 1.900%, 07/20/18	170,000	170,442

Semiconductors 1.3%
QUALCOMM, Inc., 2.100%, 05/20/20	249,000	250,138
TSMC Global Ltd., 1.625%, 04/03/18(a)	200,000	199,597

		449,735

Telecommunication Services 1.7%
AT&T, Inc., 5.500%, 02/01/18	271,000	276,822
Verizon Communications, Inc., 1.375%, 08/15/19	341,000	337,974

		614,796

See Notes to Schedules of Portfolio Investments.

Transportation 0.9%
Canadian National Railway Co., 1.352%, 11/14/17(b)	307,000	307,106

Total Corporate Bonds (Cost $12,683,862)		12,702,687

U.S. Government Agency Mortgages 6.1%
Federal Home Loan Mortgage Corporation
Pool #J28472, 3.000%, 06/01/24	898,382	924,290

Federal National Mortgage Association
Pool #471989, 2.010%, 07/01/19	226,060	227,029
Pool #AM0186, 1.910%, 08/01/19	226,180	226,700
Pool #MA1104, 2.500%, 07/01/22	762,275	771,191

		1,224,920

Total U.S. Government Agency Mortgages (Cost $2,142,494)		2,149,210

U.S. Treasury Obligations 29.3%
U.S. Treasury Notes 29.3%
1.500%, 01/31/19	1,530,000	1,533,107
0.750%, 08/15/19	346,000	341,297
1.500%, 10/31/19	1,550,000	1,552,058
1.375%, 02/29/20	1,017,000	1,013,424
1.625%, 06/30/20	5,870,000	5,880,320

Total U.S. Treasury Obligations (Cost $10,340,972)		10,320,206

Money Market Fund 8.1%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.83%(c)	2,842,982	2,842,982

Total Money Market Fund (Cost $2,842,982)		2,842,982

Total Investments (Cost $37,603,286) — 106.8%		37,576,245
Liabilities in Excess of Other Assets — (6.8)%		(2,395,310)

Net Assets — 100.0%		$35,180,935

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 14.8% of net assets as of June 30, 2017.
(b)	Variable or floating rate security. Rate disclosed is as of June 30, 2017.
(c)	Rate disclosed, the 7 day yield, is as of June 30, 2017.

Investment Abbreviations

MTN	– Medium Term Note
PIRB	– Phase-in-Recovery Bonds
RB	– Revenue Bond
REMIC	– Real Estate Mortgage Investment Conduit

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2017

(Unaudited)

Seix Short-Term Municipal Bond Fund

	Shares or Principal Amount($)	Value($)
Municipal Bonds 92.1%
Alabama 4.0%
Baldwin County Board of Education, RB, 5.000%, 06/01/19	1,250,000	1,340,300

California 10.4%
California Infrastructure & Economic Development Bank, Series A, RB, 1.211%, 04/01/38(a)	1,250,000	1,255,175
California Municipal Finance Authority, Series A, RB, 4.000%, 06/01/21	200,000	211,514
California State, GO, 5.000%, 08/01/17	1,000,000	1,003,650
Los Angeles, GO, 5.000%, 06/28/18(b)	1,000,000	1,040,250

		3,510,589

District of Columbia 3.2%
District of Columbia Water & Sewer Authority, Series A, RB, 6.000%, 10/01/35, Pre-refunded 10/01/2018 @ 100	1,000,000	1,062,660

Florida 1.8%
Orange County FL Tourist Development Tax Revenue, RB, 5.000%, 10/01/26(b)	500,000	620,550

Georgia 4.2%
Clarke County Board of Education, GO, 5.000%, 09/01/21, State Aid Withholding	1,240,000	1,424,487

Idaho 3.1%
Idaho State, GO, 4.000%, 06/29/18(b)	1,000,000	1,029,890

Illinois 4.7%
Chicago O’Hare International Airport, RB, 5.000%, 01/01/19	1,500,000	1,585,560

Maryland 1.5%
Maryland State Transportation Authority, Transportation Facilities Project, RB, 5.000%, 07/01/23(c)	500,000	519,775

Massachusetts 3.0%
Commonwealth of Massachusetts, Series C, GO, 5.000%, 08/01/27, Pre-refunded 08/01/2017 @ 100, AGM	1,000,000	1,003,590

Michigan 3.4%
Michigan State, RB, 5.000%, 03/15/22	1,000,000	1,158,210

Missouri 3.8%
Missouri State Board of Public Buildings, Series B, RB, 4.000%, 04/01/18	1,235,000	1,263,553

Nevada 3.0%
Clark County Department of Aviation, Series B, AMT, RB, 5.000%, 07/01/17	1,000,000	1,000,110

New Jersey 3.1%
New Jersey Transportation Trust Fund Authority, RB, 5.000%, 06/15/19	1,000,000	1,051,970

North Carolina 9.6%
Charlotte Water & Sewer System Revenue, Series B, RB, 0.880%, 07/01/36(a)	150,000	150,000
North Carolina Medical Care Commission, RB, 5.000%, 10/01/18(b)	745,000	778,756
North Carolina Turnpike Authority, RB, 5.000%, 01/01/22	350,000	397,421
North Carolina Turnpike Authority, RB, 5.000%, 01/01/23	500,000	576,665
Raleigh, COP, 0.900%, 02/01/34(a)	275,000	275,000
Raleigh Combined Enterprise System Revenue, Series B, RB, 5.000%, 12/01/18	1,000,000	1,056,540

		3,234,382

See Notes to Schedules of Portfolio Investments.

Ohio 6.0%
Crawford County, RB, 1.430%, 11/01/17	2,000,000	2,000,800

Pennsylvania 4.7%
Delaware River Port Authority, Series D, RB, 5.000%, 01/01/28	500,000	542,185
Philadelphia Gas Works Co., RB, 5.000%, 10/01/18	1,000,000	1,045,490

		1,587,675

Rhode Island 6.7%
State of Rhode Island, GO, 5.000%, 08/01/18(c)	2,150,000	2,241,418

Texas 9.8%
Austin Convention Enterprises Inc, RB, 5.000%, 01/01/22	300,000	338,847
Austin Independent School District, GO, 5.000%, 08/01/33, Pre-refunded 08/01/2018 @ 100	1,000,000	1,043,560
New Hope Cultural Education Facilities Finance Corp., Series A, RB, 4.000%, 04/01/18, AGM	200,000	203,658
Nueces River Authority, RB, 3.000%, 07/15/17	1,000,000	1,000,900
Texas Public Finance Authority, Series B, RB, 4.000%, 01/01/18(c)	695,000	695,063

		3,282,028

Washington 6.1%
Energy Northwest, Series A, RB, 5.000%, 07/01/26	750,000	873,120
Port of Seattle, AMT, GO, 5.250%, 12/01/20(c)	1,030,000	1,165,260

		2,038,380

Total Municipal Bonds (Cost $30,884,474)		30,955,927

Money Market Fund 17.3%
Federated Government Obligations Tax-Managed Fund, Institutional Shares, 0.76%(d)	5,813,839	5,813,839

Total Money Market Fund (Cost $5,813,839)		5,813,839

Total Investments (Cost $36,698,313) — 109.4%		36,769,766
Liabilities in Excess of Other Assets — (9.4)%		(3,157,907)

Net Assets — 100.0%		$33,611,859

(a)	Variable or floating rate security. Rate disclosed is as of June 30, 2017.
(b)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(c)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(d)	Rate disclosed, the 7 day yield, is as of June 30, 2017.

Investment Abbreviations

AGM	– Security guaranteed by Assured Guaranty Municipal Corporation
AMT	– Income subject to Alternative Minimum Tax
COP	– Certificate of Participation
GO	– General Obligation
RB	– Revenue Bond

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2017

(Unaudited)

Seix Total Return Bond Fund

	Shares or Principal Amount($)	Value($)
Asset-Backed Securities 6.2%
Automobiles 0.7%
Ford Credit Auto Owner Trust, Series 2014-2, Cl A, 2.310%, 04/15/26(a)	4,485,000	4,528,405
Ford Credit Auto Owner Trust/Ford Credit, Series 2014-1, Cl A, 2.260%, 11/15/25(a)	1,950,000	1,967,894

		6,496,299

Credit Card 3.2%
Cabela’s Credit Card Master Note Trust, Series 2014-2, Cl A, 1.609%, 07/15/22(b)	6,349,000	6,370,588
Capital One Multi-Asset Execution Trust, Series 2005-B3, Cl B3, 1.708%, 05/15/28(b)	1,827,000	1,760,968
Citibank Credit Card Issuance Trust, Series 2017-A6, Cl A6, 1.826%, 05/14/29(b)	6,330,000	6,370,556
Discover Card Execution Note Trust, Series 2017-A5, Cl A5, 1.816%, 12/15/26(b)	7,815,000	7,856,538
Master Credit Card Trust II, Series 2017-1A, Cl A, 2.260%, 07/21/21(a)	4,140,000	4,172,748
World Financial Network Credit Card Master Trust, Series 2017-A, Cl A, 2.120%, 03/15/24	4,050,000	4,044,225

		30,575,623

Other 2.3%
DB Master Finance LLC, Series 2015-1A, Cl A2II, 3.980%, 02/20/45(a)	4,159,263	4,264,658
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Cl A2, 5.216%, 01/25/42(a)	4,683,028	4,685,275
Five Guys Holdings, Inc., Series 2017-1A, Cl A2, 4.600%, 07/25/47(a)	3,000,000	3,016,942
Taco Bell Funding LLC, Series 2016-1A, Cl A2I, 3.832%, 05/25/46(a)	4,937,688	5,047,847
Taco Bell Funding LLC, Series 2016-1A, Cl A2II, 4.377%, 05/25/46(a)	769,188	800,509
Verizon Owner Trust, Series 2016-1A, Cl A, 1.420%, 01/20/21(a)	2,685,000	2,671,718
Verizon Owner Trust, Series 2017-2A, Cl A, 1.920%, 12/20/21(a)	1,980,000	1,979,697

		22,466,646

Total Asset-Backed Securities (Cost $59,069,399)		59,538,568

Collateralized Mortgage Obligations 5.8%
Commercial Mortgage Backed Securities 5.8%
Federal Home Loan Mortgage Corporation
Series K021, Cl X1, IO, 1.606%, 06/25/22(b)	75,175,789	4,538,295
Series K027, Cl X1, IO, 0.932%, 01/25/23(b)	68,309,809	2,508,241
Series KL1P, Cl A2P, 2.700%, 10/25/25	2,559,000	2,529,210

		9,575,746

Federal National Mortgage Association
Series 2017-M3, Cl A2, 2.569%, 12/25/26(b)	2,983,000	2,899,473
Series 2017-M7, Cl A2, 2.961%, 02/25/27(b)	3,197,000	3,207,547

		6,107,020

FREMF Mortgage Trust
Series 2012-K21, Cl B, 4.071%, 07/25/45(a)(b)	2,320,000	2,434,954
Series 2013-K25, Cl B, 3.744%, 11/25/45(a)(b)	2,980,000	3,094,336
Series 2013-K713, Cl B, 3.274%, 04/25/46(a)(b)	1,925,000	1,960,908
Series 2016-K52, Cl B, 4.056%, 01/25/49(a)(b)	2,080,000	2,122,553

		9,612,751

See Notes to Schedules of Portfolio Investments.

GS Mortgage Securities Corp. II
Series 2012-BWTR, Cl A, 2.954%, 11/05/34(a)	3,510,000	3,557,087
Series 2012-BWTR, Cl B, 3.255%, 11/05/34(a)	2,890,000	2,947,533

		6,504,620

GS Mortgage Securities Trust
Series 2010-C1, Cl A2, 4.592%, 08/10/43(a)	3,822,000	4,056,551

Morgan Stanley Capital I Trust
Series 2014-CPT, Cl A, 3.350%, 07/13/29(a)	2,285,000	2,370,376
Series 2014-CPT, Cl AM, 3.516%, 07/13/29(a)(b)	2,530,000	2,617,663

		4,988,039

Queens Center Mortgage Trust
Series 2013-QCA, Cl A, 3.275%, 01/11/37(a)	1,260,000	1,280,183

VNDO 2013-PENN Mortgage Trust
Series 2013-PENN, Cl A, 3.808%, 12/13/29(a)	5,275,000	5,525,497

WFRBS Commercial Mortgage Trust
Series 2012-C10, Cl AS, 3.241%, 12/15/45	4,040,000	4,079,191
Series 2012-C8, Cl AFL, 2.001%, 08/15/45(a)(b)	3,545,000	3,602,424

		7,681,615

Total Collateralized Mortgage Obligations (Cost $55,101,607)		55,332,022

Corporate Bonds 23.7%
Aerospace/Defense 0.6%
L-3 Communications, Inc., 3.850%, 12/15/26	1,262,000	1,300,938
Rockwell Collins, Inc., 3.500%, 03/15/27	4,248,000	4,307,629

		5,608,567

Agriculture 0.2%
Japan Tobacco, Inc., 2.100%, 07/23/18(a)	1,852,000	1,859,178

Airlines 0.1%
United Airlines Pass Through Trust, Series 2016-1, Cl A, 3.450%, 07/07/28	1,377,000	1,387,328

Auto Manufacturers 0.6%
Daimler Finance North America LLC, 2.200%, 05/05/20(a)	1,210,000	1,209,992
General Motors Co., 5.200%, 04/01/45	4,357,000	4,274,644

		5,484,636

Banks 5.8%
Bank of America Corp., 3.124%, 01/20/23, MTN(b)	5,000,000	5,054,905
Bank of New York Mellon Corp. (The), 3.000%, 10/30/28, MTN	1,780,000	1,722,672
Barclays PLC, 4.337%, 01/10/28	2,086,000	2,144,437
Citibank NA, 2.100%, 06/12/20	1,830,000	1,830,591
Citigroup, Inc., 3.887%, 01/10/28(b)	3,500,000	3,556,924
Credit Suisse Group AG, 3.574%, 01/09/23(a)	1,383,000	1,417,210
Credit Suisse Group AG, 4.282%, 01/09/28(a)	3,100,000	3,204,411
Goldman Sachs Group, Inc. (The), 3.850%, 01/26/27	2,563,000	2,607,360
JPMorgan Chase & Co., 3.625%, 12/01/27	2,870,000	2,840,617
Lloyds Banking Group PLC, 3.750%, 01/11/27	3,574,000	3,588,167
Morgan Stanley, 2.625%, 11/17/21, MTN	1,501,000	1,498,788
Morgan Stanley, 3.125%, 07/27/26, MTN	6,246,000	6,072,655
Morgan Stanley, 3.625%, 01/20/27	1,844,000	1,857,258
Morgan Stanley, 4.375%, 01/22/47	2,541,000	2,650,781
PNC Bank NA, 2.150%, 04/29/21, MTN(c)	1,221,000	1,213,507
Regions Bank, 2.250%, 09/14/18	845,000	848,432
Royal Bank of Scotland Group PLC, 3.875%, 09/12/23	5,800,000	5,922,432
U.S. Bancorp, 2.625%, 01/24/22,Series V, MTN	3,396,000	3,431,223
Wells Fargo & Co., 3.069%, 01/24/23	4,309,000	4,369,365

		55,831,735

See Notes to Schedules of Portfolio Investments.

Beverages 0.2%
Molson Coors Brewing Co., 4.200%, 07/15/46(c)	1,846,000	1,820,481

Biotechnology 0.2%
Celgene Corp., 4.625%, 05/15/44	819,000	860,406
Celgene Corp., 5.000%, 08/15/45	961,000	1,082,083

		1,942,489

Building Materials 0.4%
Johnson Controls International PLC, 4.500%, 02/15/47	2,231,000	2,371,323
Martin Marietta Materials, Inc., 3.450%, 06/01/27(c)	1,593,000	1,584,696

		3,956,019

Chemicals 0.2%
Sherwin-Williams Co. (The), 4.500%, 06/01/47	1,765,000	1,849,416

Commercial Services 0.2%
ERAC USA Finance LLC, 4.500%, 02/15/45(a)	851,000	838,838
ERAC USA Finance LLC, 5.250%, 10/01/20(a)	1,149,000	1,247,011

		2,085,849

Computers 0.8%
Apple, Inc., 3.000%, 06/20/27	1,509,000	1,501,420
Dell International LLC / EMC Corp., 8.350%, 07/15/46(a)	3,110,000	4,013,710
DXC Technology Co., 4.250%, 04/15/24(a)	1,973,000	2,041,323

		7,556,453

Diversified Financial Services 1.1%
Air Lease Corp., 4.250%, 09/15/24	4,376,000	4,589,671
Lazard Group LLC, 3.750%, 02/13/25	3,968,000	4,001,097
TD Ameritrade Holding Corp., 2.950%, 04/01/22	1,449,000	1,482,755

		10,073,523

Electric 1.1%
Berkshire Hathaway Energy Co., 6.125%, 04/01/36	1,050,000	1,348,948
Duke Energy Corp., 3.750%, 09/01/46	2,903,000	2,757,780
Exelon Generation Co. LLC, 6.200%, 10/01/17	1,189,000	1,201,305
FirstEnergy Transmission LLC, 5.450%, 07/15/44(a)	4,376,000	4,998,490

		10,306,523

Electronics 0.1%
Arrow Electronics, Inc., 3.875%, 01/12/28	1,306,000	1,295,126

Healthcare—Products 0.3%
Medtronic, Inc., 3.500%, 03/15/25	565,000	587,748
Medtronic, Inc., 4.625%, 03/15/45	1,597,000	1,797,320

		2,385,068

Healthcare—Services 0.2%
Howard Hughes Medical Institute, 3.500%, 09/01/23	1,426,000	1,506,300

Household Products/Wares 0.2%
Reckitt Benckiser Treasury Services PLC, 3.000%, 06/26/27(a)	2,100,000	2,072,228

Insurance 0.2%
Nationwide Financial Services, Inc., 5.375%, 03/25/21(a)	1,746,000	1,914,873

Machinery-Diversified 0.1%
Xylem, Inc., 3.250%, 11/01/26	1,212,000	1,206,900

See Notes to Schedules of Portfolio Investments.

Media 0.9%
Time Warner, Inc., 3.800%, 02/15/27	3,289,000	3,311,234
Viacom, Inc., 3.450%, 10/04/26	1,715,000	1,652,250
Viacom, Inc., 5.875%, 02/28/57(b)	3,192,000	3,319,680

		8,283,164

Mining 1.6%
Barrick (PD) Australia Finance Property Ltd., 5.950%, 10/15/39	3,977,000	4,805,274
Barrick International Barbados Corp., 6.350%, 10/15/36(a)	1,083,000	1,274,993
Newmont Mining Corp., 6.250%, 10/01/39	7,239,000	8,884,446

		14,964,713

Miscellaneous Manufacturer 0.4%
General Electric Co., 2.700%, 10/09/22	1,118,000	1,137,156
General Electric Co., 4.125%, 10/09/42	901,000	948,212
General Electric Co., 5.250%, 12/06/17	2,161,000	2,196,486

		4,281,854

Oil & Gas 2.1%
BP Capital Markets PLC, 2.112%, 09/16/21	925,000	916,806
Ensco PLC, 4.500%, 10/01/24(c)	1,098,000	845,460
Ensco PLC, 5.200%, 03/15/25(c)	4,517,000	3,670,062
Ensco PLC, 5.750%, 10/01/44	1,833,000	1,200,615
HollyFrontier Corp., 5.875%, 04/01/26	4,294,000	4,550,348
Nabors Industries, Inc., 5.500%, 01/15/23(a)(c)	2,597,000	2,460,658
Shell International Finance BV, 1.750%, 09/12/21	1,606,000	1,575,910
Shell International Finance BV, 4.375%, 05/11/45	2,730,000	2,857,038
Woodside Finance Ltd., 4.600%, 05/10/21(a)	2,086,000	2,200,413

		20,277,310

Oil & Gas Services 0.8%
Schlumberger Holdings Corp., 3.000%, 12/21/20(a)	1,726,000	1,757,408
Schlumberger Holdings Corp., 4.000%, 12/21/25(a)	3,391,000	3,554,762
Schlumberger Investment SA, 3.300%, 09/14/21(a)	1,309,000	1,352,659
TechnipFMC PLC, 3.450%, 10/01/22(a)(c)	508,000	506,097

		7,170,926

Pharmaceuticals 0.3%
Eli Lilly & Co., 3.950%, 05/15/47	2,167,000	2,237,501
Novartis Securities Investment Ltd., 5.125%, 02/10/19	765,000	805,466

		3,042,967

Pipelines 1.3%
Boardwalk Pipelines LP, 4.450%, 07/15/27	1,170,000	1,197,870
Energy Transfer LP, 5.300%, 04/15/47	2,810,000	2,780,054
EnLink Midstream Partners LP, 4.150%, 06/01/25	3,296,000	3,254,843
Sabine Pass Liquefaction LLC, 4.200%, 03/15/28(a)	4,942,000	4,992,962
Transcanada Trust, 5.300%, 03/15/77(b)	517,000	531,476

		12,757,205

Real Estate Investment Trust 1.0%
American Tower Corp., 3.500%, 01/31/23	1,377,000	1,412,228
American Tower Corp., 5.000%, 02/15/24	2,564,000	2,833,043
Boston Properties LP, 3.650%, 02/01/26	1,437,000	1,454,166
Digital Realty Trust LP, 3.950%, 07/01/22	2,468,000	2,587,041
Digital Realty Trust LP, 4.750%, 10/01/25	1,521,000	1,635,950

		9,922,428

Retail 0.2%
Home Depot, Inc. (The), 2.625%, 06/01/22	1,554,000	1,577,493

Semiconductors 1.4%
Analog Devices, Inc., 3.500%, 12/05/26	2,550,000	2,569,857
Applied Materials, Inc., 3.300%, 04/01/27	2,937,000	2,984,735

See Notes to Schedules of Portfolio Investments.

NVIDIA Corp., 3.200%, 09/16/26	1,789,000	1,773,847
QUALCOMM, Inc., 4.300%, 05/20/47	2,736,000	2,794,882
TSMC Global Ltd., 1.625%, 04/03/18(a)	3,589,000	3,581,760

		13,705,081

Software 0.5%
Oracle Corp., 2.650%, 07/15/26	5,376,000	5,158,621

Telecommunication Services 0.6%
AT&T, Inc., 2.375%, 11/27/18	1,854,000	1,866,822
AT&T, Inc., 4.350%, 06/15/45	2,457,000	2,280,376
Verizon Communications, Inc., 5.012%, 04/15/49(a)	1,473,000	1,487,593

		5,634,791

Total Corporate Bonds (Cost $218,376,505)		226,919,245

U.S. Government Agency Mortgages 17.4%
Federal Home Loan Mortgage Corporation
Pool #G30614, 3.500%, 12/01/32	3,602,941	3,763,003
Pool #C91768, 3.500%, 07/01/34	1,525,168	1,588,114
Pool #G01779, 5.000%, 04/01/35	241,085	264,102
Pool #G01838, 5.000%, 07/01/35	211,219	231,449
Pool #G01837, 5.000%, 07/01/35	748,051	818,753
Pool #G05326, 5.000%, 02/01/38	969,329	1,059,793
Pool #G08347, 4.500%, 06/01/39	1,969,443	2,116,792
Pool #G05606, 4.500%, 07/01/39	5,609,827	6,027,841
Pool #G08353, 4.500%, 07/01/39	2,490,223	2,676,424
Pool #A89148, 4.000%, 10/01/39	1,157,542	1,222,363
Pool #G08372, 4.500%, 11/01/39	1,467,954	1,578,330
Pool #A93101, 5.000%, 07/01/40	1,035,883	1,135,435
Pool #G06061, 4.000%, 10/01/40	2,297,844	2,434,005
Pool #A95822, 4.000%, 12/01/40	2,354,708	2,503,465
Pool #A95796, 4.000%, 12/01/40	905,498	956,135
Pool #G60126, 4.500%, 11/01/41	322,699	346,852
Pool #G07491, 4.500%, 03/01/42	39,988	42,993
Pool #C04123, 4.000%, 07/01/42	3,188,890	3,379,852
Pool #Q13801, 3.000%, 12/01/42	784,663	787,487
Pool #G60019, 4.500%, 03/01/44	5,711,172	6,138,512
Pool #Q31645, 4.000%, 02/01/45	4,495,493	4,748,032
Pool #G60589, 4.000%, 02/01/45	5,274,480	5,551,431
Pool #Q35611, 4.000%, 09/01/45	4,839,598	5,111,514
Pool #Q37163, 3.500%, 11/01/45	2,630,096	2,717,234
Pool #Q40123, 3.500%, 04/01/46	2,584,374	2,674,231
Pool #Q40124, 3.500%, 04/01/46	3,257,436	3,365,427

		63,239,569

Federal National Mortgage Association
Pool #AN5647, 2.930%, 11/01/26	1,998,000	2,008,943
Pool #AP9592, 3.500%, 10/01/32	2,534,731	2,647,488
Pool #MA1630, 4.000%, 10/01/33	1,539,148	1,633,325
Pool #MA1688, 3.500%, 12/01/33	104,910	109,502
Pool #MA1763, 3.500%, 01/01/34	2,760,792	2,881,897
Pool #932441, 4.000%, 01/01/40	5,018,363	5,301,379
Pool #AL7497, 3.500%, 09/01/40	5,939,597	6,135,933
Pool #AL0215, 4.500%, 04/01/41	3,422,461	3,703,008
Pool #BA6414, 3.000%, 12/01/41	918,096	924,991
Pool #AW8154, 3.500%, 01/01/42	5,522,562	5,702,734
Pool #AS9571, 3.500%, 05/01/42	9,112,827	9,396,716
Pool #AZ0572, 3.000%, 06/01/42	1,780,672	1,788,211
Pool #AP7874, 3.500%, 10/01/42	1,687,972	1,740,534

See Notes to Schedules of Portfolio Investments.

Pool #AV3452, 4.000%, 02/01/44	3,570,688	3,755,344
Pool #AL6223, 4.500%, 08/01/44	503,352	540,765
Pool #AL9127, 4.000%, 10/01/44	10,567,847	11,188,533
Pool #AY2685, 4.500%, 01/01/45	556,548	601,223
Pool #BD9394, 3.500%, 06/01/45	121,316	124,784
Pool #BE5050, 4.000%, 09/01/45	4,788,587	5,036,226
Pool #AZ9213, 4.000%, 10/01/45	5,011,034	5,296,844
Pool #AS6515, 4.000%, 01/01/46	4,730,172	4,974,790
Pool #BC2470, 3.500%, 02/01/46	2,110,287	2,189,566

		77,682,736

Government National Mortgage Association
Pool #783653, 5.000%, 08/15/40	497,751	545,939
Pool #MA0321, 5.000%, 08/20/42	403,068	438,254
Pool #MA2681, 5.000%, 03/20/45	1,378,466	1,495,238
Pool #AM0226, 4.000%, 05/15/45	1,080,559	1,137,848
Pool #AM9875, 4.000%, 06/15/45	1,106,044	1,164,377
Pool #AM8631, 4.000%, 07/15/45	2,159,476	2,274,359
Pool #AN5745, 4.000%, 07/15/45	2,601,516	2,747,488
Pool #AN5764, 4.000%, 07/15/45	945,368	995,933
Pool #AN5766, 4.000%, 07/15/45	1,059,962	1,118,335
Pool #AN6811, 4.000%, 07/15/45	960,128	1,011,017
Pool #AV6530, 4.000%, 08/20/46	1,167,006	1,228,835
Pool #MA4072, 5.000%, 11/20/46	1,712,846	1,851,539
Pool #MA4383, 4.000%, 04/20/47	8,227,092	8,680,380
Pool #MA4511, 4.000%, 06/20/47	1,169,000	1,234,140

		25,923,682

Total U.S. Government Agency Mortgages (Cost $165,486,273)		166,845,987

U.S. Treasury Obligations 44.9%
U.S. Treasury Bond 6.1%
3.000%, 02/15/47	56,064,000	57,833,492

U.S. Treasury Notes 38.8%
1.250%, 10/31/18	3,300,000	3,296,132
0.750%, 08/15/19	71,394,000	70,423,470
1.375%, 04/30/20	37,033,000	36,866,648
1.375%, 01/31/21	117,180,000	115,953,242
2.000%, 05/31/21	66,332,000	67,005,668
1.875%, 01/31/22	12,415,000	12,430,519
2.375%, 05/15/27	64,743,000	65,152,694

		371,128,373

Total U.S. Treasury Obligations (Cost $427,694,170)		428,961,865

Money Market Funds 3.4%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.83%(d)	25,097,655	25,097,655
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.88%(d)(e)	6,996,080	6,996,080

Total Money Market Funds (Cost $32,093,735)		32,093,735

Total Investments (Cost $957,821,689) — 101.4%		969,691,422
Liabilities in Excess of Other Assets — (1.4)%		(13,313,819)

Net Assets — 100.0%		$956,377,603

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 12.2% of net assets as of June 30, 2017.

See Notes to Schedules of Portfolio Investments.

(b)	Variable or floating rate security. Rate disclosed is as of June 30, 2017.
(c)	The security or a partial position of the security was on loan as of June 30, 2017. The total value of securities on loan as of June 30, 2017 was $ 6,731,617.
(d)	Rate disclosed, the 7 day net yield, is as of June 30, 2017.
(e)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2017 (See Note 2(i)).

Investment Abbreviation

IO	– Interest Only security for which the fund receives interest on notional principal
MTN	– Medium Term Note

At June 30, 2017, the Fund’s open credit default swap contracts were as follows:

Centrally Cleared Credit Default Swap Contract—Buy Protection

Underlying Instrument	Broker (Exchange)	Notional Amount	Fixed Rate	Expiration Date	Upfront Payments Made (Received)	Value	Unrealized Appreciation
CDX Emerging Market Index 27	Credit Suisse International (ICE)	48,250,000	1.000	06/20/22	$2,107,813	$2,213,678	$105,865
CDX North America High Yield Index 28	JPMorgan (CME)	97,000,000	5.000	06/20/22	(7,010,206)	(6,678,205)	332,001

					$(4,902,393)	$(4,464,527)	$437,866

As the buyer of protection, the Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity.

See Notes to Schedules of Portfolio Investments.

Centrally Cleared Interest Rate Swap Contract

At June 30, 2017, the Fund’s Interest Rate Swap Contract were as follows:

Counterparty	Payments Made by Fund	Payments Received by Fund	Notional Amount	Expiration Date	Upfront Payments Made (Received)	Value	Unrealized Appreciation
JPMorgan	MXIBTIIE-Floating	6.95% - Fixed	MXN 820,000,000	06/17/22	$—	$275,519	$275,519

MXN	– MEXICAN PESO
MXIBTIIE	– 28-day Mexican Interbank Rate

Forward Foreign Currency Contracts

At June 30, 2017, the Fund’s forward foreign currency contracts were as follows:

Currency	Counterparty	Delivery Date	Contract Amount in Local Currency	Contract Value in USD	Market Value	Unrealized Appreciation/ (Depreciation)
Short:
Australian Dollar	JPMorgan	07/13/17	13,069,478	$9,861,457	$10,044,154	$(182,697)
New Zealand Dollar	Credit Suisse International	07/05/17	13,926,877	9,612,539	10,205,614	(593,075)
New Zealand Dollar	Credit Suisse International	07/17/17	21,091,933	14,550,000	15,452,930	(902,930)
South Korean Won	Credit Suisse International	07/05/17	11,630,300,000	10,232,986	10,165,013	67,973
Yuan Renminbi Offshore	JPMorgan	01/17/18	139,434,750	19,500,000	20,286,569	(786,569)

Total Short Contracts				$63,756,982	$66,154,280	$(2,397,298)

Long:
Australian Dollar	JPMorgan	07/13/17	13,069,478	$9,944,892	$10,044,154	$99,262
New Zealand Dollar	Credit Suisse International	07/05/17	13,926,877	9,551,748	10,205,614	653,866
New Zealand Dollar	Credit Suisse International	07/17/17	21,091,934	15,091,300	15,452,930	361,630
South Korean Won	Credit Suisse International	07/05/17	11,630,300,000	10,386,052	10,165,013	(221,039)
Yuan Renminbi Offshore	JPMorgan	01/17/18	139,434,750	20,229,924	20,286,569	56,645

Total Long Contracts				$65,203,916	$66,154,280	$950,364

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2017

(Unaudited)

Seix U.S. Government Securities Ultra-Short Bond Fund

	Shares or Principal Amount($)	Value($)
Asset-Backed Security 1.7%
Student Loan Asset Backed Security 1.7%
NCUA Guaranteed Notes Trust, Series 2010-A1, Cl A, 1.446%, 12/07/20(a)	23,880,367	23,894,652

Total Asset-Backed Security (Cost $23,887,121)		23,894,652

Collateralized Mortgage Obligations 54.5%
Agency Collateralized Mortgage Obligations 26.5%
Federal Home Loan Mortgage Corporation
Series 2781, Cl FA, REMIC, 1.509%, 04/15/34(a)	8,230,856	8,217,044
Series 2796, Cl F, REMIC, 1.659%, 05/15/34(a)	5,378,869	5,398,509
Series 3261, Cl FA, REMIC, 1.479%, 01/15/37(a)	10,806,596	10,816,515
Series 3346, Cl FA, REMIC, 1.389%, 02/15/19(a)	2,830,801	2,830,654
Series 3418, Cl FB, REMIC, 1.459%, 04/15/20(a)	4,123,710	4,127,398
Series 3593, Cl F, REMIC, 1.495%, 03/15/36(a)	2,744,016	2,753,807
Series 4057, Cl CF, REMIC, 1.609%, 04/15/39(a)	9,522,926	9,533,688
Series 4474, Cl WF, REMIC, 1.345%, 12/15/36(a)	17,879,327	17,821,737

		61,499,352

Federal National Mortgage Association
Series 2005-58, Cl KF, REMIC, 1.716%, 07/25/35(a)	7,737,436	7,751,710
Series 2010-137, Cl WB, REMIC, 3.230%, 07/25/40(a)	4,950,195	5,168,060
Series 2011-103, Cl JK, REMIC, 2.500%, 11/25/29	1,060,412	1,069,488
Series 2011-58, Cl AC, REMIC, 2.500%, 06/25/24	479,653	482,063
Series 2012-60, Cl WF, REMIC, 1.566%, 06/25/27(a)	14,501,684	14,510,688
Series 2013-34, Cl PF, REMIC, 1.566%, 08/25/42(a)	13,040,719	13,013,312
Series 2013-62, Cl FQ, REMIC, 1.466%, 09/25/32(a)	12,010,118	11,990,822
Series 2015-42, Cl BF, REMIC, 1.305%, 06/25/45(a)	21,965,187	21,961,027
Series 2016-32, Cl FA, REMIC, 1.616%, 10/25/34(a)	26,841,932	26,934,845
Series 2016-36, Cl FB, REMIC, 1.716%, 03/25/43(a)	11,669,463	11,661,377

		114,543,392

Government National Mortgage Association
Series 2004-106, Cl F, 1.422%, 12/16/34(a)	7,484,477	7,456,660
Series 2011-133, Cl PF, 1.612%, 12/20/35(a)	5,839,879	5,851,962
Series 2012-13, Cl KF, 1.512%, 07/20/38(a)	4,568,579	4,578,774
Series 2016-H22, Cl FJ, 1.383%, 10/20/66(a)	18,206,460	18,222,478

		36,109,874

NCUA Guaranteed Notes
Series 2010-R1, Cl 1A, 1.534%, 10/07/20(a)	27,393,271	27,430,271
Series 2010-R2, Cl 1A, 1.454%, 11/06/17(a)	32,934,234	32,949,970
Series 2010-R2, Cl 2A, 1.554%, 11/05/20(a)	30,027,264	30,071,344
Series 2010-R3, Cl 1A, 1.644%, 12/08/20(a)	7,339,402	7,379,425
Series 2010-R3, Cl 2A, 1.644%, 12/08/20(a)	2,087,331	2,099,047
Series 2011-R1, Cl 1A, 1.534%, 01/08/20(a)	22,553,564	22,578,330
Series 2011-R2, Cl 1A, 1.484%, 02/06/20(a)	34,806,700	34,870,831
Series 2011-R3, Cl 1A, 1.517%, 03/11/20(a)	1,199,149	1,198,942

		158,578,160

		370,730,778

See Notes to Schedules of Portfolio Investments.

Agency Collateralized Planned Amortization Class Mortgage Obligations 5.8%
Federal Home Loan Mortgage Corporation
Series 3071, Cl ZX, REMIC, 1.459%, 04/15/35(a)	2,396,162	2,390,148
Series 3990, Cl GF, REMIC, 1.559%, 03/15/41(a)	10,184,508	10,194,645
Series 3994, Cl JF, REMIC, 1.539%, 03/15/40(a)	5,221,418	5,236,712
Series 3995, Cl PF, REMIC, 1.609%, 05/15/39(a)	10,710,856	10,744,131
Series 4203, Cl PF, REMIC, 1.409%, 09/15/42(a)	19,862,915	19,836,022
Series 4287, Cl BF, REMIC, 1.409%, 02/15/33(a)	4,479,860	4,474,110
Series 4571, Cl FK, REMIC, 1.759%, 02/15/44(a)	5,584,641	5,580,265

		58,456,033

Federal National Mortgage Association
Series 2006-113, Cl NF, REMIC, 1.566%, 09/25/36(a)	8,820,800	8,821,321

Government National Mortgage Association
Series 2003-67, Cl FP, 2.112%, 08/20/33(a)	5,621,875	5,748,525
Series 2005-41, Cl FC, 1.512%, 05/20/35(a)	8,515,511	8,481,960

		14,230,485

		81,507,839

Commercial Mortgage Backed Securities 22.2%
Federal Home Loan Mortgage Corporation
Series K711, Cl A2, 1.730%, 07/25/19	700,000	700,159
Series K712, Cl A2, 1.869%, 11/25/19	5,160,000	5,171,789
Series KF04, Cl A, 1.334%, 06/25/21(a)	12,957,596	12,959,704
Series KF08, Cl A, 1.516%, 01/25/22(a)	2,241,649	2,238,111
Series KF15, Cl A, 1.665%, 02/25/23(a)	11,588,517	11,639,181
Series KF22, Cl A, 1.495%, 07/25/23(a)	12,706,843	12,730,730
Series KJ02, Cl A2, 2.597%, 09/25/20	5,991,948	6,102,130
Series KLH3, Cl A, 1.760%, 11/25/22(a)	9,370,922	9,406,029
Series KLSF, Cl A, 1.546%, 11/25/21(a)	14,167,700	14,161,844
Series KS05, Cl A, 1.560%, 01/25/23(a)	5,977,868	5,989,089

		81,098,766

Federal National Mortgage Association
Series 2011-M1, Cl FA, 1.666%, 06/25/21(a)	25,949,859	25,976,143
Series 2015-M14, Cl FA, 1.836%, 10/25/25(a)	1,977,895	1,992,311
Series 2016-M13, Cl FA, 1.720%, 11/25/23(a)	19,198,971	19,270,531
Series 2016-M8, Cl FA, 1.722%, 07/25/26(a)	20,546,772	20,590,338
Series 2016-M9, Cl FA, 1.637%, 09/25/23(a)	57,758,116	57,973,617
Series 2017-M2, Cl FA, 1.575%, 02/25/24(a)	15,962,135	15,987,803

		141,790,743

FREMF Multifamily Aggregation Risk Transfer Trust
Series 2017-KT01, Cl A, 1.349%, 02/25/20(a)	13,070,000	13,104,377

FRESB Mortgage Trust
Series 2015-SB3, Cl A5, 2.012%, 08/25/42(a)	11,427,674	11,409,084
Series 2015-SB9, Cl A5, 2.434%, 11/25/35(a)	42,017,131	42,433,580
Series 2016-SB16, Cl A5H, 2.130%, 05/25/36(a)	4,820,869	4,811,227
Series 2016-SB18, Cl A5H, 2.110%, 05/25/36(a)	3,859,152	3,848,727
Series 2016-SB20, Cl A5H, 2.140%, 07/25/36(a)	12,790,378	12,743,065

		75,245,683

		311,239,569

Total Collateralized Mortgage Obligations (Cost $762,688,493)		763,478,186

See Notes to Schedules of Portfolio Investments.

U.S. Government Agencies 1.8%
Federal Agricultural Mortgage Corp. 0.4%
1.379%, 01/03/22, MTN(a)	4,900,000	4,906,037

Federal Farm Credit Banks 1.4%
1.689%, 12/08/26(a)	4,700,000	4,765,593
1.766%, 01/26/27(a)	14,700,000	14,829,830

		19,595,423

Total U.S. Government Agencies (Cost $24,300,000)		24,501,460

U.S. Government Agency Mortgages 39.6%
Federal Home Loan Mortgage Corporation
Pool #848744, 3.393%, 05/01/34(a)	12,291,351	12,992,912
Pool #848736, 3.241%, 05/01/35(a)	19,009,310	19,876,193
Pool #848747, 3.490%, 07/01/36(a)	11,203,119	11,811,522
Pool #1Q1195, 3.243%, 05/01/37(a)	9,535,074	10,009,437
Pool #848796, 3.467%, 05/01/37(a)	21,158,078	22,245,431
Pool #1Q1420, 3.411%, 09/01/39(a)	14,548,852	15,300,077
Pool #849139, 3.092%, 09/01/43(a)	2,437,172	2,505,165

		94,740,737

Federal National Mortgage Association
Pool #888969, 5.909%, 11/01/17	1,360,495	1,359,481
Pool #467010, 3.520%, 01/01/18	5,692,835	5,697,056
Pool #468279, 3.470%, 06/01/18	3,643,142	3,664,507
Pool #AM7163, 1.445%, 05/01/19(a)	10,562,240	10,547,906
Pool #AM7028, 1.235%, 10/01/19(a)(b)	18,825,000	18,834,521
Pool #463520, 4.550%, 10/01/19	2,263,073	2,393,064
Pool #463617, 4.910%, 10/01/19	3,596,389	3,815,262
Pool #AM2078, 1.670%, 01/01/20	11,157,743	11,096,871
Pool #AN3353, 1.565%, 09/01/21(a)	10,750,000	10,754,427
Pool #AN3539, 1.465%, 11/01/21(a)	17,318,042	17,292,651
Pool #469856, 1.785%, 12/01/21(a)	17,564,401	17,596,944
Pool #AN5208, 1.385%, 03/01/22(a)	4,779,041	4,780,028
Pool #AM9651, 1.295%, 08/01/22(a)	14,330,000	14,265,379
Pool #AM7213, 1.645%, 08/01/22(a)	4,540,000	4,535,391
Pool #AN5986, 1.487%, 12/01/22(a)(c)	8,250,000	8,252,578
Pool #AM2292, 1.345%, 01/01/23(a)	7,198,894	7,176,680
Pool #AN3414, 1.595%, 01/01/23(a)	11,881,177	11,896,671
Pool #AN2256, 1.575%, 07/01/23(a)	17,775,000	17,754,173
Pool #AN2605, 1.455%, 08/01/23(a)	10,000,000	10,003,467
Pool #AN1582, 1.435%, 09/01/23(a)	14,525,000	14,534,113
Pool #AM4611, 1.455%, 11/01/23(a)	4,669,572	4,679,367
Pool #AM4510, 1.485%, 11/01/23(a)	1,774,961	1,780,017
Pool #AN3845, 1.535%, 12/01/23(a)	16,471,518	16,421,561
Pool #AN4300, 1.555%, 01/01/24(a)	14,615,565	14,595,377
Pool #AN4364, 1.585%, 01/01/24(a)	2,990,000	2,997,704
Pool #AN3434, 1.645%, 09/01/24(a)	2,684,000	2,685,021
Pool #AN2868, 1.485%, 12/01/24(a)	4,700,000	4,681,000
Pool #AN3661, 1.575%, 11/01/26(a)	3,000,000	3,006,847
Pool #AL0222, 2.928%, 07/01/34(a)	6,811,862	7,160,633
Pool #AD0064, 2.901%, 01/01/35(a)	5,657,436	5,862,933
Pool #AD7165, 2.938%, 04/01/35(a)	1,445,365	1,521,923
Pool #995540, 2.855%, 01/01/36(a)	5,128,476	5,391,492
Pool #AL2202, 3.263%, 06/01/36(a)	6,087,532	6,368,790

See Notes to Schedules of Portfolio Investments.

Pool #AL0960, 3.232%, 07/01/37(a)	11,121,475	11,722,930
Pool #AL0270, 3.195%, 08/01/38(a)	9,121,951	9,571,038
Pool #AL6516, 3.251%, 04/01/40(a)	10,135,121	10,680,607
Pool #AL7812, 3.091%, 11/01/40(a)	20,216,710	21,313,649
Pool #AE0544, 3.161%, 11/01/40(a)	6,408,809	6,753,487
Pool #AL0323, 3.623%, 06/01/41(a)	6,728,274	7,121,952
Pool #AL8796, 3.326%, 09/01/41(a)	23,544,737	24,754,470
Pool #AL1801, 2.947%, 05/01/42(a)	4,718,690	4,855,006
Pool #AL8872, 3.333%, 07/01/42(a)	33,555,989	35,343,479
Pool #AU6696, 2.703%, 10/01/43(a)	15,633,926	16,048,592
Pool #BD2950, 2.379%, 07/01/46(a)	4,730,019	4,765,063
Pool #BA3816, 2.572%, 07/01/46(a)	6,630,510	6,729,193
Pool #BD2257, 2.433%, 08/01/46(a)	5,425,066	5,471,079
Pool #BD3394, 2.546%, 08/01/46(a)	3,924,976	3,967,443

		442,501,823

Government National Mortgage Association
Pool #082904, 2.125%, 08/20/41(a)	1,119,998	1,149,013
Pool #MA0414, 2.125%, 09/20/42(a)	3,727,840	3,824,732
Pool #MA4342, 2.500%, 03/20/47(a)	3,737,702	3,796,081
Pool #MA4473, 2.500%, 05/20/47(a)	3,533,390	3,585,520
Pool #MA4532, 2.500%, 06/20/47(a)	4,419,559	4,484,768

		16,840,114

Total U.S. Government Agency Mortgages (Cost $549,306,097)		554,082,674

U.S. Treasury Obligation 0.0%(d)
U.S. Treasury Bill 0.0%(d)
0.000%, 07/27/17	400,000	399,781

Total U.S. Treasury Obligation (Cost $399,761)		399,781

Money Market Fund 2.6%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.83%(e)	36,612,929	36,612,929

Total Money Market Fund (Cost $36,612,929)		36,612,929

Total Investments (Cost $1,397,194,401) — 100.2%		1,402,969,682
Liabilities in Excess of Other Assets — (0.2)%		(2,478,368)

Net Assets — 100.0%		$1,400,491,314

(a)	Variable or floating rate security. Rate disclosed is as of June 30, 2017.
(b)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(c)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(d)	Less than 0.05% of Net Assets.
(e)	Rate disclosed, the 7 day yield, is as of June 30, 2017.

Investment Abbreviations

MTN	– Medium Term Note
REMIC	– Real Estate Mortgage Investment Conduit

See Notes to Schedules of Portfolio Investments.

Open Futures Contracts

At June 30, 2017, the Fund’s open futures contracts were as follows:

Description	Position	Notional Amount	Expiration Month	Contracts	Unrealized Appreciation
U.S. Treasury 2 Year Note	Short	$(66,016,949)	September 2017	305	$103,590
U.S. Treasury 5 Year Note	Short	(17,129,788)	September 2017	145	43,576

					$147,166

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2017

(Unaudited)

Seix U.S. Mortgage Fund

	Shares or Principal Amount($)	Value($)
Collateralized Mortgage Obligations 8.4%
Agency Collateralized Mortgage Obligations 1.8%
Federal Home Loan Mortgage Corporation
Series 3990, Cl UY, REMIC, 2.500%, 01/15/27	250,000	245,789

Federal National Mortgage Association
Series 2010-134, Cl EB, REMIC, 4.000%, 12/25/25	200,000	216,158

		461,947

Commercial Mortgage Backed Securities 6.6%
Federal Home Loan Mortgage Corporation
Series KL1P, Cl A2P, 2.700%, 10/25/25	250,000	247,090

Federal National Mortgage Association
Series 2013-M6, Cl X1, IO, 2.255%, 02/25/43(a)	3,114,227	177,645
Series 2017-M3, Cl A2, 2.569%, 12/25/26(a)	242,000	235,224

		412,869

FREMF Mortgage Trust
Series 2012-K20, Cl X2A, IO, 0.200%, 05/25/45(b)	8,605,788	65,835
Series 2012-K21, Cl B, 4.071%, 07/25/45(a)(b)	500,000	524,774
Series 2013-K25, Cl B, 3.744%, 11/25/45(a)(b)	122,000	126,681

		717,290

GS Mortgage Securities Corp. II
Series 2012-BWTR, Cl B, 3.255%, 11/05/34(b)	109,000	111,170

Queens Center Mortgage Trust
Series 2013-QCA, Cl A, 3.275%, 01/11/37(b)	150,000	152,403

Total Collateralized Mortgage Obligations (Cost $2,088,607)		2,102,769

U.S. Government Agency Mortgages 86.2%
Federal Home Loan Mortgage Corporation
Pool #C01785, 5.000%, 02/01/34	147,084	160,874
Pool #C91768, 3.500%, 07/01/34	707,822	737,035
Pool #G01838, 5.000%, 07/01/35	113,253	124,100
Pool #A85718, 4.000%, 04/01/39	51,194	54,445
Pool #G05477, 4.500%, 05/01/39	183,627	199,071
Pool #G08347, 4.500%, 06/01/39	30,660	32,954
Pool #G05606, 4.500%, 07/01/39	352,919	379,217
Pool #A89148, 4.000%, 10/01/39	102,040	107,754
Pool #G08372, 4.500%, 11/01/39	151,878	163,298
Pool #A93101, 5.000%, 07/01/40	191,029	209,388
Pool #G06061, 4.000%, 10/01/40	113,965	120,718
Pool #A95085, 4.000%, 11/01/40	550,984	581,820
Pool #A95147, 4.000%, 11/01/40	91,034	96,122
Pool #A95796, 4.000%, 12/01/40	67,433	71,204
Pool #Q06771, 3.000%, 03/01/42	240,313	241,133
Pool #G07031, 4.000%, 05/01/42	466,104	493,760
Pool #C04123, 4.000%, 07/01/42	297,915	315,755

See Notes to Schedules of Portfolio Investments.

Pool #Q09949, 3.000%, 08/01/42	155,812	156,341
Pool #Q11220, 3.500%, 09/01/42	43,668	45,058
Pool #Q10929, 3.500%, 09/01/42	403,372	416,221
Pool #Q11651, 3.000%, 10/01/42	107,354	107,748
Pool #Q13801, 3.000%, 12/01/42	172,664	173,286
Pool #G60019, 4.500%, 03/01/44	356,948	383,657
Pool #Q26366, 4.000%, 05/01/44	196,332	208,583
Pool #V81283, 4.000%, 07/01/44	367,264	386,548
Pool #Q31645, 4.000%, 02/01/45	99,238	104,813
Pool #G60589, 4.000%, 02/01/45	467,154	491,684
Pool #Q38473, 4.000%, 01/01/46	415,428	437,241
Pool #Q40124, 3.500%, 04/01/46	238,022	245,913
Pool #Q40123, 3.500%, 04/01/46	232,584	240,671

		7,486,412

Federal National Mortgage Association
Pool #AM3353, 2.450%, 05/01/23	83,937	84,456
Pool #AN4142, 3.260%, 01/01/27	379,641	391,992
Pool #MA1688, 3.500%, 12/01/33	54,876	57,278
Pool #AB6401, 3.000%, 10/01/37	287,337	288,643
Pool #AB7768, 3.000%, 02/01/38	424,020	425,943
Pool #932441, 4.000%, 01/01/40	207,034	218,710
Pool #AL7497, 3.500%, 09/01/40	734,462	758,740
Pool #MA0639, 4.000%, 02/01/41	538,606	568,488
Pool #AL0215, 4.500%, 04/01/41	133,471	144,412
Pool #AI5868, 4.500%, 07/01/41	243,897	263,896
Pool #890381, 3.500%, 10/01/41	284,402	293,687
Pool #AJ9327, 3.500%, 01/01/42	126,026	130,175
Pool #AW8154, 3.500%, 01/01/42	531,591	548,934
Pool #AJ9317, 4.000%, 01/01/42	532,526	561,923
Pool #AK5151, 3.000%, 03/01/42	246,694	247,739
Pool #AI9101, 3.500%, 04/01/42	404,248	418,219
Pool #AS9571, 3.500%, 05/01/42	363,398	374,719
Pool #AZ0572, 3.000%, 06/01/42	93,710	94,107
Pool #AO8632, 3.500%, 07/01/42	1,174,386	1,211,899
Pool #AP7874, 3.500%, 10/01/42	118,188	121,869
Pool #AL2891, 3.500%, 12/01/42	715,987	742,772
Pool #AV3452, 4.000%, 02/01/44	175,859	184,953
Pool #AL6223, 4.500%, 08/01/44	546,640	587,271
Pool #AL9127, 4.000%, 10/01/44	159,362	168,722
Pool #AY2685, 4.500%, 01/01/45	66,829	72,193
Pool #MA2341, 4.500%, 06/01/45	156,389	167,917
Pool #AY8851, 4.000%, 08/01/45	268,209	282,134
Pool #AZ5755, 3.500%, 09/01/45	614,055	633,716
Pool #BE5050, 4.000%, 09/01/45	241,104	253,573
Pool #AZ9213, 4.000%, 10/01/45	638,620	675,045
Pool #BC2470, 3.500%, 02/01/46	185,829	192,810

		11,166,935

Government National Mortgage Association
Pool #733720, 4.500%, 06/15/40	427,639	464,815
Pool #AA5471, 4.000%, 12/15/41	692,146	731,010
Pool #MA0321, 5.000%, 08/20/42	18,818	20,460
Pool #MA2681, 5.000%, 03/20/45	249,647	270,795
Pool #AM9875, 4.000%, 06/15/45	137,961	145,237
Pool #AV6530, 4.000%, 08/20/46	128,961	135,793
Pool #MA4383, 4.000%, 04/20/47	427,614	451,174
Pool #MA4511, 4.000%, 06/20/47	550,000	580,647

		2,799,931

Total U.S. Government Agency Mortgages (Cost $21,408,772)		21,453,278

See Notes to Schedules of Portfolio Investments.

U.S. Treasury Obligations 2.2%
U.S. Treasury Notes 2.2%
2.000%, 05/31/21	150,000	151,523
2.375%, 05/15/27	400,000	402,531

Total U.S. Treasury Obligations (Cost $556,761)		554,054

Money Market Fund 3.6%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.83%(c)	887,350	887,350

Total Money Market Fund (Cost $887,350)		887,350

Total Investments (Cost $24,941,490) — 100.4%		24,997,451
Liabilities in Excess of Other Assets — (0.4)%		(106,464)

Net Assets — 100.0%		$24,890,987

(a)	Variable or floating rate security. Rate disclosed is as of June 30, 2017.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 3.9% of net assets as of June 30, 2017.
(c)	Rate disclosed, the 7 day yield, is as of June 30, 2017.

Investment Abbreviation

IO	– Interest Only security for which the fund receives interest on notional principal
REMIC	—Real Estate Mortgage Investment Conduit

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2017

(Unaudited)

Seix Ultra-Short Bond Fund

	Shares or Principal Amount($)	Value($)
Asset-Backed Securities 13.7%
Automobiles 4.0%
AmeriCredit Automobile Receivables Trust, Series 2014-2, Cl B, 1.600%, 07/08/19	425,095	425,116
Chrysler Capital Auto Receivables Trust, Series 2013-BA, Cl A4, 1.270%, 03/15/19(a)	42,376	42,368
Chrysler Capital Auto Receivables Trust, Series 2013-BA, Cl B, 1.780%, 06/17/19(a)	500,000	500,185
Ford Credit Auto Owner Trust, Series 2013-B, Cl B, 1.110%, 10/15/18	135,990	135,968
Ford Credit Auto Owner Trust, Series 2013-C, Cl B, 1.680%, 11/15/18	91,612	91,639
Hyundai Auto Receivables Trust, Series 2014-A, Cl B, 1.730%, 08/15/19	585,000	585,663
Mercedes-Benz Master Owner Trust, Series 2017-BA, Cl A, 1.579%, 05/16/22(a)(b)	800,000	801,125

		2,582,064

Credit Card 6.6%
Cabela’s Credit Card Master Note Trust, Series 2014-2, Cl A, 1.609%, 07/15/22(b)	1,000,000	1,003,400
Capital One Multi-Asset Execution Trust, Series 2005-B3, Cl B3, 1.708%, 05/15/28(b)(c)	1,253,000	1,207,714
Citibank Credit Card Issuance Trust, Series 2017-A6, Cl A6, 1.826%, 05/14/29(b)	1,000,000	1,006,407
Discover Card Execution Note Trust, Series 2017-A5, Cl A5, 1.816%, 12/15/26(b)	1,000,000	1,005,315

		4,222,836

Other 3.1%
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Cl A2, 5.216%, 01/25/42(a)	1,060,515	1,061,024
Taco Bell Funding LLC, Series 2016-1A, Cl A2I, 3.832%, 05/25/46(a)	907,145	927,384

		1,988,408

Total Asset-Backed Securities (Cost $8,717,785)		8,793,308

Collateralized Mortgage Obligations 10.3%
Commercial Mortgage Backed Securities 10.3%
Chicago Skyscraper Trust
Series 2017-SKY, Cl A, 1.959%, 02/15/30(a)(b)	1,000,000	1,001,871

Cold Storage Trust
Series 2017-ICE3, Cl A, 2.159%, 04/15/36(a)(b)	1,000,000	1,001,239

Federal Home Loan Mortgage Corporation
Series KF08, Cl A, 1.516%, 01/25/22(b)	960,707	959,190

FREMF Mortgage Trust
Series 2013-K713, Cl B, 3.274%, 04/25/46(a)(b)	105,000	106,959

FREMF Multifamily Aggregation Risk Transfer Trust
Series 2017-KT01, Cl A, 1.349%, 02/25/20(b)	1,900,000	1,904,997

Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C12, Cl A1, 1.313%, 10/15/46	382,336	381,589
Series 2014-C14, Cl A1, 1.250%, 02/15/47	171,113	170,480

		552,069

WFRBS Commercial Mortgage Trust
Series 2012-C8, Cl A2, 1.881%, 08/15/45	101,397	101,335
Series 2012-C8, Cl AFL, 2.001%, 08/15/45(a)(b)	1,000,000	1,016,199

		1,117,534

Total Collateralized Mortgage Obligations (Cost $6,628,866)		6,643,859

See Notes to Schedules of Portfolio Investments.

Corporate Bonds 48.4%
Auto Manufacturers 7.2%
BMW U.S. Capital LLC, 1.500%, 04/11/19(a)	671,000	668,352
Daimler Finance North America LLC, 2.030%, 08/01/18(a)(b)	1,314,000	1,321,955
Ford Motor Credit Co. LLC, 5.000%, 05/15/18	1,013,000	1,038,912
General Motors Financial Co., Inc., 2.400%, 05/09/19	1,039,000	1,041,779
PACCAR Financial Corp., 1.823%, 12/06/18,MTN(b)	520,000	523,784

		4,594,782

Banks 10.8%
Bank of America Corp., 2.000%, 01/11/18	1,034,000	1,035,582
Bank of Montreal, 2.100%, 12/12/19,MTN	905,000	906,931
Capital One Financial Corp., 2.500%, 05/12/20	679,000	681,942
Citibank NA, 2.100%, 06/12/20	790,000	790,255
Goldman Sachs Group, Inc. (The), 5.950%, 01/18/18	1,688,000	1,725,724
Morgan Stanley, 2.125%, 04/25/18	1,051,000	1,054,466
UBS AG, 2.200%, 06/08/20(a)	708,000	708,499

		6,903,399

Beverages 1.6%
Molson Coors Brewing Co., 1.450%, 07/15/19	1,050,000	1,037,206

Biotechnology 1.0%
Celgene Corp., 2.125%, 08/15/18	654,000	656,526

Chemicals 3.6%
Chevron Phillips Chemical Co. LLC, 1.700%, 05/01/18(a)	1,498,000	1,498,780
Sherwin-Williams Co. (The), 2.250%, 05/15/20	810,000	811,812

		2,310,592

Computers 1.6%
Dell International LLC/EMC Corp., 3.480%, 06/01/19(a)	1,019,000	1,042,820

Electric 1.5%
Emera U.S. Finance LP, 2.150%, 06/15/19	963,000	962,104

Electronics 1.6%
Fortive Corp., 1.800%, 06/15/19	1,052,000	1,044,459

Healthcare—Products 1.6%
Thermo Fisher Scientific, Inc., 2.400%, 02/01/19	1,010,000	1,017,488

Housewares 1.6%
Newell Brands, Inc., 2.600%, 03/29/19	1,028,000	1,038,023

Miscellaneous Manufacturer 1.6%
Siemens Financieringsmaatschappij NV, 2.200%, 03/16/20(a)	1,019,000	1,026,360

Oil & Gas 3.2%
BP Capital Markets PLC, 1.926%, 09/26/18(b)	1,168,000	1,175,286
Chevron Corp., 1.686%, 02/28/19	897,000	897,627

		2,072,913

Oil & Gas Services 1.6%
TechnipFMC PLC, 2.000%, 10/01/17(a)	1,040,000	1,039,540

Pharmaceuticals 0.4%
McKesson Corp., 2.284%, 03/15/19	214,000	215,228

Pipelines 4.0%
Kinder Morgan, Inc., 2.000%, 12/01/17	1,043,000	1,043,563
TransCanada PipeLines Ltd., 1.625%, 11/09/17	1,542,000	1,542,696

		2,586,259

See Notes to Schedules of Portfolio Investments.

Real Estate Investment Trust 1.6%
American Tower Corp., 4.500%, 01/15/18(c)	1,011,000	1,024,849

Retail 1.0%
CVS Health Corp., 1.900%, 07/20/18	656,000	657,704

Semiconductors 0.9%
QUALCOMM, Inc., 2.100%, 05/20/20	593,000	595,711

Telecommunication Services 0.7%
Verizon Communications, Inc., 1.375%, 08/15/19	472,000	467,812

Transportation 1.3%
Canadian National Railway Co., 1.352%, 11/14/17(b)	831,000	831,286

Total Corporate Bonds (Cost $31,061,604)		31,125,061

U.S. Government Agency Mortgages 24.7%
Federal National Mortgage Association
Pool #467699, 1.405%, 05/01/18(b)	233,585	233,452
Pool #468910, 1.395%, 08/01/18(b)	223,323	223,490
Pool #AN3353, 1.565%, 09/01/21(b)(c)	1,000,000	1,000,412
Pool #AN3539, 1.465%, 11/01/21(b)	988,473	987,024
Pool #AM7617, 1.465%, 08/01/22(b)	957,624	958,009
Pool #AN5986, 1.487%, 12/01/22(b)(d)	1,000,000	1,000,312
Pool #AM2292, 1.345%, 01/01/23(b)	908,378	905,575
Pool #AN3414, 1.595%, 01/01/23(b)	988,780	990,069
Pool #AN1582, 1.435%, 09/01/23(b)(c)	1,000,000	1,000,627
Pool #AN3845, 1.535%, 12/01/23(b)	2,674,083	2,665,973
Pool #AN4300, 1.555%, 01/01/24(b)	3,057,110	3,052,887
Pool #AN4364, 1.585%, 01/01/24(b)	1,000,000	1,002,577
Pool #AN3434, 1.645%, 09/01/24(b)	1,825,000	1,825,694

Total U.S. Government Agency Mortgages (Cost $15,860,593)		15,846,101

U.S. Treasury Obligation 0.2%
U.S. Treasury Bill 0.2%
0.000%, 07/27/17	100,000	99,945

Total U.S. Treasury Obligations (Cost $99,940)		99,945

Money Market Fund 2.6%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.83%(e)	1,695,111	1,695,111

Total Money Market Fund (Cost $1,695,111)		1,695,111

Total Investments (Cost $64,063,899) — 99.9%		64,203,385
Other Assets in Excess of Liabilities — 0.1%		42,952

Net Assets — 100.0%		$64,246,337

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 21.4% of net assets as of June 30, 2017.
(b)	Variable or floating rate security. Rate disclosed is as of June 30, 2017.
(c)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(d)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(e)	Rate disclosed, the 7 day yield, is as of June 30, 2017.

Investment Abbreviation

MTN	– Medium Term Note

See Notes to Schedules of Portfolio Investments.

Open Futures Contract

At June 30, 2017, the Fund’s open futures contracts were as follows:

Description	Position	Notional Amount	Expiration Month	Contracts	Unrealized Appreciation
U.S. Treasury 2 Year Note	Short	$(14,502,084)	September 2017	67	$22,756

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2017

(Unaudited)

Seix Virginia Intermediate Municipal Bond Fund

	Shares or Principal Amount($)	Value($)
Municipal Bonds 95.7%
District of Columbia 7.0%
Metropolitan Washington D.C. Airports Authority, Airport System, Series A, AMT, RB, 5.125%, 10/01/23	1,000,000	1,047,770
Metropolitan Washington D.C. Airports Authority, Airport System, Series B, RB, 5.000%, 10/01/26, BHAC	2,175,000	2,351,153

		3,398,923

Georgia 2.5%
Private Colleges & Universities Authority, RB, 5.000%, 04/01/23	1,065,000	1,226,220

Guam 2.6%
Territory of Guam, Series A, RB, 5.000%, 12/01/33	380,000	418,657
Territory of Guam, Series A, RB, 5.000%, 12/01/34	290,000	317,570
Territory of Guam, Series A, RB, 5.000%, 12/01/46	485,000	527,501

		1,263,728

North Carolina 7.0%
North Carolina Capital Facilities Finance Agency, Educational Facilities, RB, 5.000%, 05/01/32	1,740,000	1,874,972
North Carolina Medical Care Commission, RB, 5.000%, 10/01/27(a)	380,000	467,389
North Carolina Medical Care Commission, RB, 5.000%, 10/01/33(a)	495,000	583,446
North Carolina Medical Care Commission, RB, 5.000%, 10/01/35(a)	380,000	444,608

		3,370,415

Virginia 76.6%
Chesapeake, Series A, GO, 5.000%, 08/01/23	1,000,000	1,201,020
Fairfax County Industrial Development Authority, RB, 5.000%, 05/15/31	1,000,000	1,177,810
Fairfax County Industrial Development Authority, Series D, RB, 5.000%, 05/15/27	500,000	573,655
Fairfax County Water Authority, RB, 5.000%, 04/01/25	1,550,000	1,788,715
Fairfax County Water Authority, RB, 5.000%, 04/01/27	600,000	690,624
Greater Richmond Convention Center Authority, RB, 5.000%, 06/15/28	875,000	1,025,640
Greater Richmond Convention Center Authority, RB, 5.000%, 06/15/30	1,000,000	1,154,910
Greater Richmond Convention Center Authority, RB, 5.000%, 06/15/32	1,000,000	1,142,170
Hampton Roads Sanitation District Wastewater, Series A, RB, 5.000%, 08/01/34	1,460,000	1,734,115
Hanover County Economic Development Authority, Regional Medical Care Project, RB, 6.375%, 08/15/18, NATL-RE	1,815,000	1,854,658
Isle County Wight, Series A, GO, 5.000%, 07/01/35, State Aid Withholding	750,000	855,285
Loudoun County Economic Development Authority, Series A, RB, 5.000%, 06/01/31	1,000,000	1,123,900
Loudoun County Sanitation Authority, RB, 4.000%, 01/01/28	1,000,000	1,098,800
Norfolk Water Revenue, Series A, RB, 5.250%, 11/01/44(b)	1,750,000	2,037,525
Northern Virginia Transportation Authority, RB, 5.000%, 06/01/26(b)	1,250,000	1,516,238
Richmond Industrial Development Authority, Government Facilities, RB, 5.000%, 07/15/18, AMBAC	1,795,000	1,846,570
Roanoke Economic Development Authority, Hospital Revenue, RB, 5.000%, 07/01/27	1,000,000	1,125,910
Virginia College Building Authority, Educational Facilities Project, Washington & Lee University, RB, 5.375%, 01/01/21	2,795,000	3,032,994
Virginia Commonwealth Transportation Board, RB, 5.000%, 03/15/24	2,000,000	2,324,520
Virginia Commonwealth University, Health System Authority, RB, 5.000%, 07/01/30	1,460,000	1,603,182
Virginia Port Authority, Series A, AMT, RB, 5.000%, 07/01/32, Pre-refunded 07/01/2025 @ 100	3,000,000	3,681,210

See Notes to Schedules of Portfolio Investments.

Virginia Public Building Authority, Series A, RB, 5.000%, 08/01/31, Pre-refunded 08/01/2021 @ 100	10,000	11,498
Virginia Public School Authority, Series A, RB, 5.000%, 08/01/27, State Aid Withholding	1,560,000	1,834,076
Virginia Resources Authority, RB, 5.000%, 11/01/28, Pre-refunded 11/01/2022 @ 100	330,000	390,869
Virginia Resources Authority, RB, 5.000%, 11/01/28	1,970,000	2,320,049

		37,145,943

Total Municipal Bonds (Cost $44,585,165)		46,405,229

Money Market Fund 6.4%
Federated Government Obligations Tax-Managed Fund, Institutional Shares, 0.76%(c)	3,097,502	3,097,502

Total Money Market Fund (Cost $3,097,502)		3,097,502

Total Investments (Cost $47,682,667) — 102.1%		49,502,731
Liabilities in Excess of Other Assets — (2.1)%		(1,009,229)

Net Assets — 100.0%		$48,493,502

(a)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(b)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(c)	Rate disclosed, the 7 day yield, is as of June 30, 2017.

Investment Abbreviations

AMBAC	– Security guaranteed by American Municipal Bond Assurance Corporation
AMT	– Income subject to Alternative Minimum Tax
BHAC	– Security guaranteed by Berkshire Hathaway Assurance Corporation
GO	– General Obligation
NATL-RE	– Reinsurance provided by National Public Finance Guarantee Corporation
RB	– Revenue Bond

See Notes to Schedules of Portfolio Investments.

Notes to Schedules of Portfolio Investments

1. Organization

RidgeWorth Funds (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company offering the following funds as of June 30, 2017: Capital Innovations Global Resources and Infrastructure Fund, Ceredex Large Cap Value Equity Fund, Ceredex Mid-Cap Value Equity Fund, Ceredex Small Cap Value Equity Fund, Innovative Growth Stock Fund, International Equity Fund, Silvant Large Cap Growth Stock Fund, Silvant Small Cap Growth Stock Fund, Conservative Allocation Strategy, Growth Allocation Strategy, Moderate Allocation Strategy, Seix Core Bond Fund, Seix Corporate Bond Fund, Seix Floating Rate High Income Fund, Seix Georgia Tax-Exempt Bond Fund, Seix High Grade Municipal Bond Fund, Seix High Income Fund, Seix High Yield Fund, Seix Investment Grade Tax-Exempt Bond Fund, Seix Limited Duration Fund, Seix North Carolina Tax-Exempt Bond Fund, Seix Short-Term Bond Fund, Seix Short-Term Municipal Bond Fund, Seix Total Return Bond Fund, Seix U.S. Government Securities Ultra-Short Bond Fund, Seix U.S. Mortgage Fund and Seix Virginia Intermediate Municipal Bond Fund (each, a “Fund” and collectively, the “Funds”), which are each (except Seix North Carolina Tax-Exempt Bond Fund) a diversified series of the Trust. Effective June 1, 2017, Virtus Investment Partners, Inc. acquired RidgeWorth Capital Management LLC (“RidgeWorth”) and RidgeWorth’s name is now Virtus Fund Advisers, LLC (“VFA”). VFA (“Investment Adviser”) serves as the investment adviser to the Funds.

The Trust’s officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Codification Topic 946 (“ASC Topic 946”) Financial Services – Investment Companies.

2. Significant Accounting Policies

The following are significant accounting policies consistently followed by the Funds in the preparation of its Schedules of Portfolio Investments (each, a “Schedule” and collectively, the “Schedules”). These policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”). The preparation of the Schedules in accordance with GAAP requires management to make estimates and assumptions regarding assets and liabilities at the date of the Schedules. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation—Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the last quoted bid price, which is based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. The prices are provided by independent pricing vendors approved by the Board of Trustees of the Trust (the “Board”).

The Funds, in accordance with GAAP, have adopted FASB Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

•	Level 1— Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in underlying funds are valued at their Net Asset Value (“NAV”) daily and are classified as Level 1 prices.

•	Level 2—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain asset and mortgage backed products, less liquid listed equities, certain equity securities listed or traded on foreign security exchanges which include a fair valuation adjustment factor applied to their equity prices as of the end of the period and state, municipal and provincial obligations.

•	Level 3—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the Funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value. Exchange Traded Funds are traded on a securities exchange. The market prices of index-based investments will fluctuate in accordance with changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company’s shares on the exchange upon which the shares are traded.

The independent pricing vendor may value bank loans and debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, and/or other methodologies designed to identify the market value for such securities and such securities are considered Level 2 in the fair value hierarchy. Publicly-traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the bid prices as of the close of business of that market and such securities are considered Level 2 in the fair value hierarchy. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded and such securities may be considered Level 1 in the fair value hierarchy. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade and such securities may be considered Level 1 in the fair value hierarchy. Centrally cleared credit default and interest rate swaps are valued at the price determined by the relevant exchange and such securities may be considered Level 2 in the fair value hierarchy. Forward foreign exchange contracts are valued using daily forward exchange rates and such securities may be considered Level 2 in the fair value hierarchy.

When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its NAV, each of the Funds will value the security as determined in accordance with the Pricing and Valuation Procedures approved by the Board. The Pricing and Valuation Procedures are performed and monitored by a Valuation Committee (the “Committee”) designated by the Board. Some of the more common reasons which may necessitate that a security be fair valued in accordance with the Pricing and Valuation Procedures include, but are not limited to: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is fair valued in accordance with the Pricing and Valuation Procedures, the Committee determines the value after taking into consideration relevant information reasonably available to the Committee. Under the Pricing and Valuation Procedures, such securities may be considered Level 2 or Level 3 in the fair value hierarchy. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value, and such securities are considered Level 2 in the fair value hierarchy. Certain Funds hold securities or other assets that are denominated in a foreign currency. The Funds will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time) when valuing such assets.

The assets of Conservative Allocation Strategy, Growth Allocation Strategy and Moderate Allocation Strategy consist of investments in other funds including affiliated funds (See Note 4), which are valued at their respective daily net asset values.

The following is a summary of the inputs used in valuing the Funds’ assets and liabilities carried at fair value as of June 30, 2017:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Capital Innovations Global Resources and Infrastructure Fund
Assets
Common Stocks[1]	$8,279,856	$—	$—	$8,279,856
Money Market Fund	69,434	—	—	69,434

Total Investments	8,349,290	—	—	8,349,290

Ceredex Large Cap Value Equity Fund
Assets
Common Stocks[1]	1,975,097,037	—	—	1,975,097,037
Money Market Fund	16,362,044	—	—	16,362,044

Total Investments	1,991,459,081	—	—	1,991,459,081

Ceredex Mid-Cap Value Equity Fund
Assets
Common Stocks[1]	2,990,186,400	—	—	2,990,186,400
Money Market Funds	153,858,894	—	—	153,858,894

Total Investments	3,144,045,294	—	—	3,144,045,294

Ceredex Small Cap Value Equity Fund
Assets
Common Stocks[1]	872,203,050	—	—	872,203,050
Money Market Fund	5,096,719	—	—	5,096,719

Total Investments	877,299,769	—	—	877,299,769

Innovative Growth Stock Fund
Assets
Common Stocks[1]	30,714,235	—	—	30,714,235
Money Market Fund	1,074,315	—	—	1,074,315

Total Investments	31,788,550	—	—	31,788,550

International Equity Fund
Assets
Common Stocks[1]	78,773,502	—	—	78,773,502
Money Market Funds	3,902,608	—	—	3,902,608

Total Investments	82,676,110	—	—	82,676,110

Silvant Large Cap Growth Stock Fund
Assets
Common Stocks[1]	152,365,504	—	—	152,365,504
Money Market Fund	4,570,771	—	—	4,570,771

Total Investments	156,936,275	—	—	156,936,275

Silvant Small Cap Growth Stock Fund
Assets
Common Stocks[1]	35,642,334	—	—	35,642,334
Money Market Funds	4,074,380	—	—	4,074,380

Total Investments	39,716,714	—	—	39,716,714

Conservative Allocation Strategy[2]
Assets
Equity Funds	11,676,511	—	—		11,676,511
Fixed Income Funds	17,466,138	—	—		17,466,138
Exchange Traded Funds	9,963,216	—	—		9,963,216
Money Market Fund	773,496	—	—		773,496

Total Investments	39,879,361	—	—		39,879,361

Growth Allocation Strategy[2]
Assets
Equity Funds	25,434,811	—	—		25,434,811
Fixed Income Funds	4,959,119	—	—		4,959,119
Exchange Traded Funds	8,277,701	—	—		8,277,701
Money Market Fund	1,285,126	—	—		1,285,126

Total Investments	39,956,757	—	—		39,956,757

Moderate Allocation Strategy[2]
Assets
Equity Funds	22,126,324	—	—		22,126,324
Fixed Income Funds	11,189,693	—	—		11,189,693
Exchange Traded Funds	13,124,301	—	—		13,124,301
Money Market Fund	1,181,917	—	—		1,181,917

Total Investments	47,622,235	—	—		47,622,235

Seix Core Bond Fund
Assets
Asset-Backed Securities[1]	—	13,833,561	—		13,833,561
Collateralized Mortgage Obligations[1]	—	12,770,185	—		12,770,185
Corporate Bonds[1]	—	52,735,491	—		52,735,491
U.S. Government Agency Mortgages[1]	—	40,207,930	—		40,207,930
U.S. Treasury Obligations[1]	—	97,906,232	—		97,906,232
Money Market Funds	4,187,279	—	—		4,187,279

Total Investments	4,187,279	217,453,399	—		221,640,678

Seix Corporate Bond Fund
Assets
Corporate Bonds[1]	—	20,021,102	—		20,021,102
Money Market Funds	1,280,011	—	—		1,280,011

Total Investments	1,280,011	20,021,102	—		21,301,113

Seix Floating Rate High Income Fund
Assets
Asset-Backed Securities[1]	—	10,697,065	—		10,697,065
Bank Loans[1]	—	5,743,019,076	—		5,743,019,076
Corporate Bonds[1]	—	195,673,389	40,698,380	[5]	236,371,769
Preferred Stock[1]	890,800	—	—		890,800
Rights[1]	417,648	—	—		417,648
Common Stocks[1]	4,563,922	7,856,366	—		12,420,288
Unlisted Call Option Purchased[1]	—	—	0	[5]	0
Money Market Fund	423,861,055	—	—		423,861,055

Total Investments	429,733,425	5,957,245,896	40,698,380	[5]	6,427,677,701

Other Financial Instruments[4]
Unfunded Loan Commitments	—	27,507	—		27,507

Total Assets	—	5,957,273,403	—		6,427,705,208

Seix Georgia Tax-Exempt Bond Fund
Assets
Municipal Bonds[3]	—	90,345,705	—		90,345,705
Money Market Fund	5,768,794	—	—		5,768,794

Total Investments	5,768,794	90,345,705	—		96,114,499

Seix High Grade Municipal Bond Fund
Assets
Municipal Bonds[3]	—	76,963,712	—		76,963,712
Money Market Fund	9,452,071	—	—		9,452,071

Total Investments	9,452,071	76,963,712	—		86,415,783

Seix High Income Fund
Assets
Bank Loans[1]	—	23,967,403	—		23,967,403
Corporate Bonds[1]	—	462,693,047	0	[5]	462,693,047
Convertible Preferred Stock[1]	598,252	—	—		598,252
Preferred Stock[1]	1,121,622	—	—		1,121,622
Warrants[1]	—	6,906	—		6,906
Common Stocks[1]	6,218,246	717,571	—		6,935,817
Money Market Funds	48,689,478	—	—		48,689,478

Total Investments	56,627,598	487,384,927	0	[5]	544,012,525

Seix High Yield Fund
Assets
Bank Loans[1]	—	23,198,112	—		23,198,112
Corporate Bonds[1]	—	462,613,439	—		462,613,439
Common Stock[1]	—	603,245	—		603,245
Money Market Funds	34,410,754	—	—		34,410,754

Total Investments	34,410,754	486,414,796	—		520,825,550

Seix Investment Grade Tax-Exempt Bond Fund
Assets
Municipal Bonds[3]	—	525,416,657	—		525,416,657
Money Market Fund	23,002,259	—	—		23,002,259

Total Investments	23,002,259	525,416,657	—		548,418,916

Seix Limited Duration Fund
Assets
Asset-Backed Securities[1]	—	1,180,231	—		1,180,231
Collateralized Mortgage Obligations[1]	—	4,118,921	—		4,118,921
U.S. Government Agency Mortgages[1]	—	1,331,457	—		1,331,457
Money Market Fund	33,732	—	—		33,732

Total Investments	33,732	6,630,609	—		6,664,341

Seix North Carolina Tax-Exempt Bond Fund
Assets
Municipal Bonds[3]	—	20,975,313	—		20,975,313
Money Market Fund	2,565,513	—	—		2,565,513

Total Investments	2,565,513	20,975,313	—		23,540,826

Seix Short-Term Bond Fund
Assets
Asset-Backed Securities[1]	—	4,806,384	—	4,806,384
Collateralized Mortgage Obligations[1]	—	4,754,776	—	4,754,776
Corporate Bonds[1]	—	12,702,687	—	12,702,687
U.S. Government Agency Mortgages[1]	—	2,149,210	—	2,149,210
U.S. Treasury Obligations[1]	—	10,320,206	—	10,320,206
Money Market Fund	2,842,982	—	—	2,842,982

Total Investments	2,842,982	34,733,263	—	37,576,245

Seix Short-Term Municipal Bond Fund
Assets
Municipal Bonds[3]	—	30,955,927	—	30,955,927
Money Market Fund	5,813,839	—	—	5,813,839

Total Investments	5,813,839	30,955,927	—	36,769,766

Seix Total Return Bond Fund
Assets
Asset-Backed Securities[1]	—	59,538,568	—	59,538,568
Collateralized Mortgage Obligations[1]	—	55,332,022	—	55,332,022
Corporate Bonds[1]	—	226,919,245	—	226,919,245
U.S. Government Agency Mortgages[1]	—	166,845,987	—	166,845,987
U.S. Treasury Obligations[1]	—	428,961,865	—	428,961,865
Money Market Funds	32,093,735	—	—	32,093,735

Total Investments	32,093,735	937,597,687	—	969,691,422

Other Financial Instruments[4]
Credit Default Swap Contracts	—	437,866	—	437,866
Interest Rate Swaps Contracts	—	275,519	—	275,519
Forward Foreign Currency Contracts		1,239,376		1,239,376

Total Assets	32,093,735	939,550,448	—	971,644,183

Liabilities
Forward Foreign Currency Contracts	—	(2,686,310)	—	(2,686,310)

Total Liabilities	—	(2,686,310)	—	(2,686,310)

Seix U.S. Government Securities Ultra-Short Bond Fund
Assets
Asset-Backed Security[1]	—	23,894,652	—	23,894,652
Collateralized Mortgage Obligations[1]	—	763,478,186	—	763,478,186
U.S. Government Agencies[1]	—	24,501,460	—	24,501,460
U.S. Government Agency Mortgages[1]	—	554,082,674	—	554,082,674
U.S. Treasury Obligation[1]	—	399,781	—	399,781
Money Market Fund	36,612,929	—	—	36,612,929

Total Investments	36,612,929	1,366,356,753	—	1,402,969,682

Other Financial Instruments[4]
Futures Contracts	147,166	—	—	147,166

Total Assets	36,760,095	1,366,356,753	—	1,403,116,848

Seix U.S. Mortgage Fund
Assets
Collateralized Mortgage Obligations[1]	—	2,102,769	—	2,102,769
U.S. Government Agency Mortgages[1]	—	21,453,278	—	21,453,278
U.S. Treasury Obligations[1]	—	554,054	—	554,054
Money Market Fund	887,350	—	—	887,350

Total Investments	887,350	24,110,101	—	24,997,451

Seix Ultra-Short Bond Fund
Assets
Asset-Backed Securities[1]	—	8,793,308	—	8,793,308
Collateralized Mortgage Obligations[1]	—	6,643,859	—	6,643,859
Corporate Bonds[1]	—	31,125,061	—	31,125,061
U.S. Government Agency Mortgages[1]	—	15,846,101	—	15,846,101
U.S. Treasury Obligation[1]	—	99,945	—	99,945
Money Market Fund	1,695,111	—	—	1,695,111

Total Investments	1,695,111	62,508,274	—	64,203,385

Other Financial Instruments[4]
Futures Contracts	22,756	—	—	22,756

Total Assets	1,717,867	63,508,587	—	64,226,141

Seix Virginia Intermediate Municipal Bond Fund
Assets
Municipal Bonds[3]	—	46,405,229	—	46,405,229
Money Market Fund	3,097,502	—	—	3,097,502

Total Investments	3,097,502	46,405,229	—	49,502,731

1	Please see the Schedules for Sector or Country Classifications.
2	For additional information regarding the investments of the underlying RidgeWorth Funds, please call 1-888-784-3863 or visit www.ridgeworthfunds.com.
3	Please see the Schedules for State Classifications.
4	Other Financial Instruments are derivative instruments and appreciation on unfunded loan commitments not reflected in the value of Total Investments in the Schedules, such as credit default swaps, forward foreign currency contracts, futures and interest rate swaps, which are shown at the unrealized appreciation (depreciation) on the instrument.
5	As of June 30, 2017, the securities designated as Level 3 were fair valued using significant unobservable inputs under procedures adopted by the Board. Such valuations were based on a review of inputs such as, but not limited to, similar securities, company specific financial information, and company specific news. Each of these securities are Board fair valued securities for the period ended June 30, 2017. The Level 3 securities comprised 0.7% of net assets of Seix Floating Rate High Income Fund and 0.0% of net assets of Seix High Income Fund.

The following is a reconciliation of investments as of June 30, 2017 in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 3/31/2017	Accrued Discounts	Realized Gain	Change in Unrealized Appreciation	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 6/30/2017	Net Change in Unrealized Appreciation from Investments Still Held as of 6/30/2017
Seix Floating Rate High Income Fund
Corporate Bonds Oil & Gas	$44,142,364	$10,955	$5,913	$(975,719)	$649,804	$(1,835,329)	$—	$—	$40,698,380	$(975,719)

The Funds’ policy is to disclose transfers between levels based on valuations at the end of the reporting period. Each portfolio may hold securities which are periodically fair valued in accordance with the Pricing and Valuation Procedures. This may result in movements between Level 1 and Level 2 throughout the period. As of June 30, 2017, there were no transfers between Level 1 and Level 2 pursuant to the Pricing and Valuation Procedures.

(b) Security Transactions — Security transactions are accounted for on a trade date basis.

(c) Foreign Currency Translation — Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates, as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time), on the date of valuation.

(d) Derivative Instruments — Certain Funds may enter into derivative contracts for purposes of pursuing their investment objective, to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks. Open derivative positions at June 30, 2017 are included within each applicable Fund’s Schedule.

(e) Securities Traded on a To-Be-Announced Basis — Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date a Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(f) Forward Foreign Currency Contracts — Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statements of Assets and Liabilities within the Funds’ annual and semi-annual reports. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(g) Futures Contracts – Certain Funds may enter into futures contracts to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the Statements of Assets and Liabilities within the Funds’ annual and semi-annual reports. In addition, there is the risk that the Funds may not be able to enter into a closing transaction because of an illiquid secondary market.

(h) Swap Contracts – Certain Funds may invest in swap contracts for the purpose of managing exposure to interest rate, credit or market risk, or for other purposes. The use of swap contracts involves risks that are different from those associated with ordinary portfolio transactions. Swap contracts may be privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).

OTC swap contracts are marked-to-market daily using an independent pricing vendor and changes in value are recorded as unrealized appreciation or depreciation in the Statements of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable, as applicable, for variation margin on centrally cleared swaps on the Statement of Assets and Liabilities. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Funds’ custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedules of Portfolio Investments and restricted cash, if any, is identified on the Statements of Assets and Liabilities. Risks may exceed amounts recorded in the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap contracts.

Credit Default Swaps

Certain Funds enter into credit default swap (“CDS”) contracts for investment purposes, to manage credit risk or to add leverage. CDS contracts involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Funds may use a CDS contract to provide protection against defaults of the issuers (i.e., to reduce risk where the Funds have exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

As a seller of protection, a Fund generally receives an upfront payment or a stream of payments throughout the term of the swap contracts provided that there is no credit event. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, a Fund effectively adds leverage to its portfolio because, in addition to its total net assets, a Fund is subject to investment exposure on the notional amount of the swap contract. As a buyer of protection, a Fund generally receives an amount up to the notional value of the swap contract if a defined credit event occurs.

The Funds’ maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the swap contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Funds’ exposure to the counterparty). As the protection seller, the Funds’ maximum risk is the notional amount of the contract. CDS contracts are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the contract. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. Credit spreads utilized in determining the period end market value of CDS contracts on corporate or sovereign issues are disclosed in the Schedules of Portfolio Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. The quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk for CDS contracts on asset-backed securities and credit indices.

Entering into a CDS contract involves, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these contracts, and that the counterparty to the contract may default on its obligation to perform or disagree as to the meaning of the contractual terms in the contract, and that there are unfavorable changes in net interest rates.

Interest Rate Swaps

Certain Funds may enter into interest rate swap (“IRS”) contracts to manage exposure to interest rate risk. IRS contracts are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional principal amount. IRS contracts are marked-to-market daily based upon quotations from market makers.

The risks of IRS contracts include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(i) Securities Lending — Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans may not exceed either (i) 50% of the sum of the market value of all securities of the Fund and the market value of securities purchased with cash collateral or (ii) 33.33% of the total market value of all securities of the Fund. No Fund will lend portfolio securities to its investment adviser, subadviser, or its affiliates unless it has applied for and received specific authority to do so from the Securities and Exchange Commission. Loans of portfolio securities are required to be fully collateralized by cash, letters of credit or U.S. government securities. The initial value of the collateral must be at least 102% of the market value of the securities loaned, if the securities loaned are U.S. securities (105% for non-U.S. securities); and maintained in an amount equal to at least 100% (103% for non-U.S. securities) thereafter. However, due to market fluctuations during the day, the value of securities loaned on a particular day may exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Lending securities involves certain risks; including the risk that a Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities. A fee will be obtained from the borrower if letters of credit or U.S. government securities are used as collateral.

For Seix Core Bond Fund and Seix Corporate Bond Fund, all of the securities on loan are classified as Corporate Bonds in the Fund’s Schedule of Investments, and remaining contractual maturity of agreements are classified as overnight and continuous as of June 30, 2017. For Seix High Income Fund, Seix High Yield Fund and Seix Total Return Bond Fund the value of the security loan obligation is classified as follows as of June 30, 2017:

Ceredex Mid-Cap Value Equity Fund

	Remaining Contractual Maturity of the Agreements As of June 30, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$57,863,650	$—	$—	$—	$57,863,650

Total Borrowings	$57,863,650	$—	$—	$—	$57,863,650

Gross amount of recognized liabilities for securities lending transactions					$57,863,650

International Equity Fund

	Remaining Contractual Maturity of the Agreements As of June 30, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$68,724	$—	$—	$—	$68,724

Total Borrowings	$68,724	$—	$—	$—	$68,724

Gross amount of recognized liabilities for securities lending transactions					$68,724

Silvant Small Cap Growth Stock Fund

	Remaining Contractual Maturity of the Agreements As of June 30, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$3,237,954	$—	$—	$—	$3,237,954

Total Borrowings	$3,237,954	$—	$—	$—	$3,237,954

Gross amount of recognized liabilities for securities lending transactions					$3,237,954

Seix Core Bond Fund

	Remaining Contractual Maturity of the Agreements As of June 30, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Corporate Bonds	$288,278	$—	$—	$—	$288,278

Total Borrowings	$288,278	$—	$—	$—	$288,278

Gross amount of recognized liabilities for securities lending transactions					$288,278

Seix Corporate Bond Fund

	Remaining Contractual Maturity of the Agreements As of June 30, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Corporate Bonds	$457,790	$—	$—	$—	$457,790

Total Borrowings	$457,790	$—	$—	$—	$457,790

Gross amount of recognized liabilities for securities lending transactions					$457,790

Seix High Income Fund

	Remaining Contractual Maturity of the Agreements As of June 30, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Corporate Bonds	$40,081,743	$—	$—	$—	$40,081,743

Total Borrowings	$40,081,743	$—	$—	$—	$40,081,743

Gross amount of recognized liabilities for securities lending transactions					$40,081,743

Seix High Yield Fund

	Remaining Contractual Maturity of the Agreements As of June 30, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Corporate Bonds	$19,412,600	$—	$—	$—	$19,412,600

Total Borrowings	$19,412,600	$—	$—	$—	$19,412,600

Gross amount of recognized liabilities for securities lending transactions					$19,412,600

Seix Total Return Bond Fund

	Remaining Contractual Maturity of the Agreements As of June 30, 2017
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Corporate Bonds	$6,996,080	$—	$—	$—	$6,996,080

Total Borrowings	$6,996,080	$—	$—	$—	$6,996,080

Gross amount of recognized liabilities for securities lending transactions					$6,996,080

(j) Real Estate Investment Trusts — Certain Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Funds re-characterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year.

(k) Bank Loans — Certain Funds may invest in first and second lien senior floating-rate loans (“bank loans”). These loans are made by banks and other large financial institutions to various companies and are senior in the borrowing companies’ capital structure. Coupon rates are floating, not fixed, and are tied to a benchmark lending rate. Some types of senior loans in which these Funds may invest require that an open loan for a specific amount be continually offered to a borrower. These types of senior loans, commonly referred to as revolvers, contractually obligate the lender (and therefore those with an interest in the loan) to fund the loan at the borrower’s discretion. A Fund will maintain, on a daily basis, high quality, liquid assets in an amount at least equal in value to its contractual obligation to fulfill the revolving senior loan. Therefore, a Fund must have funds sufficient to cover its contractual obligation. In addition, bank loans generally are subject to extended settlement periods, which may impair the Fund’s ability to sell or realize the full value of its loans in the event of a need to liquidate such loans. As of June 30, 2017, only the Seix Floating Rate High Income Fund had unfunded loan commitments that can be found on the Fund’s Schedule of Portfolio Investments.

(l) Restricted Securities — Certain Funds’ investments are restricted as to resale. All of these restricted securities have been deemed liquid by the Funds’ Investment Adviser based upon procedures approved by the Board, unless stated otherwise in the Funds’ Schedules of Portfolio Investments. As of June 30, 2017, the Funds did not have any restricted securities.

(m) When-Issued Securities and Forward Commitments — Delivery and payment for securities that have been purchased by a Fund on a forward commitment or when-issued basis can take place up to a month or more after the transaction date at a fixed price. During this period, such securities are subject to market fluctuations. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of a Fund’s NAV if the Fund makes such investments while remaining substantially fully invested. A Fund records when-issued securities on trade date and will segregate or earmark liquid assets in an amount at least equal in value to its commitments to purchase when-issued and forward commitment securities or engage in other appropriate measures to “cover” its obligation. When-issued securities and the segregated liquid assets associated with such investments are presented within the Funds’ Schedules of Portfolio Investments.

(n) Credit and Market Risk — Certain Funds’ investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(o) Foreign Investment Risks — Certain Funds may invest in securities of foreign issuers in various countries. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is a possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers, including governments, in emerging market countries may be more precarious than in other countries. As a result, there may be an increased risk of price volatility associated with a Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Please refer to each Fund’s prospectus for additional risks that may be associated with the Funds.

For securities subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value.

(p) Counterparty Risk and Credit-Risk-Related Contingent Features of Derivative Instruments — Certain Funds may invest in certain securities or engage in other transactions where the Funds are exposed to counterparty credit risk in addition to broader market risks. The Funds may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Funds’ Investment Adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Funds to increased risk of loss.

(q) Other Risks — Certain Funds invest in high yield corporate, government, and other debt instruments of U.S. and non-U.S. issuers. High yield securities involve greater risk of default or downgrade and are more volatile than investment grade securities. A Fund’s concentration of investments in securities of issuers located in a specific region or state, subjects that Fund to the economic and government policies of the region or state, and may increase risk versus that of a fund whose investments are more diversified. Please refer to each Fund’s prospectus for additional risks that may be associated with the Funds.

At June 30, 2017, one shareholder owned 100% of Seix Limited Duration Fund. Transaction activities of these shareholders may have a material effect on the respective Fund. Redemptions of these shareholders’ holdings in the Fund may impact the Fund’s liquidity and net asset value. Such redemptions may force the Fund to sell securities.

(r) Master Limited Partnership — Certain Funds may invest in domestic master limited partnership (“MLPs”). MLPs are publicly traded companies organized as limited partnerships or limited liability companies and treated as partnerships for federal income tax purposes. An investment in MLP units involves risks in addition to the risks associated with a similar investment in equity securities, such as common stock, of a corporation. As compared to common shareholders of a corporation, holders of MLP units have more limited control and limited rights to vote on matters affecting the partnership. Additional risks inherent to investments in MLP units include cash flow risk, tax risk, risk associated with a potential conflict of interest between unit holders and the MLP’s general partner, and capital markets risk. Moreover, the value of the Fund’s investment in MLPs depends largely on the MLPs being treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet current legal requirements to maintain eligibility for partnership tax treatment, or if it is unable to do so because of tax law changes, it could be taxed as a corporation and there could be a material decrease in the value of its securities. Certain MLP securities may trade in lower volumes due to their smaller capitalizations. Accordingly, those MLPs may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.

Distributions received from each Fund’s investments in MLPs may be comprised of both income and return of capital. Each Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded.

3. Tax Basis of Investments

As of June 30, 2017 the cost and aggregate gross unrealized appreciation and depreciation on securities were substantially the same for federal income tax purposes on securities and are listed below:

Fund	Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Capital Innovations Global Resources and Infrastructure Fund	$8,194,106	$657,624	$(502,440)	$155,184
Ceredex Large Cap Value Equity Fund	1,579,488,196	436,822,593	(24,851,708)	411,970,885
Ceredex Mid-Cap Value Equity Fund	2,853,187,091	354,695,966	(63,837,763)	290,858,203
Ceredex Small Cap Value Equity Fund	738,286,174	185,628,645	(46,615,050)	139,013,595
Innovative Growth Stock Fund	17,816,353	14,286,530	(314,333)	13,972,197
International Equity Fund	70,374,404	12,701,096	(399,390)	12,301,706
Silvant Large Cap Growth Stock Fund	95,333,291	63,624,472	(2,021,488)	61,602,984
Silvant Small Cap Growth Stock Fund	32,279,799	8,651,542	(1,214,627)	7,436,915
Conservative Allocation Strategy	36,710,391	3,176,278	(7,308)	3,168,970
Growth Allocation Strategy	32,263,307	7,696,291	(2,841)	7,693,450
Moderate Allocation Strategy	39,181,323	8,442,341	(1,429)	8,440,912
Seix Core Bond Fund	219,020,125	3,180,980	(560,427)	2,620,553
Seix Corporate Bond Fund	20,928,344	484,714	(111,945)	372,769
Seix Floating Rate High Income Fund	6,499,917,528	57,715,863	(129,955,690)	(72,239,827)
Seix Georgia Tax-Exempt Bond Fund	92,682,031	3,824,458	(391,990)	3,432,468
Seix High Grade Municipal Bond Fund	83,383,695	3,144,699	(112,611)	3,032,088
Seix High Income Fund	533,721,319	23,298,389	(13,007,183)	10,291,206
Seix High Yield Fund	509,726,005	18,811,462	(7,711,917)	11,099,545
Seix Investment Grade Tax-Exempt Bond Fund	530,321,145	18,813,480	(715,709)	18,097,771
Seix Limited Duration Fund	6,649,662	15,901	(1,222)	14,679
Seix North Carolina Tax-Exempt Bond Fund	22,693,039	907,785	(59,998)	847,787
Seix Short-Term Bond Fund	37,603,286	40,706	(67,747)	(27,041)
Seix Short-Term Municipal Bond Fund	36,698,313	95,691	(24,238)	71,453
Seix Total Return Bond Fund	950,825,609	14,902,053	(3,032,320)	11,869,733
Seix U.S. Government Securities Ultra-Short Bond Fund	1,397,194,401	6,653,346	(878,065)	5,775,281
Seix U.S. Mortgage Fund	24,941,490	162,344	(106,383)	55,961
Seix Ultra-Short Bond Fund	64,063,899	168,803	(29,317)	139,486
Seix Virginia Intermediate Municipal Bond Fund	47,682,667	1,989,230	(169,166)	1,820,064

4. Investments in Affiliated Issuers

Affiliated holdings are holdings in mutual funds which are managed by the Investment Adviser or an affiliate of the Investment Adviser or which are distributed by an affiliate of the Funds’ distributor. An investment by a Fund representing greater than 10% of the voting securities of an issuer makes that issuer an affiliated holding of the Fund. With respect to each Fund, the Investment Adviser was paid an investment advisory fee by the affiliated investments listed beneath its name below. Investments in affiliated issuers as of June 30, 2017, were as follows:

Underlying Funds	Market Value March 31, 2017	Purchases at Cost*	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value June 30, 2017	Share Balance at June 30, 2017	Dividend Income	Realized Gain Distributions
Conservative Allocation Strategy
RidgeWorth Capital Innovations Global Resources and Infrastructure Fund	$151,643	$—	$(142,244)	$(4,094)	$(5,305)	$—	—	$—	$—
RidgeWorth Ceredex Large Cap Value Equity Fund—IS Shares	3,906,070	—	(396,000)	102,050	(18,329)	3,593,791	204,425	—	—
RidgeWorth Ceredex Mid-Cap Value Equity Fund—IS Shares	1,541,562	—	(141,500)	36,927	(15,374)	1,421,615	96,643	—	—
RidgeWorth Ceredex Small Cap Value Equity Fund—I Shares	506,460	—	(44,800)	3,585	(15,154)	450,091	35,496	—	—
RidgeWorth International Equity Fund—IS Shares	1,329,896	—	(122,000)	8,606	98,801	1,315,303	119,140	—	—
RidgeWorth Seix Core Bond Fund—IS Shares	8,168	45	(—)	—	62	8,275	777	45	—
RidgeWorth Seix Corporate Bond Fund—I Shares	749,042	5,321	(44,000)	(757)	11,002	720,608	82,167	5,321	—
RidgeWorth Seix Floating Rate High Income Fund—IS Shares	179,950	1,938	(11,290)	208	(1,188)	169,618	19,474	1,938	—
RidgeWorth Seix High Income Fund—IS Shares	283,695	4,448	(17,450)	(160)	1,503	272,036	42,046	4,448	—
RidgeWorth Seix High Yield Fund—IS Shares	273,089	3,719	(16,950)	648	346	260,852	31,054	3,719	—
RidgeWorth Seix Total Return Bond Fund—IS Shares	15,542,421	84,936	(1,377,000)	(39,318)	155,871	14,366,910	1,368,277	84,936	—
RidgeWorth Seix US Government Securities Ultra Short Bond Fund—IS Shares	1,769,150	6,018	(107,300)	(671)	642	1,667,839	166,119	6,018	—
RidgeWorth Silvant Large Cap Growth Stock Fund—IS Shares	4,750,979	—	(483,500)	(17,561)	213,278	4,463,196	479,398	—	—
RidgeWorth Silvant Small Cap Growth Stock Fund—IS Shares	464,363	—	(44,800)	(1,289)	14,241	432,515	46,457	—	—

Total	$31,456,488	$106,425	$(2,948,834)	$88,174	$440,396	$29,142,649	2,691,473	$106,425	$—

Underlying Funds	Market Value March 31, 2017	Purchases at Cost*	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value June 30, 2017	Share Balance at June 30, 2017	Dividend Income	Realized Gain Distributions
Growth Allocation Strategy
RidgeWorth Capital Innovations Global Resources and Infrastructure Fund—I Shares	$307,914	$—	$(288,945)	$(11,034)	$(7,935)	$—	—	$—	$—
RidgeWorth Ceredex Large Cap Value Equity Fund—IS Shares	8,077,873	—	(339,000)	144,259	36,716	7,919,848	450,503	—	—
RidgeWorth Ceredex Mid-Cap Value Equity Fund—IS Shares	3,139,143	—	(117,000)	42,505	3,235	3,067,883	208,558	—	—
RidgeWorth Ceredex Small Cap Value Equity Fund—I Shares	985,664	—	(36,200)	1,090	(24,258)	926,296	73,052	—	—
RidgeWorth International Equity Fund—IS Shares	2,710,541	14,000	(102,000)	(481)	215,423	2,837,483	257,018	—	—
RidgeWorth Seix Core Bond Fund—IS Shares	2,845	15	(—)	—	22	2,882	271	15	—
RidgeWorth Seix Corporate Bond Fund—I Shares	250,707	1,755	(12,000)	(285)	3,646	243,823	27,802	1,755	—
RidgeWorth Seix Floating Rate High Income Fund—IS Shares	59,927	638	(2,700)	—	(329)	57,536	6,606	638	—
RidgeWorth Seix High Income Fund—IS Shares	94,633	1,464	(4,530)	(48)	482	92,001	14,220	1,464	—
RidgeWorth Seix High Yield Fund—IS Shares	91,124	1,227	(4,100)	36	279	88,566	10,544	1,227	—
RidgeWorth Seix Total Return Bond Fund—IS Shares	4,057,717	22,124	(201,500)	10,827	19,631	3,908,799	372,267	22,124	—
RidgeWorth Seix U.S. Government Securities Ultra-Short Bond Fund—IS Shares	591,923	1,988	(28,400)	(198)	199	565,512	56,326	1,988	—
RidgeWorth Silvant Large Cap Growth Stock Fund—IS Shares	9,796,127	5,000	(409,000)	(31,169)	419,769	9,780,727	1,050,561	—	—
RidgeWorth Silvant Small Cap Growth Stock Fund—IS Shares	910,233	—	(33,200)	(1,982)	27,523	902,574	96,947	—	—

Total	$31,076,371	$48,211	$(1,578,575)	$153,520	$694,403	$30,393,930	2,624,675	$29,211	$—

Underlying Funds	Market Value March 31, 2017	Purchases at Cost*	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value June 30, 2017	Share Balance at June 30, 2017	Dividend Income	Realized Gain Distributions
Moderate Allocation Strategy
RidgeWorth Capital Innovations Global Resources and Infrastructure Fund—I Shares	$286,431	$3,000	$(272,489)	$(8,452)	$(8,490)	$—	—	$—	$—
RidgeWorth Ceredex Large Cap Value Equity Fund—IS Shares	7,487,355	85,000	(878,000)	366,321	(204,733)	6,855,943	389,985	—	—
RidgeWorth Ceredex Mid-Cap Value Equity Fund—IS Shares	2,915,791	30,000	(302,000)	121,422	(80,743)	2,684,470	182,493	—	—
RidgeWorth Ceredex Small Cap Value Equity Fund—I Shares	926,049	10,000	(95,000)	2,249	(23,833)	819,465	64,627	—	—
RidgeWorth International Equity Fund—IS Shares	2,515,854	26,000	(252,000)	3,243	189,550	2,482,647	224,877	—	—
RidgeWorth Seix Core Bond—IS Shares	5,445	30	(—)	—	42	5,517	518	30	—
RidgeWorth Seix Corporate Bond Fund—I Shares	606,471	4,304	(44,900)	(770)	9,036	574,141	65,466	4,304	—
RidgeWorth Seix Floating Rate High Income Fund—IS Shares	145,640	1,571	(10,650)	1,211	(2,005)	135,767	15,588	1,571	—
RidgeWorth Seix High Income Fund—IS Shares	229,386	3,597	(17,080)	(2)	1,068	216,969	33,535	3,597	—
RidgeWorth Seix High Yield Fund—IS Shares	221,101	3,012	(16,400)	657	141	208,511	24,823	3,012	—
RidgeWorth Seix Total Return Bond Fund—IS Shares	9,754,708	53,476	(1,165,500)	65,273	8,460	8,716,417	830,135	53,476	—
RidgeWorth Seix US Government Securities Ultra Short Bond Fund—IS Shares	1,432,366	4,874	(104,850)	(334)	315	1,332,371	132,706	4,874	—
RidgeWorth Silvant Large Cap Growth Stock Fund—IS Shares	9,089,187	105,000	(1,050,000)	(33,403)	381,555	8,492,339	912,174	—	—
RidgeWorth Silvant Small Cap Growth Stock Fund—IS Shares	851,096	9,000	(91,000)	(2,525)	24,889	791,460	85,012	—	—

Total	$36,466,880	$338,864	$(4,299,869)	$514,890	$295,252	$33,316,017	2,961,939	$70,864	$—

*	Includes reinvestment of distributions.

5. Subsequent Events

Management has evaluated events and transactions for potential recognition or disclosure in this report through the date the report was available to be issued. Management has determined, except as set forth below, that there are no material events that would require disclosure through this date.

Shareholders of each Fund (except the RidgeWorth Capital Innovations Global Resources and Infrastructure Fund) approved an agreement and plan of reorganization (the “Plan”) at special meetings of shareholders held on May 9, 2017, May 30, 2017, June 20, 2017, June 23, 2017 and June 30, 2017. Effective close of business on July 14, 2017, each Fund reorganized into a newly created series of Virtus Asset Trust. Further, in accordance with the Plan, the RidgeWorth Moderate Allocation Strategy and the RidgeWorth Growth Allocation Strategy reorganized into the same newly created series of Virtus Asset Trust called the Virtus Growth Allocation Strategy Fund

At a special meeting of shareholders held on June 28, 2017, shareholders of the RidgeWorth Capital Innovations Global Resources and Infrastructure Fund approved an agreement and plan of reorganization. Effective close of business on June 30, 2017, the Fund reorganized into the Oak Ridge Global Resources & Infrastructure Fund, a newly created series of Investment Managers Series Trust.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RidgeWorth Funds

By:	/s/ Julia Short
Julia Short
President and Chief Executive Officer

Date:	August 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Julia Short
Julia Short
President and Chief Executive Officer

Date:	August 28, 2017

By:	/s/ Benjamin H. Lowe
Benjamin H. Lowe
Treasurer and Chief Financial Officer

Date:	August 28, 2017